UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 FIFTH AVENUE
NEW YORK, NY 10018
(Address of principal executive offices) (Zip code)

CITI FUND SERVICES
4400 EASTON COMMONS, SUITE 200
COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31 Date of reporting period: October 31, 2019

Item 1. Reports to Stockholders.
HSBC Funds

Annual Report
October 31, 2019

Intermediary
						Intermediary	Service
MONEY MARKET FUNDS	Class A	Class C	Class D	Class E	Class I	Class	Class	Class Y
HSBC U.S. Government Money Market Fund	FTRXX	HUMXX	HGDXX	HGEXX	HGIXX	HGGXX	HGFXX	RGYXX
HSBC U.S. Treasury Money Market Fund	HWAXX	HUCXX	HTDXX	HTEXX	HBIXX	HTGXX	HTFXX	HTYXX

HSBC Family of Funds
Annual Report - October 31, 2019

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	6

Schedules of Portfolio Investments

HSBC U.S. Government Money Market Fund	7
HSBC U.S. Treasury Money Market Fund	10
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	29
Other Federal Income Tax Information	31
Table of Shareholder Expenses	32
Board of Trustees and Officers	34
Other Information	36

Glossary of Terms

Bloomberg Barclays Global Aggregate Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed markets countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

Purchasing Managers’ Index (“PMI”) is an indicator of the economic health of the manufacturing sector. The PMI is based on five major indicators: new orders, inventory levels, production, supplier deliveries, and the employment environment.

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2 HSBC FAMILY OF FUNDS

Commentary From the Investment Manager (Unaudited)
HSBC Global Asset Management (USA) Inc.

Global Economic Review

The global economy softened during the 12-month period from November 1, 2018 through October 31, 2019. The U.S. Federal Reserve Board (the Fed) moved to protect the U.S. economy from global economic weakness by shifting monetary policy from tightening to easing. Uncertainty stemming from U.S.-China trade conflicts, weakness in the eurozone and a downturn in the manufacturing sector, especially in China, exerted downward pressure on economic growth around the world.

Late in 2018, fears of recession drove steep declines in equity markets. Optimism returned in early 2019 as central banks in China, the U.S. and Europe signaled looser monetary policies. Yet worries about the trade conflict between the U.S. and China and signs of further global economic weakness began to weigh on global equities and investor confidence as the year progressed. In the end, some resilience in the U.S. economy and cautious optimism about the potential for improved international trade relations helped buoy equity markets.

The U.S. economy grew throughout the period, though generally at a slowing rate. Annual GDP1 growth peaked at 3.1% in the first quarter of 2019, rebounding from 2.2% in the fourth quarter of 2018. GDP growth dropped to 1.9% in the second quarter of 2019, and early estimates suggest a similar growth rate in the third quarter. The U.S. unemployment rate fell from an already-low level, ending the period at 3.6%. The solid labor market, low interest rates and strong consumer confidence helped support the U.S. economy. Meanwhile, underlying inflation remained subdued. These positive factors generally outweighed a weak picture for U.S. investments and exports amid slower global growth, trade concerns and elevated political uncertainty.

The U.S. yield curve inverted in August as yields on certain short-term Treasury securities fell below yields on longer-term bonds. An inverted yield curve is widely considered a leading indicator of an economic recession. In reaction to signs that global economic weakness was weighing on U.S. growth, the Fed reduced interest rates three times between July and October, for a total reduction of 75 basis points (0.75%).

Weakening manufacturing data weighed on the eurozone throughout the period. Germany narrowly avoided a technical recession in 2019 due to the manufacturing sector’s extended slump, according to data from the PMI1. A robust labor market continued to support the region’s service sector, however, helping to sustain overall eurozone economic activity throughout the period.

Britain’s attenuated negotiations over Brexit continue to constrain economic performance in the United Kingdom. Businesses have had to contend with a challenging operating environment amid shifting deadlines for an agreement governing the United Kingdom’s exit from the European Union. For example, companies have tended to stockpile goods prior to each proposed deadline, and then subsequently sell down their stockpiles each time the government receives a new extension. The possibility for a wide variety of outcomes, including “no-deal,” “deal” or “no Brexit” scenarios, created (and continues to create) intense uncertainty for businesses and investors. A strong labor market provided a bright spot amid the country’s economic uncertainty.

In Japan, cyclical indicators early in the period fell to their lowest levels since early 2016. Growth remained sluggish through 2019 amid a slowdown in business investment. Meanwhile, softness in global trade—particularly trade with China, a large consumer of many Japanese exports— weighed on the country’s economy.

Emerging market economies remained relatively strong despite heightened geopolitical risks, including lingering trade tensions. Rate cuts from the Fed and looser monetary policy from emerging markets central banks supported these economies. While recent geopolitical instability in Latin America reduced economic growth in that region, the structural characteristics of many other emerging market economies remain strong.

China’s manufacturing exports, domestic orders and industrial profits declined early in the period, as the trade dispute with the U.S. exacerbated the country’s economic downturn. Manufacturing activity picked up briefly in June, but the country’s economic data generally continued to weaken from July through October.

Market review

Global equity markets suffered steep declines late in 2018. Stocks rebounded in early 2019 due in part to easing monetary policy in the U.S. and China, but fell again in May as U.S.-China trade relations deteriorated. Markets continued to rise and fall through the remainder of the period in response to fluctuating trade tensions, mixed economic data and Fed rate cuts. Despite this month-to-month volatility, global equity markets generally delivered positive results for the period.

U.S. stocks ended the period with uneven gains. The Russell 1000® Index1 of large-capitalization U.S. stocks returned 14.15%, while the Russell 2000® Index1 of small-cap stocks produced a 4.91% return.

International equities generally trailed the U.S. stock market. The MSCI EAFE Index1 of developed-market international stocks gained 11.63% (gross of withholding taxes), and the MSCI Emerging Markets Index1 returned 12.29% (gross of withholding taxes).

Global fixed-income markets rallied as looser central bank policies pushed interest rates down and bond prices up. Late in the period, sentiment on U.S.-China trade relations turned cautiously optimistic, easing investor concerns about the global economic outlook and curtailing bond returns. The Bloomberg Barclays Global Aggregate Bond Index1, which tracks the broader global investment-grade fixed income market, posted a 9.54% return for the 12-month period. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index1, which tracks similar bonds in the U.S. market, posted an 11.51% return for the 12-month period.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS 3

Portfolio Reviews (Unaudited)
HSBC U.S. Government Money Market Fund
(Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares,
Intermediary Class, Intermediary Service Class and Class Y Shares)
by John Chiodi
Senior Portfolio Manager
Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Government Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. government money market securities fell significantly during the 12-month period ended October 31, 2019. The Federal Reserve Board (the Fed) raised short-term interest rates once, in December 2018, before reversing course and cutting rates in July, September, and October for a net decline of 50 basis points (0.50%) for the period. This decline in interest rates drove yields down.

The Fed’s shift in interest rate strategy was largely a response to economic developments. Uncertainty over the impact of U.S. trade policy on the manufacturing sector led to a more cautious approach to interest rates, as did concern over persistently below-target inflation rates. These developments fueled rate cuts totaling 75 basis points (0.75%) between July 31 and October 30. At its October 30, 2019, meeting, the Fed signaled its intention to wait and see the cumulative effect of its rate cuts before taking further action. In general, rate actions take six months to demonstrate their full impact on the economy.

As the Fed’s bias shifted during the period, the Fund repositioned itself in preparation for lower rates by extending its duration and maintaining a longer weighted average maturity. As a result, the Fund’s composition became more barbell-shaped, taking on more repurchase agreements (repos) and floating-rate debt. That positioning supported the Fund’s absolute performance.†

The Fund benefited from its higher repo levels through mid-September, when a combination of an increase in repo supply from the Treasury and money being drained out of the system to cover corporate tax payments led to unusually high repo prices. The Fed used its daily open market operations to raise liquidity in the repo markets, bringing rates back to normal levels. This intervention is expected to continue into 2020. This news led the Fund to begin reducing its repo positions and adding to fixed-rate and floating-rate securities that would perform well under lower-than-expected repo levels.†

†	Portfolio composition is subject to change.

			Average Annual				Expense
Fund Performance			Total Return (%)			Yield (%)[2]	Ratio (%)[3]
	Inception	1	5	10	Since	7-Day
As of October 31, 2019	Date	Year	Year	Year	Inception	Average	Gross	Net
Class A	5/3/90	1.71	0.60	0.31	2.44	1.25	0.66	0.66
Class C4	11/20/06	—	—	—	1.39	—	1.26	1.26
Class D	4/1/99	1.87	0.69	0.35	1.56	1.40	0.51	0.51
Class E5	7/12/16	—	—	—	0.34	—	0.26	0.25
Class I6	12/24/03	2.23	0.94	0.49	1.11	1.76	0.16	0.14
Intermediary Class	7/12/16	2.20	—	—	1.35	1.73	0.31	0.18
Intermediary Service Class	7/12/16	2.17	—	—	1.32	1.70	0.36	0.20
Class Y	7/1/96	2.12	0.86	0.43	2.12	1.65	0.26	0.26

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2020 for the Class E Shares, Class I Shares, Intermediary Class Shares and Intermediary Service Class Shares.

1	The “Aaa-mf ” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects voluntary fee waivers/expense reimbursements. Without the voluntary fee waivers/expense reimbursements, the yields would have been 1.75%, 1.60%, and 1.55% for Class I Shares, Intermediary Class, and Intermediary Service Class, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2019, as restated May 29, 2019 and supplemented to date. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Class Shares, and Intermediary Service Class Shares, respectively. The expense limitation shall be in effect until March 1, 2020. Additional information pertaining to the October 31, 2019 expense ratios can be found in the financial highlights.
4	Reflects the applicable contingent deferred sales charge, maximum of 1.00%, for returns presented. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 346, 362 and 351 days during the years ended October 31, 2006, 2009 and 2010, respectively. The Class was not operational during the entire fiscal years ended October 31, 2007, 2008, 2011, 2012, 2013, 2014, 2015, 2016, 2017, 2018 and 2019. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
5	Class E Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 112 and 283 days during the years ended October 31, 2016 and 2017, respectively. The Class was not operational during the entire fiscal years ended October 31, 2018 and 2019. No return is presented for the one-year period with non-continuous operations.
6	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 10, 89, 136 and 357 days during the years ended October 31, 2004, 2005, 2006 and 2007, respectively. The Class was operational during the entire fiscal years ended October 31, 2008 through 2019.

4 HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC U.S. Treasury Money Market Fund
(Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares, Intermediary Class,
Intermediary Service Class and Class Y Shares)
by John Chiodi
Senior Portfolio Manager
Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Treasury Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

The Federal Reserve Board (the Fed) raised the federal funds rate, a short-term interest rate that influences Treasury bill yields, once during the period in December 2018, before reversing course and cutting rates in July, September, and October, for a net decline of 50 basis points (0.50%) for the 12-month period ended October 31, 2019. As a result, yields on Treasury bills declined significantly during the reporting period.

The Fed’s shift in interest rate strategy was largely a response to economic developments. Uncertainty over the impact of U.S. trade policy on the manufacturing sector led to a more cautious approach to interest rates, as did concern over persistently below-target inflation rates. These developments fueled rate cuts totaling 75 basis points (0.75%) between July 31 and October 30. At its October 30, 2019, meeting, the Fed signaled its intention to wait and see the cumulative effect of its rate cuts before taking further action. In general, rate actions take six months to demonstrate their full impact on the economy.

During the period, the Fed also committed to purchasing $60 billion worth of Treasury bills on a monthly basis through at least the second quarter of 2020. In response to this news and in anticipation of expected rate cuts, the Fund increased its duration to between 40 and 50 days. Because the Fund can only invest in Treasury securities, floating rate debt continued to offer the most attractive yields available to it in the falling rate environment that dominated the second half of the period under review. As a result, the Fund maintained a weighted average maturity of 100 days or more through the end of the period.†

†       Portfolio composition is subject to change.

			Average Annual				Expense
Fund Performance			Total Return (%)			Yield (%)[2]	Ratio (%)[3]
	Inception	1	5	10	Since	7-Day
As of October 31, 2019	Date	Year	Year	Year	Inception	Average	Gross	Net
Class A4	5/24/01	—	—	—	1.08	—	0.68	0.68
Class C5	12/24/03	—	—	—	0.04	—	1.28	1.28
Class D	5/14/01	1.79	0.65	0.33	1.00	1.33	0.53	0.53
Class E6	7/12/16	—	—	—	0.37	—	0.28	0.25
Class I7	12/30/03	2.16	0.89	0.45	1.18	1.69	0.18	0.14
Intermediary Class	7/12/16	2.14	—	—	1.26	1.67	0.33	0.18
Intermediary Service Class	7/12/16	2.12	—	—	1.29	1.65	0.38	0.20
Class Y	5/11/01	2.05	0.80	0.40	1.15	1.58	0.28	0.28

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2020 for the Class E Shares, Class I Shares, Intermediary Class Shares and Intermediary Service Class Shares.

1	The “Aaa-mf ” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. Without the voluntary fee waivers/expense reimbursements, the yields would have been 1.68, 1.53%, and 1.48% for Class I Shares, Intermediary Class, and Intermediary Service Class, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2019, as restated May 29, 2019 and supplemented to date. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Class Shares, and Intermediary Service Class Shares, respectively. The expense limitation shall be in effect until March 1, 2020. Additional information pertaining to the October 31, 2019 expense ratios can be found in the financial highlights.
4	Class A Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 201 days during the year ended October 31, 2014 and the entire fiscal years ended October 31, 2001 through 2013. The Class was not operational during the entire fiscal years ended October 31, 2015 through 2019. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
5	Reflects the applicable contingent deferred sales charge, maximum of 1.00%, for returns presented. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 26 and 351 days during the years ended October 31, 2008 and 2010, respectively. The Class was operational during the entire fiscal years ended October 31, 2005, 2006, 2007 and 2009. The Class was not operational during the entire fiscal year ended October 31, 2011 through 2019. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
6	Class E Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 112 and 283 days during the fiscal years ended October 31, 2016 and 2017, respectively. The Class was not operational during the entire fiscal years ended October 31, 2018 and 2019. No return is presented for the one-year period with non-continuous operations.
7	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 13 and 280 days during the fiscal years ended October 31, 2004 and 2005, respectively. The Class was operational during the entire fiscal years ended October 31, 2006 through 2019.

HSBC FAMILY OF FUNDS	5

Portfolio Reviews
Portfolio Composition* October 31, 2019 (Unaudited)

HSBC U.S. Government Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
U.S. Government and
Government Agency
Obligations	54.5
Repurchase Agreements	36.0
U.S. Treasury Obligations	6.3
Investment Companies	3.2
Total	100.0

HSBC U.S. Treasury Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
U.S. Treasury Obligations	100.0
Total	100.0
____________________

*	Portfolio composition is subject to change.

6	HSBC FAMILY OF FUNDS

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of October 31, 2019

U.S. Government and Government Agency
Obligations — 54.6%

	Principal
	Amount ($)	Value ($)
Federal Farm Credit Bank — 12.3%
1.79% (US0001M - 2 bps),
05/28/2020(a)	100,000,000	100,000,000
1.84% (US0001M - 1 bps),
07/20/2020(a)	75,000,000	75,000,000
1.84% (FEDL01 + 2 bps),
06/17/2020(a)	80,000,000	79,991,896
1.85% (FEDL01 + 3 bps),
02/05/2020(a)	15,000,000	14,998,403
1.88% (US0001M + 4 bps),
01/19/2021(a)	40,000,000	40,000,000
1.88% (US0001M + 8 bps),
07/26/2021(a)	100,000,000	100,000,000
1.89% (US0001M - 4 bps),
03/11/2020(a)	150,000,000	149,994,550
1.94% (FEDL01 + 12 bps),
02/09/2021(a)	115,000,000	115,000,000
1.94% (FEDL01 + 12 bps),
02/22/2021(a)	110,000,000	110,000,000
1.95% (FCPR DLY - 305 bps),
08/13/2021(a)	250,000,000	249,651,623
1.95% (US0001M - 8 bps),
06/01/2020(a)	73,000,000	72,995,683
1.97% (FCPR DLY - 303 bps),
09/03/2021(a)	180,000,000	179,882,899
1.99% (FCPR DLY - 301 bps),
06/25/2020(a)	50,000,000	50,000,000
1.99% (FEDL01 + 17 bps),
01/25/2021(a)	75,000,000	74,990,768
1.99% (FCPR DLY - 301 bps),
06/07/2021(a)	25,000,000	25,000,000
2.00% (US0001M + 12 bps),
10/18/2021(a)	50,000,000	50,000,000
2.00% (FCPR DLY - 300 bps),
03/18/2021(a)	175,000,000	174,975,145
2.00% (FCPR DLY - 300 bps),
03/22/2021(a)	150,000,000	149,978,932
2.02% (FEDL01 + 20 bps),
04/22/2021(a)	50,000,000	50,000,000
2.03% (FCPR DLY - 298 bps),
05/10/2021(a)	225,000,000	224,947,739
2.04% (FEDL01 + 22 bps),
10/12/2021(a)	5,000,000	4,999,494
2.05% (US0001M + 4 bps),
06/03/2021(a)	50,000,000	50,000,000
2.07% (US0001M + 13 bps),
10/08/2021(a)	18,000,000	18,000,000
2.09% (FCPR DLY - 292 bps),
12/17/2020(a)	50,000,000	49,997,182
2.17% (US0001M + 16 bps),
10/04/2021(a)	65,000,000	65,000,000
		2,275,404,314
Federal Home Loan Bank — 36.0%
1.62%, 04/22/2020(b)	47,720,000	47,348,958
1.62%, 04/24/2020(b)	93,000,000	92,268,529
1.64%, 11/26/2019(b)	30,880,000	30,843,544
1.64%, 12/26/2019(b)	567,673,000	566,227,431
1.66%, 11/06/2019(b)	100,000,000	99,972,292
1.66%, 04/03/2020(b)	9,800,000	9,730,409
1.68%, 01/08/2020(b)	250,000,000	249,195,806
1.72%, 04/15/2020	100,000,000	99,996,182
1.72% (US0003M - 22 bps),
01/24/2020(a)	150,000,000	150,000,000
1.74%, 11/27/2019(b)	414,500,000	413,961,124
1.75% (US0003M - 19 bps),
04/28/2020(a)	150,000,000	150,000,000
1.76% (US0001M - 9 bps),
11/21/2019(a)	65,000,000	65,000,000
1.79% (US0001M - 6 bps),
02/20/2020(a)	150,000,000	150,000,000
1.82%, 11/20/2019(b)	240,807,000	240,564,123
1.82% (US0001M - 3 bps),
04/20/2020(a)	100,000,000	100,000,000
1.83% (SOFR + 1 bps),
11/13/2019(a)	95,000,000	95,000,000
1.83%, 02/13/2020(b)	125,000,000	124,335,556
1.83% (US0003M - 14 bps),
01/21/2020(a)	400,000,000	400,000,000
1.84% (US0001M - 5 bps),
01/17/2020(a)	100,000,000	100,000,000
1.84%, 12/06/2019(b)	575,000,000	573,943,681
1.86% (US0003M - 13 bps),
01/14/2020(a)	300,000,000	300,000,000
1.87% (US0001M - 6 bps),
03/12/2020(a)	50,000,000	50,000,000
1.87% (SOFR + 5 bps),
01/17/2020(a)	20,000,000	20,000,000
1.87%, 11/22/2019(b)	384,000,000	383,560,960
1.88% (SOFR + 6.50 bps),
11/15/2019(a)	45,000,000	45,000,000
1.88% (US0003M - 20 bps),
01/02/2020(a)	100,000,000	100,000,000
1.90%, 11/29/2019(b)	225,000,000	224,655,425
1.90% (US0001M - 9 bps),
02/07/2020(a)	50,000,000	50,000,000
1.90% (US0003M - 23 bps),
12/03/2019(a)	155,000,000	154,989,218
1.91%, 12/04/2019(b)	198,000,000	197,643,710
1.91% (US0001M - 1 bps),
02/12/2020(a)	200,000,000	200,000,000
1.92% (US0001M - 7 bps),
02/07/2020(a)	125,000,000	125,000,000
1.92% (US0003M - 20 bps),
02/18/2020(a)	150,000,000	150,000,000
1.94% (US0003M - 22 bps),
12/23/2019(a)	200,000,000	200,000,000
1.94% (US0003M - 22 bps),
12/19/2019(a)	200,000,000	200,000,000
1.97% (US0001M - 3 bps),
08/04/2020(a)	150,000,000	150,000,000
1.97%, 12/20/2019(b)	200,000,000	199,455,556
1.97% (US0001M - 6 bps),
11/01/2019(a)	100,000,000	100,000,000
		6,608,692,504

See notes to financial statements.	HSBC FAMILY OF FUNDS	7

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

U.S. Government and Government Agency
Obligations, continued

	Principal
	Amount ($)	Value ($)
Federal Home Loan Mortgage Corporation — 6.3%
1.65%, 03/18/2020(b)	100,000,000	99,367,500
1.81%, 01/02/2020(b)	50,000,000	49,841,986
1.82%, 01/22/2020(b)	100,000,000	99,583,167
1.82% (SOFR + 1 bps),
08/07/2020(a)	100,000,000	100,000,000
1.83% (SOFR + 2 bps),
11/05/2020(a)	125,000,000	125,000,000
1.84% (SOFR + 2 bps),
06/05/2020(a)	175,000,000	175,000,000
1.84% (SOFR + 2 bps),
07/08/2020(a)	100,000,000	100,000,000
1.85% (SOFR + 3 bps),
06/04/2020(a)	100,000,000	100,000,000
1.85% (SOFR + 3 bps),
01/22/2021(a)	100,000,000	100,000,000
1.85% (SOFR + 3 bps),
02/05/2021(a)	250,000,000	250,000,000
		1,198,792,653
TOTAL U.S. GOVERNMENT
AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $10,082,889,471)		10,082,889,471

U.S. Treasury Obligations — 6.3%

U.S. Treasury Bills — 1.5%
1.74%, 11/19/2019(b)	200,000,000	199,805,000
1.82%, 01/02/2020(b)	75,000,000	74,762,269
		274,567,269
U.S. Treasury Notes — 4.8%
1.75% (USBMMY3M + 12 bps),
01/31/2021(a)	120,000,000	119,959,770
1.78% (USBMMY3M + 14 bps),
04/30/2021(a)	60,000,000	59,943,755
2.25%, 03/31/2020	415,000,000	415,569,443
2.50%, 05/31/2020	160,000,000	160,773,416
2.63%, 08/31/2020	130,000,000	131,045,607
		887,291,991
TOTAL U.S. TREASURY
OBLIGATIONS
(Cost $1,161,859,260)		1,161,859,260

Investment Companies — 3.2%

	Shares	Value ($)
BlackRock Liquidity Funds
FedFund Portfolio,
Institutional Shares,
1.71%(c)	185,667,200	185,667,200
Dreyfus Government Cash
Management, Institutional
Shares, 1.73%(c)	213,208,914	213,208,914
Federated Government
Obligations Fund, Institutional
Shares, 1.70%(c)	200,186,608	200,186,608
TOTAL INVESTMENT
COMPANIES
(Cost $599,062,722)		599,062,722

Repurchase Agreements — 36.0%

	Principal
	Amount ($)	Value ($)
Fixed Income Clearing
Corporation (Bank of
New York), 1.73%, 11/1/19,
Purchased on 10/31/19,
with maturity value of
$1,200,057,667, collateralized
by U.S. Treasury Obligations,
0.13%, 4/15/20, fair value
$1,224,000,093	1,200,000,000	1,200,000,000
Citigroup Global Markets,
1.74%, 11/1/19, Purchased
on 10/31/19, with maturity
value of $300,014,500,
collateralized by various U.S.
Government and Government
Agency Obligations, 0.00%-
9%, 11/15/19-9/20/69, fair
value $306,000,000	300,000,000	300,000,000
Canadian Imperial Bank,
1.74%, 11/1/19, Purchased
on 10/31/19, with maturity
value of $100,004,833,
collateralized by various U.S.
Government and Government
Agency Obligations, 4.00%-
4.50%, 6/1/44-3/1/49, fair
value $102,000,000	100,000,000	100,000,000
Canadian Imperial Bank,
1.72%, 11/1/19, Purchased
on 10/31/19, with maturity
value of $100,004,778,
collateralized by U.S. Treasury
Obligations, 0.38%-4.75%,
12/15/20-5/15/48, fair value
$102,000,063	100,000,000	100,000,000
Credit Agricole CIB NY,
1.75%, 11/1/19, Purchased
on 10/31/19, with maturity
value of $110,005,347,
collateralized by U.S.
Government and Government
Agency Obligation, 3.50%-
4.00%, 10/1/48-4/1/49, fair
value $112,200,000	110,000,000	110,000,000
Deutsche Bank Securities, Inc.,
1.75%, 11/1/19, Purchased
on 10/31/19, with maturity
value of $500,024,306,
collateralized by U.S.
Government and Government
Agency Obligations, 0.00%-
7.50%, 3/13/20-9/15/65, fair
value $510,000,092	500,000,000	500,000,000
Merrill Lynch Pierce Fenner &
Smith, Inc., 1.73%, 11/1/19,
Purchased on 10/31/19,
with maturity value of
$100,004,806, collateralized
by various U.S. Treasury
Obligations, 0.00%-1.50%,
1/23/20-8/15/26, fair value
$102,000,040	100,000,000	100,000,000

8	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

Repurchase Agreements, continued

	Principal
	Amount ($)	Value ($)
Natwest Markets PLC,
1.73%, 11/1/19, Purchased
on 10/31/19, with maturity
value of $500,024,028,
collateralized by U.S. Treasury
Obligations, 0.50%-6.63%,
4/15/24-2/15/27, fair
value $510,000,005	500,000,000	500,000,000
Royal Bank of Canada, 1.73%,
11/1/19, Purchased on
10/31/19, with maturity
value of $300,014,417,
collateralized by U.S.
Government and Government
Agency Obligations, 0.00%-
6.00%, 8/1/33-10/1/49, fair
value $306,000,000	300,000,000	300,000,000
Societe' Generale, 1.75%,
11/1/19, Purchased on
10/31/19, with maturity
value of $900,043,750,
collateralized by various U.S.
Government and Government
Agency Obligations, 2.50%-
3.50%, 6/1/49-10/1/49, fair
value $918,000,001	900,000,000	900,000,000
Societe' Generale, 1.85%,
11/12/19, Purchased on
10/08/19, with maturity
value of $400,719,444,
collateralized by U.S.
Government and Government
Agency Obligations,
4.00%, 2/1/48, fair value
$408,000,001	400,000,000	400,000,000
Societe' Generale, 1.85%,
11/25/19, Purchased on
10/17/19, with maturity
value of $200,400,833,
collateralized by various U.S.
Treasury Obligations, 0.00%-
8.13%, 11/30/19-5/15/46, fair
value $204,000,001	200,000,000	200,000,000
Societe' Generale, 1.76%,
11/22/19, Purchased on
10/23/19, with maturity
value of $100,146,667,
collateralized by various U.S.
Treasury Obligations, 0.00%-
2.75%, 12/5/19-8/15/42, fair
value $102,000,038	100,000,000	100,000,000
Fixed Income Clearing
Corporation (State Street
Bank), 1.73%, 11/1/19,
Purchased on 10/31/19,
with maturity value of
$1,100,052,861, collateralized
by U.S. Treasury Obligations,
0.00%, 8/15/25-5/15/43, fair
value $1,122,003,274	1,100,000,000	1,100,000,000
Standard Chartered Bank,
1.73%, 11/1/19, Purchased
on 10/31/19, with maturity
value of $300,014,417,
collateralized by various U.S.
Government and Government
Agency Obligations, 0.00%-
6.00%, 12/5/19-3/20/67, fair
value $306,000,000	300,000,000	300,000,000
Toronto Dominion Bank NY,
1.75%, 11/1/19, Purchased
on 10/31/19, with maturity
value of $250,012,153,
collateralized by U.S. Treasury
Obligations, 2.63%-2.88%,
1/31/26-8/15/28, fair value
$255,000,079	250,000,000	250,000,000
Toronto Dominion Bank NY,
1.72%, 11/6/19, Purchased
on 10/30/19, with maturity
value of $200,066,889,
collateralized by U.S. Treasury
Obligations, 2.38%-3.63%,
2/15/21-8/15/24, fair value
$204,000,040	200,000,000	200,000,000
TOTAL REPURCHASE
AGREEMENTS
(Cost $6,660,000,000)		6,660,000,000
TOTAL INVESTMENTS
IN SECURITIES
(Cost $18,503,811,453) —
100.1%		18,503,811,453
Other Assets
(Liabilities) - (0.1)%		(12,407,757)
NET ASSETS - 100%		$18,491,403,696
____________________

(a)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on October 31, 2019. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period of time to the next readjustment.
(b)	Discount note. Rate presented represents the effective yield at time of purchase.
(c)	The rate represents the annualized one day yield that was in effect on October 31, 2019.

bps - Basis Points
FCPR DLY - Federal Reserve Bank Prime Rate Loan US
FEDL01 - Effective Federal Funds Rate
SOFR - Secured Overnight Financing Rate
USBMMY3M - 3 Month Treasury Bill Rate
US0001M - 1 Month US Dollar LIBOR
US0003M - 3 Month US Dollar LIBOR

See notes to financial statements.	HSBC FAMILY OF FUNDS	9

HSBC U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments—as of October 31, 2019

U.S. Treasury Obligations — 104.2%
	Principal
	Amount ($)	Value ($)
U.S. Treasury Bills — 84.0%
1.33%, 11/05/2019(a)	202,000,000	201,962,777
1.47%, 12/31/2019(a)	85,000,000	84,788,211
1.63%, 12/17/2019(a)	90,000,000	89,808,781
1.64%, 12/24/2019(a)	220,000,000	219,460,846
1.66%, 12/03/2019(a)	100,000,000	99,848,023
1.66%, 12/10/2019(a)	90,000,000	89,834,684
1.67%, 01/09/2020(a)	125,000,000	124,594,242
1.68%, 04/09/2020(a)	50,000,000	49,626,667
1.74%, 11/19/2019(a)	101,100,000	101,007,461
1.80%, 11/26/2019(a)	150,000,000	149,805,208
1.82%, 11/14/2019(a)	85,000,000	84,939,993
1.82%, 01/02/2020(a)	50,000,000	49,841,513
1.84%, 11/12/2019(a)	66,000,000	65,959,465
1.85%, 01/16/2020(a)	55,000,000	54,782,731
1.87%, 12/05/2019(a)	35,000,000	34,936,500
1.87%, 12/12/2019(a)	100,000,000	99,781,846
1.87%, 12/26/2019(a)	50,000,000	49,854,632
1.89%, 11/29/2019(a)	50,000,000	49,924,144
		1,700,757,724
U.S. Treasury Notes — 20.2%
1.38%, 03/31/2020	25,000,000	24,944,929
1.67% (USBMMY3M + 3 bps), 04/30/2020(b)	10,000,000	10,001,331
1.68% (USBMMY3M + 4 bps), 07/31/2020(b)	50,000,000	50,000,000
1.68% (USBMMY3M + 5 bps), 10/31/2020(b)	25,000,000	24,973,739
1.75% (USBMMY3M + 12 bps), 01/31/2021(b)	150,000,000	149,934,929
1.78% (USBMMY3M + 14 bps), 04/30/2021(b)	25,000,000	24,999,450
2.13%, 08/31/2020	20,000,000	20,079,665
2.25%, 03/31/2020	50,000,000	50,068,628
2.50%, 05/31/2020	20,000,000	20,096,733
2.50%, 06/30/2020	25,000,000	25,095,083
2.63%, 08/31/2020	10,000,000	10,080,432
		410,274,919
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,111,032,643)		2,111,032,643
TOTAL INVESTMENTS IN SECURITIES (Cost $2,111,032,643) — 104.2%		2,111,032,643
Other Assets (Liabilities) - (4.2)%		(84,632,019)
NET ASSETS - 100%		$2,026,400,624
____________________

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)

Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on October 31, 2019. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period of time to the next readjustment.

bps - Basis Points
USBMMY3M - 3 Month Treasury Bill Rate

10	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of October 31, 2019

	HSBC U.S.	HSBC
	Government	U.S. Treasury
	Money Market	Money Market
	Fund	Fund
Assets:
Investments in securities, at value	$11,843,811,453	$2,111,032,643
Repurchase agreements, at value	6,660,000,000	—
Cash	949,317	778,864
Interest receivable	19,441,474	679,210
Prepaid expenses and other assets	257,813	63,483
Total Assets	18,524,460,057	2,112,554,200

Liabilities:
Distributions payable	9,877,591	887,907
Payable for investments purchased	19,997,897	84,788,211
Accrued expenses and other liabilities:
Investment Management	1,669,000	247,823
Administration	469,858	62,201
Shareholder Servicing	416,311	29,965
Accounting	5,500	5,791
Custodian fees	89,224	1,669
Transfer Agent	37,900	14,655
Trustee	1,501	1,498
Other	491,579	113,856
Total Liabilities	33,056,361	86,153,576
Net Assets	$18,491,403,696	$2,026,400,624

Composition of Net Assets:
Paid in capital	18,491,403,209	2,026,372,767
Total distributable earnings/loss	487	27,857
Net Assets	$18,491,403,696	$2,026,400,624

Net Assets:
Class A Shares	$2,923,163	$—
Class D Shares	1,910,114,807	143,505,703
Class I Shares	13,988,739,047	879,395,842
Intermediary Class Shares	504,329,041	165,841,814
Intermediary Service Class Shares	146,441,364	86,073,380
Class Y Shares	1,938,856,274	751,583,885
	$18,491,403,696	$2,026,400,624

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	2,923,125	—
Class D Shares	1,909,922,759	143,535,558
Class I Shares	13,988,889,898	879,389,393
Intermediary Class Shares	504,330,086	165,837,895
Intermediary Service Class Shares	146,444,879	86,072,339
Class Y Shares	1,938,908,809	751,542,549

Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$1.00	$—
Class D Shares	$1.00	$1.00
Class I Shares	$1.00	$1.00
Intermediary Class Shares	$1.00	$1.00
Intermediary Service Class Shares	$1.00	$1.00
Class Y Shares	$1.00	$1.00
Investment in securities, at cost	$11,843,811,453	$2,111,032,643
Repurchase agreements, at cost	$6,660,000,000	$—
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	11

HSBC FAMILY OF FUNDS

Statements of Operations—For the year ended October 31, 2019

	HSBC U.S.	HSBC U.S.
	Government	Treasury
	Money Market	Money Market
	Fund	Fund
Investment Income:
Interest	$308,875,861	$41,476,700
Dividends	12,651,116	—
Total Investment Income	321,526,977	41,476,700

Expenses:
Investment Management	13,884,140	1,821,502
Operational Support:
Class A Shares	2,997	—
Class D Shares	1,703,912	189,216
Intermediary Class Shares	250,790	178,450
Intermediary Service Class Shares	154,080	68,851
Class Y Shares	1,915,742	756,533
Administration:
Class A Shares	1,149	—
Class D Shares	653,001	72,739
Class I Shares	3,773,063	241,039
Intermediary Class Shares	95,687	68,372
Intermediary Service Class Shares	59,082	26,366
Class Y Shares	734,623	290,035
Shareholder Servicing:
Class A Shares	11,229	—
Class D Shares	4,259,811	473,044
Intermediary Class Shares	125,399	89,228
Intermediary Service Class Shares	154,080	68,851
Accounting	67,107	57,887
Compliance Services	31,392	31,392
Custodian	853,693	104,175
Printing	274,821	22,734
Professional	161,342	150,625
Transfer Agent	371,309	147,335
Trustee	81,000	80,997
Registration fees	145,348	85,551
Other	535,816	119,853
Total expenses before fee and expense reductions	30,300,613	5,144,775
Fees voluntarily reduced/reimbursed by Investment Adviser	(2,005,548)	(282,702)
Fees contractually reduced/reimbursed by Investment Adviser	(1,734,355)	(482,618)
Fees voluntarily reduced by Administrator	(985,671)	(56,780)
Fees voluntarily reduced by Shareholder Servicing Agent	(279,479)	(158,079)
Custody earnings credit	(197,630)	(37,859)
Net Expenses	25,097,930	4,126,737

Net Investment Income	296,429,047	37,349,963

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments in securities	83,830	58,815
Net realized/unrealized gains/(losses) on investments	83,830	58,815
Change in Net Assets Resulting from Operations	$296,512,877	$37,408,778
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

12	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC U.S. Government		HSBC U.S. Treasury
	Money Market Fund		Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2019	October 31, 2018	October 31, 2019	October 31, 2018
Investment Activities:
Operations:
Net investment income	$296,429,047	$152,355,965	$37,349,963	$27,424,968
Net realized gains/(losses) from investments	83,830	(101,139)	58,815	(28,378)
Change in net assets resulting from operations	296,512,877	152,254,826	37,408,778	27,396,590

Distributions to shareholders:
Class A Shares	(51,060)	(24,470)	—	—
Class D Shares	(31,405,727)	(19,666,401)	(3,391,661)	(2,460,655)
Class I Shares	(216,281,079)	(103,412,452)	(13,380,971)	(9,224,480)
Intermediary Class Shares	(5,229,295)	(2,755,565)	(3,755,736)	(1,806,276)
Intermediary Service Class Shares	(3,317,464)	(1,548,121)	(1,442,852)	(662,873)
Class Y Shares	(40,147,528)	(24,958,653)	(15,378,362)	(13,271,641)
Change in net assets resulting from
distributions to shareholders	(296,432,153)	(152,365,662)	(37,349,582)	(27,425,925)

Change in net assets resulting from
capital transactions	8,332,739,867	(1,821,073,641)	91,383,031	(307,254,231)
Change in net assets	8,332,820,591	(1,821,184,477)	91,442,227	(307,283,566)

Net Assets:
Beginning of period	10,158,583,105	11,979,767,582	1,934,958,397	2,242,241,963
End of period	$18,491,403,696	$10,158,583,105	$2,026,400,624	$1,934,958,397
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	13

HSBC FAMILY OF FUNDS
Statements of Changes in Net Assets (continued)

	HSBC U.S. Government		HSBC U.S. Treasury
	Money Market Fund		Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2019	October 31, 2018	October 31, 2019	October 31, 2018
CAPITAL TRANSACTIONS*:
Class A Shares
Proceeds from shares issued	$1,176,657	$1,420,071	$—	$—
Dividends reinvested	50,977	24,437	—	—
Value of shares redeemed	(1,032,739)	(714,565)	—	—
Class A Shares capital transactions	194,895	729,943	—	—

Class D Shares
Proceeds from shares issued	3,440,581,846	3,738,220,266	1,825,704,785	1,080,459,039
Dividends reinvested	23,409,695	13,844,262	2,995,672	1,712,324
Value of shares redeemed	(3,202,111,905)	(3,749,041,777)	(1,993,338,012)	(1,031,094,573)
Class D Shares capital transactions	261,879,636	3,022,751	(164,637,555)	51,076,790

Class I Shares
Proceeds from shares issued	181,917,798,082	108,881,275,893	7,209,747,161	7,277,473,790
Dividends reinvested	99,117,524	45,087,744	6,168,168	4,029,375
Value of shares redeemed	(174,428,939,474)	(110,379,050,672)	(7,044,341,005)	(7,435,633,995)
Class I Shares capital transactions	7,587,976,132	(1,452,687,035)	171,574,324	(154,130,830)

Intermediary Class Shares
Proceeds from shares issued	2,825,542,009	1,294,482,655	508,577,385	312,385,011
Dividends reinvested	1,288,731	274,502	567	15
Value of shares redeemed	(2,486,584,081)	(1,150,368,774)	(512,568,687)	(142,557,401)
Intermediary Class Shares
capital transactions	340,246,659	144,388,383	(3,990,735)	169,827,625

Intermediary Service Class Shares
Proceeds from shares issued	1,651,640,014	1,719,925,638	76,944,812	65,384,844
Dividends reinvested	2,093,834	522,793	833,884	326,427
Value of shares redeemed	(1,692,214,442)	(1,592,568,189)	(42,927,715)	(36,505,552)
Intermediary Service Class
Shares capital transactions	(38,480,594)	127,880,242	34,850,981	29,205,719

Class Y Shares
Proceeds from shares issued	11,450,392,586	9,462,774,658	1,858,420,901	1,764,679,669
Dividends reinvested	38,694,301	23,299,512	14,980,595	12,937,171
Value of shares redeemed	(11,308,163,748)	(10,130,482,095)	(1,819,815,480)	(2,180,850,375)
Class Y Shares capital transactions	180,923,139	(644,407,925)	53,586,016	(403,233,535)
Change in net assets resulting from capital
transactions	$8,332,739,867	$(1,821,073,641)	$91,383,031	$(307,254,231)
____________________

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

* Share transactions are at net asset value of $1.00 per share.

14	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)
CLASS A SHARES
Year Ended October 31, 2019	$1.00	$0.02	$—	$0.02	$(0.02)	$—	$(0.02)	$1.00	1.71%	$2,923	0.63%	1.70%	0.63%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.05%	2,728	0.63%	1.08%	0.65%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.22%	1,998	0.59%	0.23%	0.68%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.02%	1,720	0.34%	0.02%	0.69%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	0.03%	929	0.08%	0.03%	0.69%
CLASS D SHARES
Year Ended October 31, 2019	$1.00	$0.02	—	$0.02	$(0.02)	—	$(0.02)	$1.00	1.87%	$1,910,115	0.48%	1.84%	0.51%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.20%	1,648,226	0.48%	1.19%	0.51%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.34%	1,645,222	0.47%	0.32%	0.54%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.02%	1,949,225	0.34%	0.02%	0.54%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	0.03%	888,084	0.07%	0.03%	0.53%
CLASS E SHARES
October 31, 2016 through
August 10, 2017(c)	$1.00	—	—	—	—	—	—	$1.00	0.26%	$—	0.23%	0.33%	0.29%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	2	0.06%	0.32%	0.31%
CLASS I SHARES
Year Ended October 31, 2019	$1.00	$0.02	—	$0.02	$(0.02)	—	$(0.02)	$1.00	2.23%	$13,988,739	0.12%	2.19%	0.16%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.57%	6,400,700	0.12%	1.52%	0.16%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.69%	7,853,457	0.12%	0.71%	0.18%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.21%	4,687,197	0.14%	0.23%	0.19%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	0.03%	1,589,264	0.07%	0.03%	0.18%
INTERMEDIARY CLASS SHARES
Year Ended October 31, 2019	$1.00	$0.02	—	$0.02	$(0.02)	—	$(0.02)	$1.00	2.20%	$504,329	0.15%	2.09%	0.30%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.52%	164,082	0.16%	1.57%	0.31%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.63%	19,694	0.18%	0.65%	0.33%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	10,121	0.18%	0.26%	0.37%

See notes to financial statements.	HSBC FAMILY OF FUNDS	15

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Financial Highlights (continued)

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)
INTERMEDIARY SERVICE
CLASS SHARES
Year Ended October 31, 2019	$1.00	$0.02	$—	$0.02	$(0.02)	$—	$(0.02)	$1.00	2.17%	$146,441	0.18%	2.15%	0.36%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.50%	184,921	0.18%	1.70%	0.36%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.61%	57,042	0.20%	0.63%	0.39%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.10%	5,003	0.18%	0.22%	0.42%
CLASS Y SHARES
Year Ended October 31, 2019	$1.00	$0.02	—	$0.02	$(0.02)	—	$(0.02)	$1.00	2.12%	$1,938,856	0.23%	2.10%	0.26%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.45%	1,757,925	0.23%	1.43%	0.26%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.58%	2,402,354	0.23%	0.53%	0.29%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.12%	3,891,299	0.23%	0.11%	0.28%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	0.03%	3,779,595	0.07%	0.03%	0.28%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Closed operations on August 10, 2017.
(d)	Commencement of operations on July 12, 2016.
Amounts designated as “—” are $0.00 or have been rounded to $0.00.

16	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. TREASURY MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)
CLASS D SHARES
Year Ended October 31, 2019	$1.00	$0.02	$—	$0.02	$(0.02)	$—	$(0.02)	$1.00	1.79%	$143,506	0.50%	1.79%	0.53%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.17%	308,136	0.50%	1.12%	0.53%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.29%	257,062	0.49%	0.28%	0.55%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	—%	214,041	0.28%	—%	0.55%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	—%	280,032	0.06%	—%	0.54%
CLASS E SHARES
October 31, 2016 through
August 10, 2017(c)	$1.00	—	—	—	—	—	—	$1.00	0.29%	$—	0.25%	0.37%	0.29%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	1	—%	0.37%	0.33%
CLASS I SHARES
Year Ended October 31, 2019	$1.00	$0.02	—	$0.02	$(0.02)	—	$(0.02)	$1.00	2.16%	$879,396	0.14%	2.13%	0.18%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.54%	707,804	0.14%	1.53%	0.18%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.64%	861,944	0.14%	0.65%	0.19%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.13%	346,399	0.16%	0.13%	0.20%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	—%	384,363	0.05%	—%	0.19%
INTERMEDIARY CLASS SHARES
Year Ended October 31, 2019	$1.00	$0.02	—	$0.02	$(0.02)	—	$(0.02)	$1.00	2.14%	$165,842	0.16%	2.10%	0.33%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.49%	169,827	0.16%	1.54%	0.33%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.44%	1	0.18%	0.44%	0.34%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	1	—%	0.37%	0.38%
INTERMEDIARY SERVICE
CLASS SHARES
Year Ended October 31, 2019	$1.00	$0.02	—	$0.02	$(0.02)	—	$(0.02)	$1.00	2.12%	$86,073	0.18%	2.10%	0.38%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.49%	51,220	0.18%	1.54%	0.38%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.58%	22,016	0.20%	0.58%	0.40%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.10%	18,108	0.20%	0.14%	0.48%
See notes to financial statements.	HSBC FAMILY OF FUNDS	17

HSBC U.S. TREASURY MONEY MARKET FUND
Financial Highlights (continued)

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)
CLASS Y SHARES
Year Ended October 31, 2019	$1.00	$0.02	$—	$0.02	$(0.02)	$—	$(0.02)	$1.00	2.05%	$751,584	0.25%	2.03%	0.28%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.43%	697,972	0.25%	1.37%	0.28%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.53%	1,101,219	0.25%	0.56%	0.29%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.04%	697,866	0.25%	0.04%	0.30%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	—%	763,473	0.06%	—%	0.29%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Closed operations on August 10, 2017.
(d)	Commencement of operations on July 12, 2016.
Amounts designated as “—” are $0.00 or have been rounded to $0.00.

18	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of October 31, 2019, the Trust is composed of 8 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund

HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund

Financial statements for all other funds of the Trust are published separately.

Both of the Funds are government money market funds (as defined in Rule 2a-7) and seek to maintain a stable net asset value (“NAV”) of $1.00 per share, although it is possible to lose money by investing in the Funds. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the Funds has eight classes of shares: Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class Y Shares. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. Class C Shares are not offered for sale, but are offered as an exchange option for Class C shareholders of the Trust’s other funds. No sales charges are assessed with respect to Class A, Class D, Class E, Class I, Intermediary Class, Intermediary Service Class or Class Y Shares of the Funds. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, provided that certain conditions are met. Generally, amortized cost approximates fair value. Investments in other money market funds are priced at NAV as reported by such investment companies. Repurchase agreements are valued at original cost. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

HSBC FAMILY OF FUNDS	19

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

Restricted Securities:

The Funds may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser (as defined in Note 4) based on procedures established by the Board of Trustees (the “Board”). Therefore, not all restricted securities are considered illiquid. To the extent that a Fund purchases securities that are restricted as to resale or for which current market quotations are not available, such securities will be valued based upon all relevant factors as outlined in Securities and Exchange Commission Financial Reporting Release No. 1. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. At October 31, 2019, there were no restricted securities held by the Funds.

Repurchase Agreements:

The U.S. Government Money Market Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Government Money Market Fund may also enter into a repurchase agreement with the Federal Reserve Bank of New York, the Fixed Income Clearing Corporation, or certain counterparties approved by the Investment Adviser (as defined in Note 4). The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations under adverse market conditions. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Cash:

Cash is held in deposit accounts at the Funds’ custodian bank, The Northern Trust Company (“Custodian”), and is a significant portion of the net assets, which may exceed the amount insured by the Federal Deposit Insurance Corporation (“FDIC”). To the extent that such balances exceed FDIC insurance limits, the Funds are subject to the creditworthiness of the Custodian.

20	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared daily and distributed monthly from each Fund. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company’’ under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

HSBC FAMILY OF FUNDS	21

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

Investments in other money market funds are priced at NAV as reported by such money market funds and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of October 31, 2019 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Fund.

U.S. Government Money Market Fund

Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Government and Government
Agency Obligations	—	10,082,889,471	—	10,082,889,471
U.S. Treasury Obligations	—	1,161,859,260	—	1,161,859,260
Investment Companies	599,062,722	—	—	599,062,722
Repurchase Agreements	—	6,660,000,000	—	6,660,000,000
Total Investment Securities	599,062,722	17,904,748,731	—	18,503,811,453

U.S. Treasury Money Market Fund

Investment Securities:
U.S. Treasury Obligations	—	2,111,032,643	—	2,111,032,643
Total Investment Securities	—	2,111,032,643	—	2,111,032,643

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services in this capacity, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at an annual rate of 0.10%.

HSBC also provides operational support services to the Funds pursuant to an Operational Support Services Agreement in connection with the operation of certain classes of shares of the Funds. For its services in this capacity, HSBC is entitled to receive a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares, Class C Shares, Class D Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class Y Shares, at an annual rate of 0.10%.

HSBC has entered into agreements with certain financial intermediaries (the “Servicers”) to provide recordkeeping, reporting and processing services to the Funds. The Servicers are paid by the Investment Adviser, and not by the Funds, for these services. Since these fees are paid for by the Investment Adviser, they do not represent an additional charge to the Funds or their shareholders and are not reflected in the Funds’ expenses.

22	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Funds (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust. For the year ended October 31, 2019, the effective annualized rate was 0.038%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust, subject to certain allocations in cases where one fund invests some or all of its assets in another fund.

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $313,915 for the year ended October 31, 2019, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for each Fund under the Services Agreement. As fund accountant, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursements of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services and money market fund reporting services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside”) serves the Trust as Distributor (the “Distributor”). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00% and 0.25% of the average daily net assets of Class A Shares (currently not being charged), Class C Shares (currently charging 0.75%) and Class D Shares (currently not being charged) of the Funds, respectively. For the year ended October 31, 2019, Foreside, as Distributor, received $859 in commissions from sales of the Trust.

Expenses reduced during the year ended October 31, 2019 are reflected on the Statements of Operations as “Fees voluntarily reduced by Distributor”, as applicable.

HSBC FAMILY OF FUNDS	23

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which includes HSBC and its affiliates) for providing various shareholder services. As disclosed in the Statements of Operations, for the current fiscal period certain amounts of the Shareholder Servicing Fees have been waived by those shareholder servicing agents, including HSBC and its affiliates. Expenses reduced during the year ended October 31, 2019 are reflected on the Statements of Operations as “Fees voluntarily reduced by Shareholder Servicing Agent.” For performing these services, the shareholder servicing agents are entitled to receive a fee that is computed daily and paid monthly up to the following:

Share Class	Fee Rate(%)
Class A Shares	0.60%*
Class C Shares	0.25%
Class D Shares	0.25%
Class E Shares	0.10%
Intermediary Class Shares	0.05%
Intermediary Service Class Shares	0.10%
____________________

*	Currently charging 0.40%

The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed, in the aggregate, the following:

Share Class	Fee Rate(%)
Class A Shares	0.60%
Class C Shares	1.00%
Class D Shares	0.25%
Class E Shares	0.10%
Intermediary Class Shares	0.05%
Intermediary Service Class Shares	0.10%

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

DST Asset Manager Solutions, Inc. (“DST”) provides transfer agency services for each Fund. As transfer agent, DST receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

24	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2020 the total annual expenses of certain classes of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to each Fund’s investments in investment companies, as applicable. The applicable classes of each Fund have their own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual
		Expense
Fund	Class	Limitations(%)
U.S. Government Money Market Fund	E	0.25
U.S. Government Money Market Fund	I	0.14 *
U.S. Government Money Market Fund	Intermediary Shares	0.18
U.S. Government Money Market Fund	Intermediary Service
	Class Shares	0.20
U.S. Treasury Money Market Fund	E	0.25
U.S. Treasury Money Market Fund	I	0.14 *
U.S. Treasury Money Market Fund	Intermediary Shares	0.18
U.S. Treasury Money Market Fund	Intermediary Service
	Class Shares	0.20
____________________

*	Effective February 28, 2019. Prior to February 28, 2019, the contractual expense limitation was 0.20%.

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. As of October 31, 2019, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through:
Fund	2022($)	2021($)	Total ($)
U.S. Government Money Market Fund	1,734,355	195,009	1,929,364
U.S. Treasury Money Market Fund	482,618	147,166	629,784

Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/ reimbursed by the Investment Adviser, Administrator and Citi as Sub-Administrator are reported separately on the Statements of Operations, as applicable.

During the year ended October 31, 2019, the following amounts of expenses were voluntarily and contractually waived:

								Intermediary
	Class A	Class C	Class D	Class E	Class I	Class Y	Intermediary	Service
Fund	($)	($)	($)	($)	($)	($)	Class ($)	Class ($)	Total ($)
U.S. Government Money
Market Fund	11	—	434,369	—	3,436,234	492,043	371,522	270,874	5,005,053
U.S. Treasury Money
Market Fund	—	—	57,518	—	248,686	232,434	304,024	137,517	980,179

The Funds have entered into an arrangement with their Custodian whereby credits realized as a result of uninvested cash balances are used to reduce the Custodian’s expenses. Expenses reduced during the year ended October 31, 2019 are reflected on the Statements of Operations as “Custody earnings credits,” as applicable.

HSBC FAMILY OF FUNDS	25

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

Overdraft Facility:

The Funds have entered into an arrangement with the Custodian whereby an uncommitted, secured overdraft facility is made available to meet unanticipated end-of-day liquidity needs of the Funds which cannot be fulfilled by trading activities. The interest rate on overdraft amounts is calculated at an annual rate of 0.50% plus the Federal Funds Rate. The overdraft facility is limited to $750,000,000 and $50,000,000 for the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund, respectively. As of October 31, 2019, the Funds did not have any overdrafts outstanding. Fees incurred during the year ended October 31, 2019 by the Funds on overdrafts are reflected on the Statements of Operations within the “Custodian” expenses, and were as follows:

U.S. Government Money Market Fund	$104,396
U.S. Treasury Money Market Fund	$3,197

5. Federal Income Tax Information:

At October 31, 2019, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
U.S. Government Money Market Fund	18,503,811,453	—	—	—
U.S. Treasury Money Market Fund	2,111,046,641	—	(13,998)	(13,998)
____________________

*	The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2019, was as follows:

	Distributions paid from
		Total
		Taxable	Total
	Ordinary	Distributions	Distributions
	Income ($)	($)	Paid ($)(1)
U.S. Government Money Market Fund	292,511,316	292,511,316	292,511,316
U.S. Treasury Money Market Fund	37,277,107	37,277,107	37,277,107
____________________

(1)	Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2018, was as follows:

	Distributions paid from
		Net
		Long	Total
		Term	Taxable	Total
	Ordinary	Capital	Distributions	Distributions
	Income ($)	Gains ($)	($)	Paid ($)(1)
U.S. Government Money Market Fund	150,216,854	12,281	150,229,135	150,229,135
U.S. Treasury Money Market Fund	26,994,417	—	26,994,417	26,994,417
____________________

(1)	Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

26	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

As of the tax year ended October 31, 2019, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

				Accumulated
				Capital and	Unrealized	Total
	Undistributed			Other	Appreciation	Accumulated
	Ordinary	Accumulated	Distributions	Losses	(Depreciation)	Earnings
	Income ($)	Earnings ($)	Payable ($)	($)	($)(1)	(Deficit) ($)
U.S. Government Money
Market Fund	9,895,387	9,895,387	(9,877,591)	(17,309)	—	487
U.S. Treasury Money
Market Fund	929,762	929,762	(887,907)	—	(13,998)	27,857
____________________

(1)	The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales.

As of the tax year ended October 31, 2019, the Funds have net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

Short Term
Amount ($)
U.S. Government Money Market Fund	17,309
During the year ended October 31, 2019, the Funds utilized CLCFs as follows:
Total ($)
U.S. Government Money Market Fund	83,830
U.S. Treasury Money Market Fund	34,897

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the tax year ended October 31, 2019, the Funds had no deferred losses.

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

HSBC FAMILY OF FUNDS	27

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

6. Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

	Number of shareholders		Number of
	with ownership of		shareholders with
	voting securities of the		ownership of voting
	Portfolio greater than		securities of the	% owned in
	10% and less than 25%	% owned in	Portfolio greater	aggregate
	of the total Portfolio’s	aggregate	than 25% of the total	by greater
	outstanding voting	by 10% - 25%	Portfolio’s outstanding	than 25%
Fund	securities	shareholders	voting securities	shareholders
U.S. Government Money Market Fund	3	37%(a)	—	—
U.S. Treasury Money Market Fund	—	—	1	54%(b)
____________________

(a)	12% owned by the Investment Adviser or an affiliate
(b)	Owned by the Investment Adviser or an affiliate

7. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of October 31, 2019.

28	HSBC FAMILY OF FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of HSBC Funds and Shareholders of HSBC U.S. Government
Money Market Fund and HSBC U.S. Treasury Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of HSBC U.S. Government Money Market Fund and HSBC U.S. Treasury Money Market Fund (two of the funds constituting HSBC Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

HSBC FAMILY OF FUNDS	29

Report of Independent Registered Public Accounting Firm (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 20, 2019

We have served as the auditor of one or more investment companies in the HSBC Funds since 2015.

30	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Other Federal Income Tax Information—as of October 31, 2019 (Unaudited)

During the year ended October 31, 2019, the following Funds designated the maximum amount allowable as interest-related dividends for certain non-U.S. resident investors:

Qualified
Interest
Income %
U.S. Government Money Market Fund	100.00%
U.S. Treasury Money Market Fund	100.00%

HSBC FAMILY OF FUNDS	31

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses - as of October 31, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare the cost with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning May 1, 2019 and held through the period ended October 31, 2019.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended October 31, 2019.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transitional costs were included, your costs would have been higher.

32 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses - as of October 31, 2019 (Unaudited) (continued)

					Hypothetical
					(5% return
			Actual		before expenses)
	Annualized	Beginning	Ending	Expenses	Ending	Expenses
	Expense Ratio	Account Value	Account Value	Paid During	Account Value	Paid During
	During Period	5/1/19	10/31/19	Period*	10/31/19	Period*
U.S. Government Money Market
Fund - Class A	0.63%	$1,000.00	1,008.20	3.19	1,022.03	3.21

U.S. Government Money Market
Fund - Class D	0.48%	1,000.00	1,009.00	2.43	1,022.79	2.45

U.S. Government Money Market
Fund - Class I	0.12%	1,000.00	1,010.80	0.61	1,024.60	0.61

U.S. Government Money Market
Fund - Intermediary Class	0.15%	1,000.00	1,010.60	0.76	1,024.45	0.77

U.S. Government Money
Market Fund - Intermediary
Service Class	0.18%	1,000.00	1,010.50	0.91	1,024.30	0.92

U.S. Government Money Market
Fund - Class Y	0.23%	1,000.00	1,010.30	1.17	1,024.05	1.17

U.S. Treasury Money Market
Fund - Class D	0.50%	1,000.00	1,008.50	2.53	1,022.68	2.55

U.S. Treasury Money Market
Fund - Class I	0.14%	1,000.00	1,010.30	0.71	1,024.50	0.71

U.S. Treasury Money Market
Fund - Intermediary Class	0.16%	1,000.00	1,010.20	0.81	1,024.40	0.82

U.S. Treasury Money Market
Fund - Intermediary
Service Class	0.18%	1,000.00	1,010.10	0.91	1,024.30	0.92

U.S. Treasury Money Market
Fund - Class Y	0.25%	1,000.00	1,009.80	1.27	1,023.95	1.28
____________________

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HSBC FAMILY OF FUNDS 33

HSBC FAMILY OF FUNDS
Board of Trustees and Officers (Unaudited)

MANAGEMENT OF THE TRUST

The following table contains information regarding the HSBC Family of Funds’ Board of Trustees (“Trustees”). The HSBC Family of Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling (888) 525-5757.

				Portfolios in
	Position(s)	Term of Office		Fund Complex	Other Directorships
	Held	and Length of	Principal Occupation(s)	Overseen	Held by Trustee
Name, Address, Age	with Funds	Time Served	During Past 5 Years	By Trustee*	During Past 5 Years**
NON-INTERESTED TRUSTEES

MARCIA L. BECK P.O. Box 182845 Columbus, OH 43218-3035 Age: 64	Trustee	Indefinite; 2008 to present	Private Investor (1999 – present)	8	None

SUSAN C. GAUSE P.O. Box 182845 Columbus, OH 43218-3035 Age: 67	Trustee	Indefinite; 2013 to present	Private Investor (2003 - present)	8	Metropolitan Series Fund (2012 – present); and Met Investors Series Trust (2008 – present)

SUSAN S. HUANG P.O. Box 182845 Columbus, OH 43218-3035 Age: 65	Trustee	Indefinite; 2008 to present	Private Investor (2000 - present)	8	None

THOMAS F. ROBARDS P.O. Box 182845 Columbus, OH 43218-3035 Age: 73	Chairman and Trustee	Indefinite; 2005 to present	Private Investor (2003 - present)	8	Ellington Residential
Mortgage REIT (NYSE
listed real estate
investment trust)
(2013 – present);
Ellington Financial Inc.
(NYSE listed financial
services company)
(2007 – present);
and Overseas
Shipholding Group
(OSG) (NYSE listed
					company) (2005-2014)

INTERESTED TRUSTEE

DEBORAH A. HAZELL*** 452 Fifth Avenue New York NY 10018 Age: 56	Trustee	Indefinite; 2011 to present	Director and Chief Executive Officer, HSBC Global Asset Management (USA) Inc. (2011 - present)	8	None
____________________

*	Includes all series of the HSBC Funds.
**	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.
***	Ms. Hazell is considered to be an “Interested Trustee” because she holds positions with HSBC Global Asset Management (USA) Inc.

34 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Board of Trustees and Officers (Unaudited) (continued)

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address, Age	Held Funds	Length of Time Served	During Past 5 Years
OFFICERS

RICHARD A. FABIETTI 452 Fifth Avenue New York, NY 10018 Age: 61	President	One year; 2004 to present	Senior Vice President, HSBC Global Asset Management (USA) Inc. (1998 - present)

JAMES D. LEVY 452 Fifth Avenue New York, NY 10018 Age: 56	Vice President	One year; 2014 to present	Vice President, Product Management, HSBC Global Asset Management (USA) Inc. (2014 – present); Vice President, Mutual Funds Product Development, GE Asset Management Inc. (2007 – 2014)

LAUREN STUNTEBECK 4400 Easton Commons, Suite 200 Columbus, OH 43219-3035 Age: 32	Treasurer	One year; 2019 to present	Vice President, Financial Administration, Citi Fund Services (2019 - present); Senior Manager, Audit, KPMG LLP (2016-2019); Manager, Audit, KPMG LLP (2014-2016)

IOANNIS TZOUGANATOS* Prudential Center 800 Boylston Street, 24th Floor Boston, MA 02199 Age: 43	Secretary	One year; 2015 to present	Vice President, Regulatory Administration, Citi Fund Services (2008 - present)

CHARLES BOOTH* 4400 Easton Commons, Suite 200 Columbus, OH 43219-3035 Age: 59	Chief Compliance Officer	One year; 2015 to present	Director and Compliance Officer, CCO Services, Citi Fund Services (1988 - present)

JAMES M. CURTIS 452 Fifth Avenue New York, NY 10018 Age: 51	Chief Legal Officer	One year; 2018 to present	Associate General Counsel, HSBC Securities (USA) Inc. (2005-2017); Associate General Counsel, HSBC Technology & Services (USA) Inc. (2018-present)
____________________

*	Mr. Tzouganatos and Mr. Booth also are officers of other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

HSBC FAMILY OF FUNDS 35

HSBC FAMILY OF FUNDS
Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds disclose on the Investment Adviser’s website within five business days after the end of each month a complete schedule of portfolio holdings and certain other information, including the dollar-weighted average portfolio maturity and dollar-weighted average portfolio life. In addition, each Fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The Funds’ Form N-MFP filings will be available on the SEC’s website, and the Investment Adviser’s website will contain a link to such filings.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

36 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients:
HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders:

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183

TRANSFER AGENT

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-AR-MMF-1219	12/19

HSBC Funds

Annual Report
October 31, 2019

EQUITY FUNDS	Class A	Class C	Class I
HSBC Opportunity Fund	HSOAX	HOPCX	RESCX
HSBC Frontier Markets Fund	HSFAX	—	HSFIX

HSBC Family of Funds
Annual Report - October 31, 2019

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	8

Schedule of Portfolio Investments

HSBC Frontier Markets Fund	9
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	17
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	32
Other Federal Income Tax Information	34
Table of Shareholder Expenses	35

HSBC Opportunity Portfolio

Portfolio Composition	36

Schedule of Portfolio Investments

HSBC Opportunity Portfolio	37
Statement of Assets and Liabilities	39
Statement of Operations	40
Statement of Changes in Net Assets	41
Financial Highlights	42
Notes to Financial Statements	43
Report of Independent Registered Public Accounting Firm	48
Table of Shareholder Expenses	50
Board of Trustees and Officers	51
Other Information	53

Glossary of Terms

Bloomberg Barclays Global Aggregate Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed markets countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

MSCI Frontier Markets Index is an equity index that captures large- and mid- cap representation across 28 Frontier Markets countries. The index includes 116 constituents, as of October 31, 2019, covering about 85% of the free float-adjusted market capitalization in each country.

MSCI Select Frontier and Emerging Markets Capped Index has been developed by MSCI for the Adviser and, in terms of geography constituents, includes the 28 geographies that are part of the MSCI Frontier Markets Index classification as well as seven small emerging market “crossover” geographies (namely Colombia, Egypt, Pakistan, Philippines, Peru, Qatar, and United Arab Emirates) that are also included within the MSCI Emerging Markets Index. The Index is a free float-adjusted market capitalization index designed to measure equity market performance in the aforementioned geographies.

Purchasing Managers’ Index (“PMI”) is an indicator of the economic health of the manufacturing sector. The PMI is based on five major indicators: new orders, inventory levels, production, supplier deliveries, and the employment environment.

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500TM Growth Index is an index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2 HSBC FAMILY OF FUNDS

Commentary From the Investment Manager (Unaudited)
HSBC Global Asset Management (USA) Inc.

Global Economic Review

The global economy softened during the 12-month period from November 1, 2018 through October 31, 2019. The U.S. Federal Reserve Board (the Fed) moved to protect the U.S. economy from global economic weakness by shifting monetary policy from tightening to easing. Uncertainty stemming from U.S.-China trade conflicts, weakness in the eurozone and a downturn in the manufacturing sector, especially in China, exerted downward pressure on economic growth around the world.

Late in 2018, fears of recession drove steep declines in equity markets. Optimism returned in early 2019 as central banks in China, the U.S. and Europe signaled looser monetary policies. Yet worries about the trade conflict between the U.S. and China and signs of further global economic weakness began to weigh on global equities and investor confidence as the year progressed. In the end, some resilience in the U.S. economy and cautious optimism about the potential for improved international trade relations helped buoy equity markets.

The U.S. economy grew throughout the period, though generally at a slowing rate. Annual GDP1 growth peaked at 3.1% in the first quarter of 2019, rebounding from 2.2% in the fourth quarter of 2018. GDP growth dropped to 1.9% in the second quarter of 2019, and early estimates suggest a similar growth rate in the third quarter. The U.S. unemployment rate fell from an already-low level, ending the period at 3.6%. The solid labor market, low interest rates and strong consumer confidence helped support the U.S. economy. Meanwhile, underlying inflation remained subdued. These positive factors generally outweighed a weak picture for U.S. investments and exports amid slower global growth, trade concerns and elevated political uncertainty.

The U.S. yield curve inverted in August as yields on certain short-term Treasury securities fell below yields on longer-term bonds. An inverted yield curve is widely considered a leading indicator of an economic recession. In reaction to signs that global economic weakness was weighing on U.S. growth, the Fed reduced interest rates three times between July and October, for a total reduction of 75 basis points (0.75%).

Weakening manufacturing data weighed on the eurozone throughout the period. Germany narrowly avoided a technical recession in 2019 due to the manufacturing sector’s extended slump, according to data from the PMI1. A robust labor market continued to support the region’s service sector, however, helping to sustain overall eurozone economic activity throughout the period.

Britain’s attenuated negotiations over Brexit continue to constrain economic performance in the United Kingdom. Businesses have had to contend with a challenging operating environment amid shifting deadlines for an agreement governing the United Kingdom’s exit from the European Union. For example, companies have tended to stockpile goods prior to each proposed deadline, and then subsequently sell down their stockpiles each time the government receives a new extension. The possibility for a wide variety of outcomes, including “no-deal,” “deal” or “no Brexit” scenarios, created (and continues to create) intense uncertainty for businesses and investors. A strong labor market provided a bright spot amid the country’s economic uncertainty.

In Japan, cyclical indicators early in the period fell to their lowest levels since early 2016. Growth remained sluggish through 2019 amid a slowdown in business investment. Meanwhile, softness in global trade—particularly trade with China, a large consumer of many Japanese exports— weighed on the country’s economy.

Emerging market economies remained relatively strong despite heightened geopolitical risks, including lingering trade tensions. Rate cuts from the Fed and looser monetary policy from emerging markets central banks supported these economies. While recent geopolitical instability in Latin America reduced economic growth in that region, the structural characteristics of many other emerging market economies remain strong.

China’s manufacturing exports, domestic orders and industrial profits declined early in the period, as the trade dispute with the U.S. exacerbated the country’s economic downturn. Manufacturing activity picked up briefly in June, but the country’s economic data generally continued to weaken from July through October.

Market review

Global equity markets suffered steep declines late in 2018. Stocks rebounded in early 2019 due in part to easing monetary policy in the U.S. and China, but fell again in May as U.S.-China trade relations deteriorated. Markets continued to rise and fall through the remainder of the period in response to fluctuating trade tensions, mixed economic data and Fed rate cuts. Despite this month-to-month volatility, global equity markets generally delivered positive results for the period.

U.S. stocks ended the period with uneven gains. The Russell 1000® Index1 of large-capitalization U.S. stocks returned 14.15%, while the Russell 2000® Index1 of small-cap stocks produced a 4.91% return.

International equities generally trailed the U.S. stock market. The MSCI EAFE Index1 of developed-market international stocks gained 11.63% (gross of withholding taxes), and the MSCI Emerging Markets Index1 returned 12.29% (gross of withholding taxes).

Global fixed-income markets rallied as looser central bank policies pushed interest rates down and bond prices up. Late in the period, sentiment on U.S.-China trade relations turned cautiously optimistic, easing investor concerns about the global economic outlook and curtailing bond returns. The Bloomberg Barclays Global Aggregate Bond Index1, which tracks the broader global investment-grade fixed income market, posted a 9.54% return for the 12-month period. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index1, which tracks similar bonds in the U.S. market, posted an 11.51% return for the 12-month period.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS 3

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund (Class A Shares, Class C Shares and Class I Shares)

by William A. Muggia, Committee Lead/Portfolio Manager
Richard D. Lee, CFA, Portfolio Manager
Ethan J. Myers, CFA, Portfolio Manager
John M. Montgomery, Portfolio Manager
Westfield Capital Management Company, L.P.

The HSBC Opportunity Fund (the “Fund”) seeks long-term growth of capital by investing, under normal circumstances, primarily in equity securities of small- and mid-cap companies. Small- and mid-cap companies generally are defined as those that have market capitalizations within the range of market capitalizations represented in the Russell 2500TM Growth Index1. The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Fund employs a two-tier structure, commonly referred to as a “master-feeder” structure, in which the Fund invests all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”). The Portfolio employs Westfield Capital Management Company, L.P. as its subadviser.

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Equity investments fluctuate in value based on changes to an individual company’s financial condition and overall market conditions. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. Investing in smaller companies is more risky and volatile than investing in large companies. Growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Portfolio’s securities. Securities of companies considered growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory, and economic uncertainty.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the year ended October 31, 2019, the Class I Shares of the HSBC Opportunity Fund produced a 9.25% total return, and the Class A Shares of the Fund produced a 8.77% total return (without sales charge). The Russell 2500™ Growth Index1, the Fund’s primary performance benchmark returned 11.77%.

Portfolio Performance

The 12-month period ended October 31, 2019 was marked by extremes. It began with the fourth quarter of 2018 posting the greatest quarterly decline of the Russell Growth Indices in the past decade. Equities then rebounded to the largest quarterly gain since the Financial Crisis of 2008. Investors were concerned about ongoing trade tensions between the U.S. and China and slowing global growth. Meanwhile, weakness in U.S. manufacturing gave way to a recession in that sector. The Fund delivered positive absolute performance results across seven economic sectors, with real estate, industrials and financials delivering the Fund’s largest positive returns on an absolute basis. Energy, consumer discretionary and communications services weighed on absolute returns.†

Despite positive absolute returns, the Fund underperformed its primary benchmark. Stock selection within the information technology sector was one of the main detractors, most notably a company that provides turnkey customer relationship management software and a cloud-based software analytics company. The Fund exited this position in the latter company in August due to worse-than-expected quarterly results driven by weak sales and organizational changes. Consumer discretionary also dragged on relative results, primarily due to a mountain resort company, which underperformed after announcing lower-than-expected destination business during the pre-holiday season. Holdings of a company that provides home service plans also weighed on relative returns. An overweight allocation to energy as well as stock selection in that sector also hurt the Fund’s relative performance, in particular an oil and natural gas company that fell along with the industry.†

The Fund’s holdings in the industrials sector, particularly aerospace and defense stocks, added the most to relative performance. The Fund’s holding of a company that provides electronic and communication products for wireless and satellite systems and a data service provider that focuses on commercial real estate were notable contributors. Stock selection within the real estate sector also boosted relative performance, in particular a real estate management service provider. Selection in the financial sector also helped, most notably a provider of mortgage insurance, reinsurance and risk management products as well as holdings in the payments subsector.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4 HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund

The charts above represent a historical 10-year performance comparison of a hypothetical investment in the indicated share class versus a similar investment in the Fund’s benchmark and represents the reinvestment of dividends and capital gains in the Fund.

		Average Annual			Expense
Fund Performance		Total Return (%)			Ratio (%)[4]
	Inception
As of October 31, 2019	Date	1 Year	5 Year	10 Year	Gross	Net
HSBC Opportunity Fund Class A1	9/23/96	3.36	5.93	12.30	5.37	1.65
HSBC Opportunity Fund Class C2	11/4/98	7.32	6.25	12.47	6.12	2.40
HSBC Opportunity Fund Class I†	9/3/96	9.25	7.55	13.45	1.39	1.10
Russell 2500TM Growth Index[3]	—	11.77	9.83	14.42	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2020.

Certain returns shown include monies received by the Portfolio, in which the Fund invests, in respect of one-time class action settlements and monies received by the Fund from a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

†	The Class I Shares are issued by a separate series of the HSBC Funds.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
3	For additional information, please refer to the Glossary of Terms.
4	Reflects the expense ratio as reported in the prospectus dated February 28, 2019, as restated May 29, 2019 and supplemented to date. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.65%, 2.40% and 1.10% for Class A Shares, Class C and Class I Shares, respectively. The expense limitations shall be in effect until March 1, 2020. Additional information pertaining to the October 31, 2019 expense ratios can be found in the financial highlights.

The Fund’s performance is measured against the Russell 2500TM Growth Index, an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The performance for the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS 5

Portfolio Reviews (Unaudited)
HSBC Frontier Markets Fund (Class A Shares and Class I Shares)

by Ramzi Sidani, Senior Portfolio Manager
Jennifer Passmoor, Portfolio Manager

The HSBC Frontier Markets Fund (the “Fund”) seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in issuers located in frontier market countries. The term “frontier market countries” encompasses those countries that are at an earlier stage of economic, political, or financial development, even by emerging markets standards.

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Equity investments fluctuate in value based on changes to an individual company’s financial condition and overall market conditions. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. The risks of investing in emerging markets countries are greater than the risks generally associated with foreign investments. Investing in smaller companies is more risky and volatile than investing in larger companies. Frontier markets countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The Fund will invest more than 25% of its total assets in securities issued by companies in the financial services group of industries. Accordingly, the Fund will be more susceptible to developments that affect such industries than other funds that do not concentrate their investments. Exposure to commodities markets, including investments in companies in commodity-related industries, may subject the Fund to greater volatility than investments in traditional securities. Overall market movements and factors specific to a particular industry or commodity may affect the value of commodity-related investments. Concentrating Fund investments in a limited number of issuers conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental, regulatory or other developments affecting that industry than if its investments were diversified across different industries. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Funds’ original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the year ended October 31, 2019, the Fund returned 10.44% (without sales charge) for the Class A Shares and 10.92% for the Class I Shares. That compared to a 10.96% and 9.81% total return for the Fund’s benchmarks, the MSCI Frontier Markets Index1 and the MSCI Select Frontier and Emerging Markets Capped Index1, respectively, for the same period.

Portfolio Performance

Select frontier and emerging markets posted gains for the 12-month period ended October 31, 2019. Since the start of 2019, buoyant market sentiment helped drive the broad gains among equities, due in large part to a dovish shift in U.S. monetary policy. Meanwhile, looser Chinese monetary and fiscal policy appears to have translated into a pickup in economic activity. Egypt was one of the strongest performing markets within the universe, which helped boost the Fund’s performance on an absolute basis.

In this environment, the Fund outperformed its reference index for the period, although it underperformed its industry benchmark. The Fund benefitted from its overweight exposure to Egypt, as that nation’s macroeconomic backdrop improved after its central bank decided to cut interest rates in tandem with the country’s ongoing fiscal reforms. The Fund’s underweight exposure to Qatar also added to relative performance, particularly a below-benchmark exposure to the Qatar National Bank, which struggled during the period.†

Stock selection was also positive, particularly holdings in the Philippines and Hong Kong SAR. The Fund’s exposure to a Philippines terminal container company added to relative results when shares of the company rallied after it reported strong growth in revenues and net income. The Fund’s exposure to a Hong Kong SAR- based hotel and gaming company also helped relative performance after the company reported strong earnings data on a favorable client mix and increased visitation from mainland China.†

However, an overweight exposure to Georgia weighed on relative results, particularly an allocation to shares of a Georgian bank, which declined on news that the bank’s chairman and deputy chairman were involved in transactions that breached the country’s conflict of interest laws. Stock selection within the United Arab Emirates also dragged on results. The Fund’s investment in a UAE-based healthcare company detracted from performance, as did its investment in a UAE-based global supply chain company, which declined on broader concerns that U.S.-China trade tensions would further slow global economic growth.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

6 HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Frontier Markets Fund

The charts above represent a historical since inception performance comparison of a hypothetical investment in the indicated share class versus a similar investment in the Fund’s benchmark and represents the reinvestment of dividends and capital gains in the Fund.

		Average Annual			Expense
Fund Performance		Total Return (%)			Ratio (%)[2]
	Inception			Since
As of October 31, 2019	Date	1 Year	5 Year	Inception	Gross	Net
HSBC Frontier Markets Fund Class A1	9/6/11	4.89	-1.49	4.99	5.16	1.85
HSBC Frontier Markets Fund Class I	9/6/11	10.92	-0.12	6.04	4.81	1.50
MSCI Frontier Markets Index[3]	—	10.96	0.14	5.45	N/A	N/A
MSCI Select Frontier and Emerging Markets Capped Index[3]	—	9.81	0.61	5.22	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2020.

1	Reflects the maximum sales charge of 5.00%.
2	Reflects the expense ratio as reported in the prospectus dated February 28, 2019, as restated May 29, 2019 and supplemented to date. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.85% and 1.50% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2020. Additional information pertaining to the October 31, 2019 expense ratios can be found in the financial highlights.
3	For additional information, please refer to the Glossary of Terms.

The performance of the Fund is measured by the MSCI Frontier Markets Index, which is an equity index that captures large- and mid- cap representation across 28 Frontier Markets countries. The index includes 116 constituents, as of October 31, 2019, covering about 85% of the free float-adjusted market capitalization in each country. The MSCI Select Frontier and Emerging Markets Capped Index has been developed by MSCI for the Adviser and, in terms of geography constituents, includes the 28 geographies that are part of the MSCI Frontier Markets Index classification as well as seven small emerging market “crossover” geographies (namely Colombia, Egypt, Pakistan, Philippines, Peru, Qatar, and United Arab Emirates) that are also included within the MSCI Emerging Markets Index. The MSCI Select Frontier and Emerging Markets Capped Index is a free float-adjusted market capitalization index designed to measure equity market performance in the aforementioned geographies. The indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS 7

Portfolio Reviews (Unaudited)
Portfolio Composition* October 31, 2019 (Unaudited)

HSBC Frontier Markets Fund
Percentage of
Geographic Region	Investments at Value (%)†
Kuwait	14.1
Egypt	13.3
United Arab Emirates	12.2
Philippines	11.0
Vietnam	6.9
Kenya	6.0
Bahrain	5.3
Georgia	4.8
Kazakhstan	4.6
Romania	4.6
Colombia	4.0
Peru	3.3
Mauritius	2.1
Nigeria	2.0
Morocco	1.8
Bangladesh	1.3
Argentina	1.1
Croatia	0.8
Qatar	0.7
Cambodia	0.1
100.0
____________________

*	Portfolio composition is subject to change.
†	Excludes any instruments used for cash management.

8 HSBC FAMILY OF FUNDS

HSBC FRONTIER MARKETS FUND
Schedule of Portfolio Investments—as of October 31, 2019

Common Stocks — 99.7%
	Shares	Value ($)
Argentina — 1.1%
Globant SA(a)	390	36,371
YPF Sociedad Anonima, ADR	5,213	48,794
		85,165
Bahrain — 5.4%
Ahli United Bank BSC	454,344	401,995
Bangladesh — 1.3%
BRAC Bank, Ltd.(a)	54,692	32,750
Square Pharmaceuticals, Ltd.	22,341	62,159
		94,909
Cambodia — 0.1%
NagaCorp, Ltd.	4,000	7,290
Colombia — 4.1%
Banco Davivienda SA	23,958	306,481
Croatia — 0.8%
Addiko Bank AG(a)	3,318	58,094
Ledo d.d.(a)(b)	311	—
		58,094
Egypt — 13.6%
Cairo Investment & Real Estate
Development Co. SAE	28,911	22,460
Cleopatra Hospital(a)	129,470	49,648
Commercial International Bank,
Registered, GDR	39,928	197,243
Credit Agricole Egypt	57,587	157,121
Juhayna Food Industries	338,620	178,886
MM Group For Industry & International
Trade SAE(a)	219,824	142,223
Talaat Moustafa Group	427,015	264,065
		1,011,646
Georgia — 4.9%
Bank of Georgia Group PLC	5,728	96,364
Georgia Capital PLC(a)	5,926	74,676
TBC Bank Group PLC	11,572	191,832
		362,872
Kazakhstan — 4.6%
Halyk Savings Bank of Kazakhstan JSC,
Registered, GDR	20,908	279,122
Kaz Minerals PLC	11,021	66,999
		346,121
Kenya — 6.0%
Equity Group Holdings PLC	96,800	43,658
KCB Group, Ltd.	244,400	122,555
Safaricom, Ltd.	987,200	284,585
		450,798
Kuwait — 14.4%
Agility Public Warehousing Co. KSC	113,163	280,199
Human Soft Holding Co. KSC	30,306	309,163
Kuwait Finance House KSCP	52,500	118,554
National Bank of Kuwait SAK	116,033	360,472
		1,068,388
Mauritius — 2.1%
MCB Group, Ltd.	18,900	158,066
Morocco — 1.8%
Attijariwafa Bank	2,791	136,718
Nigeria — 2.0%
Dangote Cement PLC	114,773	47,368
Guaranty Trust Bank PLC	1,479,678	101,779
		149,147
Peru — 3.4%
Alicorp SAA	31,697	86,967
Credicorp, Ltd.	775	165,881
		252,848
Philippines — 11.1%
Ayala Land, Inc.	124,100	118,767
International Container Terminal
Services, Inc.	66,420	155,412
Megaworld Corp.	962,700	91,659
Puregold Price Club, Inc.	254,839	205,207
Robinsons Retail Holdings, Inc.	111,410	166,577
SSI Group, Inc.	1,816,000	92,357
		829,979
Qatar — 0.7%
Qatar National Bank	10,579	55,801
Romania — 4.6%
Banca Transilvania SA	412,054	230,235
BRD-Groupe Societe Generale	32,274	107,593
Sphera Franchise Group SA	1,712	8,039
		345,867
United Arab Emirates — 10.7%
Abu Dhabi National Oil Co. For
Distribution PJSC	140,400	100,160
Aramex PJSC	49,429	52,759
DP World, Ltd.	17,263	229,425
Emaar Development PJSC	12,438	13,716
Emaar Properties PJSC	79,438	92,360
Emirates NBD PJSC	39,350	128,574
NMC Health PLC	6,279	177,520
		794,514
Vietnam — 7.0%
Masan Group Corp.(a)	22,650	72,435
Vietnam Dairy Products JSC	30,010	168,144
Vietnam Technological & Commercial
Joint Stock Bank(a)	150,150	153,373
Vincom Retail JSC	91,399	130,784
		524,736
TOTAL COMMON STOCKS
(COST $8,076,052)		7,441,435

Participatory Notes — 1.6%

United Arab Emirates — 1.6%
Aramex PJSC, 3/15/20, (Merrill Lynch
International & Co.)(a)	114,571	122,289
TOTAL Participatory Note
(COST $133,293)		122,289

Right — 0.1%

United Arab Emirates — 0.1%
Emirates NBD PJSC, 11/21/19	4,918	4,687
TOTAL RIGHT (COST $–)		4,687
TOTAL INVESTMENTS
IN SECURITIES
(COST $8,209,345) — 101.4%		7,568,411
Other Assets (Liabilities) - (1.4)%		(107,184)
NET ASSETS — 100%		$7,461,227
____________________

(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of October 31, 2019.
ADR - American Depositary Receipt
GDR - Global Depository Receipt

See notes to financial statements.	HSBC FAMILY OF FUNDS 9

HSBC FRONTIER MARKETS FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of October 31, 2019:

Percentage of
Industry	Net Assets at Value (%)*
Banks	48.4
Real Estate Management
& Development	9.8
Food Products	6.8
Air Freight & Logistics	6.1
Transportation Infrastructure	5.2
Food & Staples Retailing	5.0
Diversified Consumer Services	4.1
Wireless Telecommunication Services	3.8
Health Care Providers & Services	3.0
Specialty Retail	2.6
Distributors	1.9
Capital Markets	1.0
Metals & Mining	0.9
Pharmaceuticals	0.8
Oil, Gas & Consumable Fuels	0.7
Construction Materials	0.6
Software	0.5
Hotels, Restaurants & Leisure	0.2
Total	101.4
____________________

*	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Schedule of Portfolio Investments.

10	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of October 31, 2019

		HSBC	HSBC
	HSBC	Opportunity	Frontier
	Opportunity	Fund	Markets
	Fund	(Class I)	Fund
Assets:
Investments in Affiliated Portfolio	$8,567,015	$115,965,555	$—
Investment in securities, at value	—	—	7,568,411
Foreign currency, at value	—	—	23,414
Interest and dividends receivable	—	—	3,845
Receivable for capital shares issued	219	14,325	—
Receivable for investments sold	—	—	44,131
Reclaims receivable	—	—	30,786
Receivable from Investment Adviser	6,904	7,868	2,613
Prepaid expenses and other assets	6,086	13,675	14,575
Total Assets	8,580,224	116,001,423	7,687,775

Liabilities:
Cash overdraft	—	—	8,298
Payable for investments purchased	—	—	63,101
Payable for capital shares redeemed	94	9,871	29,978
Accrued expenses and other payables:
Administration	139	1,889	249
Distribution fees	51	—	—
Shareholder Servicing	1,601	—	348
Accounting	2,834	1,582	7,439
Custodian	—	—	10,778
Printing	2,059	12,055	10,405
Professional	26,894	29,450	64,426
Transfer Agent	10,460	13,638	15,557
Trustee	1,499	1,499	1,500
Board Services	3,970	3,970	3,970
Other	3,943	3,164	10,499
Total Liabilities	53,544	77,118	226,548
Net Assets	$8,526,680	$115,924,305	$7,461,227

Composition of Net Assets:
Paid in capital	$7,168,789	$96,554,607	$34,622,228
Total distributable earnings/(loss)	1,357,891	19,369,698	(27,161,001)
Net Assets	$8,526,680	$115,924,305	$7,461,227

Net Assets:
Class A Shares	$8,449,439	$—	$1,390,547
Class C Shares	77,241	—	—
Class I Shares	—	115,924,305	6,070,680
Total	$8,526,680	$115,924,305	$7,461,227

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	896,659	—	112,577
Class C Shares	15,918	—	—
Class I Shares	—	9,062,324	490,141

Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$9.42	$—	$12.35
Class C Shares (a)	$4.85	$—	$—
Class I Shares	$—	$12.79	$12.39
Maximum Sales Charge:
Class A Shares	5.00%	—%	5.00%
Maximum Offering Price per share (Net Asset Value / (100%-maximum sales charge))
Class A Shares	$9.92	$—	$13.00
Investments in Affiliated Portfolio, at cost	$7,683,963	$103,700,089	$—
Investments in securities, at cost	$—	$—	$8,209,345
Foreign currency, at cost	$—	$—	$23,416
____________________

Amounts designated as ”—” are $0.00 or have been rounded to $0.00.
(a)	Redemption price per share varies by length of time shares are held.

See notes to financial statements.	HSBC FAMILY OF FUNDS	11

HSBC FAMILY OF FUNDS

Statements of Operations—For the year ended October 31, 2019

			HSBC
	HSBC	HSBC	Frontier
	Opportunity	Opportunity	Markets
	Fund	Fund (Class I)	Fund
Investment Income:
Investment Income from Affiliated Portfolio	69,644	973,251	—
Dividends	—	—	363,413
Foreign tax withholding	—	—	(17,042)
Expenses from Affiliated Portfolio	(98,579)	(1,374,686)	—
Total Investment Income/(Loss)	(28,935)	(401,435)	346,371

Expenses:
Investment Management	—	—	125,920
Operational Support:
Class A Shares	—	—	2,840
Administration:
Class A Shares	1,738	—	1,091
Class B Shares*	2	—	—
Class C Shares	20	—	—
Class I Shares	—	24,649	2,780
Distribution:
Class B Shares*	57	—	—
Class C Shares	804	—	—
Shareholder Servicing:
Class A Shares	20,850	—	7,073
Class B Shares*	19	—	—
Class C Shares	248	—	—
Accounting	24,000	13,999	54,786
Administrative Services	5,667	1,905	690
Compliance Services	31,392	31,392	31,392
Custodian	—	—	116,395
Printing	1,520	16,034	8,368
Professional	104,189	107,517	145,148
Transfer Agent	107,901	138,673	152,483
Trustee	80,999	80,999	80,999
Registration fees	24,203	23,255	29,922
Other	28,761	33,277	22,764
Total expenses before fee and expense reductions	432,370	471,700	782,651
Fees contractually reduced/reimbursed by Investment Adviser	(378,659)	(432,989)	(621,906)
Fees voluntarily reduced/reimbursed by Investment Adviser	(9,180)	—	—
Net Expenses	44,531	38,711	160,745

Net Investment Income/(Loss)	(73,466)	(440,146)	185,626

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments in securities and foreign currency translations (a)	—	—	(912,055)
Net realized gains/(losses) from Affiliated Portfolio	606,415	7,603,036	—
Change in unrealized appreciation/depreciation on investments from Affiliated Portfolio	221,317	3,890,823	—
Change in unrealized appreciation/depreciation on investments in securities and foreign currency
translations (b)	—	—	1,848,918

Net realized/unrealized gains/(losses) on investments and on investments from
Affiliated Portfolio	827,732	11,493,859	936,863
Change in Net Assets Resulting from Operations	$754,266	$11,053,713	$1,122,489
____________________

Amounts designated as "—" are $0.00 or have been rounded to $0.00.
*	Class B Shares were liquidated on August 2, 2019.
(a)	For Frontier Markets Fund, net of foreign capital gains taxes of $1,160.
(b)	For Frontier Markets Fund, net of change in foreign capital gains taxes of $(570).

12	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC Opportunity Fund		HSBC Opportunity Fund (Class I)
	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	October 31, 2019	October 31, 2018	October 31, 2019	October 31, 2018
Investment Activities:
Operations:
Net investment income/(loss)	$(73,466)	$(90,660)	$(440,146)	$(574,665)
Net realized gains/(losses) from investments	606,415	1,711,715	7,603,036	22,339,913
Change in unrealized appreciation/depreciation on investments	221,317	(934,014)	3,890,823	(12,911,260)
Change in net assets resulting from operations	754,266	687,041	11,053,713	8,853,988

Distributions to shareholders:
Class A Shares	(1,543,839)	(1,047,996)	—	—
Class B Shares*	(4,577)	(7,279)	—	—
Class C Shares	(31,533)	(71,416)	—	—
Class I Shares	—	—	(21,193,931)	(17,639,612)
Change in net assets resulting from distributions to
shareholders	(1,579,949)	(1,126,691)	(21,193,931)	(17,639,612)
Change in net assets resulting from capital transactions	(132,002)	4,054	(10,575,246)	17,564,892
Change in net assets	(957,685)	(435,596)	(20,715,464)	8,779,268

Net Assets:
Beginning of period	9,484,365	9,919,961	136,639,769	127,860,501
End of period	$8,526,680	$9,484,365	$115,924,305	$136,639,769

____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.
*	Class B Shares were liquidated August 2, 2019.

See notes to financial statements.	HSBC FAMILY OF FUNDS	13

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC Opportunity Fund		HSBC Opportunity Fund (Class I)
	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	October 31, 2019	October 31, 2018	October 31, 2019	October 31, 2018
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$510,575	$582,737	$—	$—
Dividends reinvested	1,500,978	1,020,798	—	—
Value of shares redeemed	(2,113,928)	(1,265,078)	—	—
Class A Shares capital transactions	(102,375)	338,457	—	—

Class B Shares:*
Dividends reinvested	4,580	7,279	—	—
Value of shares redeemed	(18,154)	(31,516)	—	—
Class B Shares capital transactions	(13,574)	(24,237)	—	—

Class C Shares:
Proceeds from shares issued	9,188	6,582	—	—
Dividends reinvested	31,533	71,416	—	—
Value of shares redeemed	(56,774)	(388,164)	—	—
Class C Shares capital transactions	(16,053)	(310,166)	—	—

Class I Shares:
Proceeds from shares issued	—	—	12,369,332	18,679,912
Dividends reinvested	—	—	20,911,758	17,448,749
Value of shares redeemed	—	—	(43,856,336)	(18,563,769)
Class I Shares capital transactions	—	—	(10,575,246)	17,564,892
Change in net assets resulting from capital transactions	$(132,002)	$4,054	$(10,575,246)	$17,564,892

SHARE TRANSACTIONS:
Class A Shares:
Issued	55,467	50,934	—	—
Reinvested	196,721	95,491	—	—
Redeemed	(229,568)	(110,424)	—	—
Change in Class A Shares	22,620	36,001	—	—

Class B Shares:*
Reinvested	1,261	1,174	—	—
Redeemed	(4,023)	(4,677)	—	—
Change in Class B Shares	(2,762)	(3,503)	—	—

Class C Shares:
Issued	1,980	998	—	—
Reinvested	7,983	10,870	—	—
Redeemed	(11,740)	(55,691)	—	—
Change in Class C Shares	(1,777)	(43,823)	—	—

Class I Shares:
Issued	—	—	998,920	1,176,332
Reinvested	—	—	2,026,333	1,219,340
Redeemed	—	—	(3,463,981)	(1,195,712)
Change in Class I Shares	—	—	(438,728)	1,199,960
____________________

Amounts designated as "—" are $0.00 or have been rounded to $0.00.
*	Class B Shares were liquidated August 2, 2019.

14	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC Frontier Markets Fund
	For the	For the
	year ended	year ended
	October 31, 2019	October 31, 2018
Investment Activities:
Operations:
Net investment income/(loss)	$185,626	$353,213
Net realized gains/(losses) from investments	(912,055)	5,130,673
Change in unrealized appreciation/depreciation on investments	1,848,918	(8,540,176)
Change in net assets resulting from operations	1,122,489	(3,056,290)

Distributions to shareholders:
Class A Shares	(53,378)	(54,857)
Class I Shares	(163,151)	(335,337)
Change in net assets resulting from distributions to shareholders	(216,529)	(390,194)
Change in net assets resulting from payments from affiliate	23,046	—
Change in net assets resulting from capital transactions	(7,636,721)	(28,944,038)
Change in net assets	(6,707,715)	(32,390,522)

Net Assets:
Beginning of period	14,168,942	46,559,464
End of period	$7,461,227	$14,168,942

See notes to financial statements.	HSBC FAMILY OF FUNDS	15

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC Frontier Markets Fund
	For the	For the
	year ended	year ended
	October 31, 2019	October 31, 2018
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$1,358,930	$1,874,481
Dividends reinvested	51,409	44,239
Value of shares redeemed	(4,724,240)	(4,902,875)
Class A Shares capital transactions	(3,313,901)	(2,984,155)

Class I Shares:
Proceeds from shares issued	2,111,750	6,391,802
Dividends reinvested	148,439	154,122
Value of shares redeemed	(6,583,009)	(32,505,807)
Class I Shares capital transactions	(4,322,820)	(25,959,883)
Change in net assets resulting from capital transactions	$(7,636,721)	$(28,944,038)

SHARE TRANSACTIONS:
Class A Shares:
Issued	116,274	146,955
Reinvested	4,640	3,167
Redeemed	(390,508)	(383,470)
Change in Class A Shares	(269,594)	(233,348)

Class I Shares:
Issued	179,241	450,786
Reinvested	13,397	10,993
Redeemed	(561,522)	(2,274,757)
Change in Class I Shares	(368,884)	(1,812,978)

16	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)	Portfolio Turnover(c)
Class A Shares
Year Ended October 31, 2019	$10.70	$(0.07)	$0.59	$0.52	$—	$(1.80)	$(1.80)	$9.42	8.77%	$8,449	1.55%	(0.79)%	5.77%	81%
Year Ended October 31, 2018	11.24	(0.10)	0.82	0.72	—	(1.26)	(1.26)	10.70	6.46%	9,352	1.55%	(0.84)%	5.37%	77%
Year Ended October 31, 2017	9.94	(0.08)	2.68	2.60	—	(1.30)	(1.30)	11.24	29.00%	9,422	1.55%	(0.79)%	2.98%	80%
Year Ended October 31, 2016	10.34	(0.07)	(0.33)	(0.40)	—	—	—	9.94	(3.87)%	9,276	1.55%	(0.66)%	2.11%	96%
Year Ended October 31, 2015	12.83	(0.10)	(0.07)	(0.17)	—	(2.32)	(2.32)	10.34	(2.21)%	16,593	1.55%	(0.86)%	1.84%	63%
Class C Shares
Year Ended October 31, 2019	6.53	(0.08)	0.20	0.12	—	(1.80)	(1.80)	4.85	8.07%	77	2.30%	(1.54)%	6.60%	81%
Year Ended October 31, 2018	7.38	(0.11)	0.52	0.41	—	(1.26)	(1.26)	6.53	5.52%	116	2.30%	(1.60)%	6.08%	77%
Year Ended October 31, 2017	6.99	(0.11)	1.80	1.69	—	(1.30)	(1.30)	7.38	28.11%	454	2.30%	(1.54)%	3.71%	80%
Year Ended October 31, 2016	7.32	(0.10)	(0.23)	(0.33)	—	—	—	6.99	(4.51)%	475	2.30%	(1.41)%	2.88%	96%
Year Ended October 31, 2015	9.80	(0.13)	(0.03)	(0.16)	—	(2.32)	(2.32)	7.32	(2.93)%	825	2.30%	(1.61)%	2.62%	63%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)

Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	17

HSBC OPPORTUNITY FUND (CLASS I)
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)	Portfolio Turnover(c)
Class I Shares
Year Ended October 31, 2019	$14.38	$(0.04)	$0.81	$0.77	$—	$(2.36)	$(2.36)	$12.79	9.25%	$115,924	1.10%	(0.34)%	1.44%	81%
Year Ended October 31, 2018	15.40	(0.06)	1.12	1.06	—	(2.08)	(2.08)	14.38	6.96%	136,640	1.10%	(0.40)%	1.39%	77%
Year Ended October 31, 2017	13.27	(0.05)	3.65	3.60	—	(1.47)	(1.47)	15.40	29.53%	127,861	1.10%	(0.34)%	1.12%	80%
Year Ended October 31, 2016	13.72	(0.02)	(0.43)	(0.45)	—	—	—	13.27	(3.28)%	141,061	1.03%	(0.15)%	1.03%	96%
Year Ended October 31, 2015	17.47	(0.05)	(0.08)	(0.13)	—	(3.62)	(3.62)	13.72	(1.69)%	219,846	0.99%	(0.30)%	0.99%	63%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)

Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Amounts designated as ‘—‘ are $0.00 or have been rounded to $0.00.

18	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FRONTIER MARKETS FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions							Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period		Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)	Portfolio Turnover(c)
Class A Shares
Year Ended October 31, 2019	$11.36	$0.24	$0.92	$1.16	$(0.17)	$—	$(0.17)	$12.35		10.34	%(d)	$1,391	1.85%	1.98%	8.34%	55%
Year Ended October 31, 2018	14.10	0.17	(2.82)	(2.65)	(0.09)	—	(0.09)	11.36(e)		(18.89)%		4,342	2.00%	1.26%	5.54%	62%
Year Ended October 31, 2017	11.94	0.16	2.23	2.39	(0.23)	—	(0.23)	14.10	(e)	20.41%		8,676	2.20%	1.20%	3.28%	44%
Year Ended October 31, 2016	12.11	0.13	0.14	0.27	(0.44)	—	(0.44)	11.94		2.59%		7,069	2.18%	1.17%	2.55%	8%
Year Ended October 31, 2015	14.95	0.12	(1.81)	(1.69)	(0.09)	(1.06)	(1.15)	12.11		(11.67)%		21,756	2.20%	0.96%	2.20%	66%
Class I Shares
Year Ended October 31, 2019	11.44	0.22	0.98	1.20	(0.25)	—	(0.25)	12.39		10.72	%(d)	6,071	1.50%	1.79%	7.57%	55%
Year Ended October 31, 2018	14.18	0.19	(2.79)	(2.60)	(0.14)	—	(0.14)	11.44	(e)	(18.52)%		9,827	1.70%	1.30%	4.81%	62%
Year Ended October 31, 2017	12.02	0.19	2.25	2.44	(0.28)	—	(0.28)	14.18	(e)	20.78%		37,883	1.85%	1.49%	2.90%	44%
Year Ended October 31, 2016	12.19	0.22	0.09	0.31	(0.48)	—	(0.48)	12.02		2.99%		42,207	1.82%	1.93%	2.20%	8%
Year Ended October 31, 2015	15.08	0.19	(1.85)	(1.66)	(0.17)	(1.06)	(1.23)	12.19		(11.42)%		120,010	1.85%	1.44%	1.86%	66%
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	During the year ended October 31, 2019, the Fund received a payment from an affiliate. The corresponding impact to the total return was 0.27%.
(e)

The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.

Amounts designated as ‘—‘ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	19

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of October 31, 2019, the Trust is composed of 8 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following three diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC Opportunity Fund	Opportunity Fund
HSBC Opportunity Fund (Class I)	Opportunity Fund (Class I)
HSBC Frontier Markets Fund	Frontier Markets Fund

Financial statements for all other funds of the Trust are published separately.

The HSBC Opportunity Fund and HSBC Opportunity Fund (Class I) (collectively the “Feeder Funds”) are feeder funds in a master-feeder fund structure and each feeder fund seeks to achieve its investment objectives by investing all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”), which is a diversified series of the Trust. The Portfolio operates as the master fund in a master-feeder arrangement in which the feeder funds invest all or part of their investable assets in the Portfolio. The Feeder Funds’ proportionate ownership of the Portfolio as of October 31, 2019 was as follows:

Proportionate
Ownership
Interest on
Fund	October 31, 2019 (%)
Opportunity Fund	6.9
Opportunity Fund (Class I)	93.1

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolio should be read in conjunction with the financial statements of the Feeder Funds.

The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Opportunity Fund offers two classes of shares: Class A Shares and Class C Shares. The Opportunity Fund (Class I) offers one class of shares: Class I Shares. The Frontier Markets Fund offers two classes of shares: Class A and Class I. Class A Shares of the Opportunity Fund and Frontier Markets Fund have a maximum sales charge of 5.00% as a percentage of the offering price. Class C Shares of the Opportunity Fund are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Opportunity Fund (Class I) and Frontier Markets Fund. Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares. Class B Shares of the Opportunity Fund were operational during the year but were liquidated and are no longer offered as of October 31, 2019.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

20 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

The Feeder Funds record investments to the Portfolio on a trade date basis. The Feeder Funds record daily their proportionate share of income, expenses, changes in unrealized appreciation and depreciation and realized gains and losses derived from the Portfolio. In addition, the Feeder Funds accrue their own expenses daily as incurred.

Investment transactions for the Frontier Markets Fund are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received.

Foreign Currency Translation:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Foreign Taxes:

Income received by the Frontier Markets Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Frontier Markets Fund may be subject to foreign taxes on gains on investments or currency repatriation. The Frontier Markets Fund accrues foreign capital gains taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

Restricted Securities and Illiquid Investments:

The Frontier Markets Fund may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain

HSBC FAMILY OF FUNDS 21

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be classified as liquid by the Investment Adviser (as defined in Note 4) under the Funds’ liquidity risk management program, as approved by the Board of Trustees (the “Board”). Therefore, not all restricted securities are considered illiquid. To the extent that a Fund purchases securities that are restricted as to resale or for which current market quotations are not available, such securities will be valued based upon all relevant factors as outlined in Securities and Exchange Commission Financial Reporting Release No. 1. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Frontier Markets Fund.

Participation Notes and Participatory Notes:

The Frontier Markets Fund may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instruments at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of the Frontier Markets Fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects the Frontier Markets Fund to counterparty risk (and this risk may be amplified if the Frontier Markets Fund purchases P-notes from only a small number of issuers).

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared and distributed semiannually for the Feeder Funds and annually for the Frontier Markets Fund.

Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

22 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Exchange traded, domestic equity securities are valued at the last sale price on a national securities exchange (except the NASDAQ Stock Market), or in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price on the date of valuation. Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded, foreign equity securities are valued in the appropriate currency on the last quoted sale price, or in the absence of recorded sales, at the readily available closing bid price on such exchange. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. These securities are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchange traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. The time value of the warrants may also be considered by the Investment Adviser, as defined below. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used then would be categorized as Level 2 in the fair value hierarchy.

P-notes are valued by taking the last sales price of the underlying security on its primary exchange. In the absence of a recorded sale on the underlying security the readily available closing bid price on such exchange will be used. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. All local prices will be converted to U.S. dollars using the foreign currency exchange rate as of the close of regular trading on the New York Stock Exchange. These instruments are typically categorized as Level 2 in the fair value hierarchy.

Investments in other mutual funds are valued at their NAVs, as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations or an independent pricing service evaluation are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

HSBC FAMILY OF FUNDS 23

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ NAV is calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When a Fund uses such a valuation model, the value assigned to the Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Funds to a significant extent.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Feeder Funds record their investments in the Portfolio at fair value, which represents their proportionate ownership of the value of the Portfolios’ net assets. These investments are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as discussed more fully in the Notes to Financial Statements of the Portfolio included elsewhere in this report.

The following is a summary of the valuation inputs used as of October 31, 2019 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of country descriptions is disclosed in the Schedule of Portfolio Investments for each Fund:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)		Total ($)
HSBC Opportunity Fund
Investment Securities:
Affiliated Portfolio (a)	—	8,567,015	—		8,567,015
Total Investment Securities	—	8,567,015	—		8,567,015

HSBC Opportunity Fund (Class I)
Investment Securities:
Affiliated Portfolio (a)	—	115,965,555	—		115,965,555
Total Investment Securities	—	115,965,555	—		115,965,555

HSBC Frontier Markets Fund
Investment Securities:
Common Stocks
Food Products	506,432	—	—	(b)	506,432
Other Common Stocks	6,935,003	—	—		6,935,003
Participatory Notes	—	122,289	—		122,289
Right	—	4,687	—		4,687
Total Investment Securities	7,441,435	126,976	—		7,568,411
____________________

(a)

Investments in the Affiliated Portfolio represent ownership interests in the Portfolio. Due to the Funds’ master-feeder structure, the inputs used to value these instruments are categorized as Level 2.

(b)	Security valued at $0 and categorized as Level 3.

The Frontiers Markets Fund holds a level 3 investment at period end which had halted trading since February 21, 2018. Management valued at $0 at period end to reflect the lack of marketability and negative company guidance. Significant changes in any unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

24 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Frontier Markets Fund and the Portfolio pursuant to an Investment Advisory Contract. As Investment Adviser, HSBC manages the investments of the Frontier Markets Fund and the Portfolio and continuously reviews, supervises, and administers the Frontier Markets Fund and the Portfolios’ investments. The Opportunity Fund and Opportunity Fund (Class I) are not directly charged any investment management fees. For its services in this capacity, HSBC receives a fee from the Frontier Markets Fund accrued daily and paid monthly, based on the average daily net assets of the Frontier Markets Fund, at an annual rate of 1.25%.

HSBC Global Asset Management (UK) Limited (“AMEU”) acts as sub-adviser to the Frontier Markets Fund. AMEU receives a fee, accrued daily and paid monthly, based on average daily net assets of the Frontier Markets Fund at an annual rate of 0.625% from the fees paid to the Investment Adviser.

During the year ended October 31, 2019, AMEU voluntarily made a payment of $23,046 to the Frontier Markets Fund relating to a trade operations event as reflected on the Statements of Changes in Net Assets as “Change in net assets resulting from payments from affiliate”.

HSBC also provides support services to the Frontier Markets Fund pursuant to a Support Services Agreement in connection with the operation of certain classes of shares of the Frontier Markets Fund. For its services in this capacity, HSBC is entitled to a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares of the Frontier Markets Fund at an annual rate of 0.10%. HSBC is not entitled to a support services fee for Class I Shares.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Funds (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust. For the year ended October 31, 2019, the effective annualized rate was 0.038%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one fund invests some or all of its assets in another fund. For assets invested in the Portfolio by the Feeder Funds, the Portfolio pays half of the administration fee and the Feeder Funds pay half, for a combination of the total fee rate set forth above.

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

HSBC FAMILY OF FUNDS	25

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $313,915 for the year ended October 31, 2019, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for each Fund under the Services Agreement. As fund accountant, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursements of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside”) serves the Trust as Distributor (the “Distributor”). The Trust, on behalf of the Feeder Funds and Frontier Markets Fund has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25% and 1.00% of the average daily net assets of Class A Shares (currently not being charged) and Class C Shares (currently charging 0.75%) of the applicable funds, respectively. For the year ended October 31, 2019, Foreside, as Distributor, received $859 in commissions from sales of the Trust.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares and Class C Shares of the applicable funds. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed in the aggregate 0.50% annually of the average daily net assets of Class A Shares, and 1.00% of the average daily net assets of Class C Shares.

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

DST Asset Manager Solutions, Inc. (“DST”) provides transfer agency services for each Fund. As transfer agent, DST receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Other:

The Funds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative Services.”

The Funds may use related party broker-dealers. For the year ended October 31, 2019, there were no brokerage commissions paid to broker-dealers affiliated with the Adviser.

26	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2020 the total annual expenses of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributable to the Funds’ investments in investment companies. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual Expense
Fund	Class	Limitations (%)
Opportunity Fund	A	1.65
Opportunity Fund	C	2.40
Opportunity Fund (Class I)	I	1.10
Frontier Markets Fund	A	1.85
Frontier Markets Fund	I	1.50

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the year ended October 31, 2019, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements.

As of October 31, 2019, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
Fund	2022 ($)	2021 ($)	2020 ($)	Total ($)
Opportunity Fund	378,659	390,697	131,244	900,600
Opportunity Fund (Class I)	432,989	414,357	28,269	875,615
Frontier Markets Fund	621,906	878,299	449,360	1,949,565

Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/ reimbursed by the Investment Adviser, Administrator and Citi as Sub-Administrator are reported separately on the Statements of Operations, as applicable.

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the year ended October 31, 2019 were as follows:

	Purchases ($)	Sales ($)
Opportunity Fund	—	—
Opportunity Fund (Class I)	—	—
Frontier Markets Fund	5,428,204	12,359,805

HSBC FAMILY OF FUNDS	27

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

6. Affiliated Investment Transactions:

A summary of each Fund’s investment in the affiliated funds for the year ended October 31, 2019 is as follows:

				Net	Change in
				Realized	Unrealized		Net
	Value			Gains/	Appreciation/	Value	Income/
	10/31/2018	Contributions	Withdrawals	(Losses)	Depreciation	10/31/2019	(Loss)
	($)	($)	($)	($)	($)	($)	($)
Opportunity Fund
Opportunity Portfolio	9,507,807	759,529	(2,499,118)	606,415	221,317	8,567,015	(28,935)
Total	9,507,807	759,529	(2,499,118)	606,415	221,317	8,567,015	(28,935)

Opportunity Fund (Class I)
Opportunity Portfolio	136,677,586	8,152,868	(39,957,323)	7,603,036	3,890,823	115,965,555	(401,435)
Total	136,677,586	8,152,868	(39,957,323)	7,603,036	3,890,823	115,965,555	(401,435)

7. Investment Risks:

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect a Fund’s performance. A Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade and the relatively new and unsettled securities laws in many frontier market countries.

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or sector of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

28	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

8. Federal Income Tax Information:

At October 31, 2019, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Opportunity Fund	7,788,949	778,066	—	778,066
Opportunity Fund (Class I)	104,362,148	11,603,407	—	11,603,407
Frontier Markets Fund	8,510,485	559,116	(1,501,190)	(942,074)
____________________

*	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2019, was as follows:

	Distributions paid from
				Total
	Ordinary	Net Long-Term	Total Taxable	Distributions
	Income ($)	Capital Gains ($)	Distributions ($)	Paid ($)(1)
Opportunity Fund	214,462	1,365,487	1,579,949	1,579,949
Opportunity Fund (Class I)	3,258,352	17,935,578	21,193,930	21,193,930
Frontier Markets Fund	216,529	—	216,529	216,529
____________________

(1)	Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2018, was as follows:

	Distributions paid from
				Total
	Ordinary	Net Long Term	Total Taxable	Distributions
	Income ($)	Capital Gains ($)	Distributions ($)	Paid ($)(1)
Opportunity Fund	468,858	657,833	1,126,691	1,126,691
Opportunity Fund (Class I)	8,359,597	9,280,015	17,639,612	17,639,612
Frontier Markets Fund	390,194	—	390,194	390,194
____________________

(1)	Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2019, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

		Undistributed		Accumulated	Unrealized	Total
	Undistributed	Long-Term		Capital	Appreciation/	Accumulated
	Ordinary	Capital	Accumulated	and Other	(Depreciation)	Earnings/
	Income ($)	Gains ($)	Earnings ($)	Losses ($)	($)(1)	(Deficit) ($)
Opportunity Fund	—	649,267	649,267	(69,442)	778,066	1,357,891
Opportunity Fund (Class I)	—	8,206,437	8,206,437	(440,146)	11,603,407	19,369,698
Frontier Markets Fund	168,492	—	168,492	(26,387,222)	(942,271)	(27,161,001)
____________________

(1)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales and the return of capital adjustments from real estate investment trusts.

HSBC FAMILY OF FUNDS	29

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

As of the tax year ended October 31, 2019, the Frontier Markets Fund has net capital loss carryforwards (CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

	Short Term	Long Term
	Amount ($)	Amount ($)	Total ($)
Frontier Markets Fund	8,391,064	17,996,158	26,387,222

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the tax year ended October 31, 2019, the Funds deferred losses as follows:

Late Year
Ordinary
Losses ($)
Opportunity Fund	69,442
Opportunity Fund (Class I)	440,146

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

	Accumulated Net
	Investment Income/
	(Distributions
	in Excess of Net	Accumulated	Paid-In
	Investment Income)	Net Realized	Capital
	($)*	Gains/(Losses) ($)*	($)
Opportunity Fund	4,024	—	(4,024)
Opportunity Fund (Class I)	—	(1)	1
Frontier Markets Fund	(16,101)	16,100	1
____________________

*	These components of capital are presented together as “Total distributable earnings/(loss)” on the Statements of Assets and Liabilities.

The reclassifications for the Funds relate primarily to net operating losses and treatment of gains and losses relating to foreign currency transactions.

30 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

9. Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

	Number of shareholders
	with ownership of		Number of shareholders
	voting securities of the		with ownership of
	Portfolio greater than		voting securities of the	% owned in
	10% and less than 25%	% owned in	Portfolio greater than 25%	aggregate by
	of the total Portfolio’s	aggregate	of the total Portfolio’s	greater than
	outstanding voting	by 10% - 25%	outstanding voting	25%
Fund	securities	shareholders	securities	shareholders
Opportunity Fund	—	—	1	68%
Opportunity Fund (Class I)	4	76%	—	—
Frontier Markets Fund	—	—	1	70%

10. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of October 31, 2019.

HSBC FAMILY OF FUNDS 31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of HSBC Funds and Shareholders of HSBC Frontier Markets Fund, HSBC Opportunity Fund and HSBC Opportunity Fund (Class I)

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of HSBC Frontier Markets Fund, HSBC Opportunity Fund and HSBC Opportunity Fund (Class I) (three of the funds constituting HSBC Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019 and each of the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

32	HSBC FAMILY OF FUNDS

Report of Independent Registered Public Accounting Firm (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 20, 2019

We have served as the auditor of one or more investment companies in the HSBC Funds since 2015.

HSBC FAMILY OF FUNDS	33

HSBC FAMILY OF FUNDS
Other Federal Income Tax Information—as of October 31, 2019 (Unaudited)

During the year ended October 31, 2019, the following Funds declared capital gain distributions:

	Short Term	Long Term
	Capital Gain	Capital Gain
	Distributions ($)	Distributions ($)
Opportunity Fund	214,462	1,365,487
Opportunity Fund (Class I)	3,258,352	17,935,578

For the year ended October 31, 2019, the following percentages of the total ordinary income dividends paid by the Funds qualify for the corporate dividends received deduction available to corporate shareholders:

Dividends
Received
Deduction (%)
Opportunity Fund	26.77%
Opportunity Fund (Class I)	24.08%

For the year ended October 31, 2019, dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2019 Form 1099-DIV:

Qualified
Dividend
Income %
Opportunity Fund	30.19%
Opportunity Fund (Class I)	27.16%
Frontier Markets Fund	98.96%

The following Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on October 31, 2019 are as follows:

	Foreign	Foreign Tax
	Source Income	Expense Per
	Per Share ($)	Share ($)
Frontier Markets Fund	0.63	0.03

The pass-through of this foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2019. These shareholders will receive more detailed information along with their 2019 Form 1099-DIV.

34	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of October 31, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare the cost with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning May 1, 2019 and held through the period ended October 31, 2019.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended October 31, 2019.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Annualized	Beginning	Ending	Expenses	Ending	Expenses
	Expense Ratio	Account Value	Account Value	Paid During	Account Value	Paid During
	During Period	5/1/19	10/31/19	Period*	10/31/19	Period*
Opportunity Fund - Class A	1.55%	$1,000.00	$985.40	$7.76	$1,017.39	$7.88
Opportunity Fund - Class C	2.30%	1,000.00	981.80	11.49	1,013.61	11.67
Opportunity Fund - Class I	1.10%	1,000.00	987.60	5.51	1,019.66	5.60
Frontier Markets
Fund - Class A	1.85%	1,000.00	970.10	9.19	1,015.88	9.40
Frontier Markets
Fund - Class I	1.50%	1,000.00	972.50	7.46	1,017.64	7.63
____________________

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HSBC FAMILY OF FUNDS 35

Portfolio Reviews
Portfolio Composition*
October 31, 2019 (Unaudited)

HSBC Opportunity Portfolio
Percentage of
Investment Allocation	Investments at Value (%)
Software	13.9
Biotechnology	7.1
Machinery	6.0
Equity Real Estate Investment Trusts	5.7
IT Services	5.1
Life Sciences Tools & Services	5.0
Health Care Equipment & Supplies	4.8
Chemicals	3.9
Pharmaceuticals	3.8
Oil, Gas & Consumable Fuels	3.6
Insurance	3.3
Semiconductors & Semiconductor Equipment	3.0
Specialty Retail	3.0
Road & Rail	3.0
Household Durables	2.9
Hotels, Restaurants & Leisure	2.8
Aerospace & Defense	2.6
Professional Services	2.6
Capital Markets	2.6
Building Products	2.0
Entertainment	2.0
Health Care Providers & Services	1.9
Thrifts & Mortgage Finance	1.8
Food & Staples Retailing	1.3
Technology Hardware, Storage & Peripherals	1.3
Communications Equipment	1.2
Investment Companies	1.1
Construction Materials	1.1
Banks	1.0
Diversified Consumer Services	0.6
Total	100.0
____________________

*	Portfolio composition is subject to change.

36 HSBC FAMILY OF FUNDS

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of October 31, 2019

Common Stocks — 98.9%

	Shares	Value ($)
Aerospace & Defense — 2.6%
Teledyne Technologies, Inc.(a)	9,790	3,226,784
Banks — 1.0%
KeyCorp	68,220	1,225,913
Biotechnology — 7.1%
Acceleron Pharma, Inc.(a)	39,890	1,789,864
Alnylam Pharmaceuticals, Inc.(a)	20,590	1,785,977
Blueprint Medicines Corp.(a)	26,563	1,828,597
Rocket Pharmaceuticals, Inc.(a)	51,560	749,682
Sage Therapeutics, Inc.(a)	8,770	1,189,651
Sarepta Therapeutics, Inc.(a)	18,870	1,567,342
		8,911,113
Building Products — 2.0%
Trex Co., Inc.(a)	28,410	2,496,955
Capital Markets — 2.6%
Apollo Global Management, Inc.	30,970	1,274,725
LPL Financial Holdings, Inc.	23,640	1,911,058
		3,185,783
Chemicals — 4.0%
FMC Corp.	21,090	1,929,735
Orion Engineered Carbons SA	74,370	1,231,567
W.R. Grace & Co.	26,515	1,761,922
		4,923,224
Communications Equipment — 1.2%
Lumentum Holdings, Inc.(a)	23,240	1,456,218
Construction Materials — 1.1%
Summit Materials, Inc., Class A(a)	58,851	1,349,453
Diversified Consumer Services — 0.6%
Grand Canyon Education, Inc.(a)	8,590	789,936
Entertainment — 2.0%
Madison Square Garden Co., Class A(a)	6,483	1,730,442
World Wrestling Entertainment, Inc.	13,340	747,574
		2,478,016
Equity Real Estate Investment Trusts — 5.7%
Brixmor Property Group, Inc.	88,690	1,952,954
QTS Realty Trust, Inc.	50,210	2,690,753
Sun Communities, Inc.	14,810	2,408,847
		7,052,554
Food & Staples Retailing — 1.4%
Performance Food Group Co.(a)	39,460	1,681,391
Health Care Equipment & Supplies — 4.7%
DexCom, Inc.(a)	14,840	2,288,922
Haemonetics Corp.(a)	16,470	1,988,423
STERIS plc	12,005	1,699,548
		5,976,893
Health Care Providers & Services — 1.9%
Quest Diagnostics, Inc.	23,270	2,356,088
Hotels, Restaurants & Leisure — 2.8%
Eldorado Resorts, Inc.(a)	41,000	1,835,570
Papa John's International Inc.	27,700	1,621,835
		3,457,405
Household Durables — 2.9%
KB Home	33,950	1,211,676
TopBuild Corp.(a)	22,660	2,355,053
		3,566,729
Insurance — 3.3%
Arthur J. Gallagher & Co.	30,740	2,804,103
Fidelity National Financial, Inc.	27,850	1,276,644
		4,080,747
IT Services — 5.1%
Black Knight, Inc.(a)	45,250	2,905,051
Twilio, Inc.(a)	11,940	1,152,926
WEX, Inc.(a)	8,895	1,682,756
WNS Holdings, Ltd., ADR(a)	9,130	564,599
		6,305,332
Life Sciences Tools & Services — 5.0%
BIO-RAD Laboratories, Inc., Class A(a)	8,960	2,971,315
Charles River Laboratories International, Inc.(a)	13,110	1,704,038
Mettler-Toledo International, Inc.(a)	2,213	1,560,032
		6,235,385
Machinery — 5.9%
Flowserve Corp.	33,380	1,630,279
Lincoln Electric Holdings, Inc.	21,580	1,932,921
Meritor, Inc.(a)	72,120	1,588,804
Woodward, Inc.	21,580	2,301,722
		7,453,726
Oil, Gas & Consumable Fuels — 3.6%
Diamondback Energy, Inc.	21,360	1,831,834
PBF Energy, Inc.	56,890	1,836,409
WPX Energy, Inc.(a)	84,250	840,815
		4,509,058
Pharmaceuticals — 3.8%
The Medicines Co.(a)	89,460	4,695,755
Professional Services — 2.6%
CoStar Group, Inc.(a)	2,468	1,356,215
Transunion	22,560	1,863,908
		3,220,123
Road & Rail — 3.0%
J. B. Hunt Transportation Services, Inc.	21,535	2,531,654
Old Dominion Freight Line, Inc.	6,660	1,212,653
		3,744,307
Semiconductors & Semiconductor Equipment — 3.0%
Entegris, Inc.	34,320	1,647,360
On Semiconductor Corp.(a)	103,950	2,120,580
		3,767,940
Software — 13.9%
8x8, Inc.(a)	86,350	1,668,282
Ceridian HCM Holding, Inc.(a)	31,640	1,526,630
Envestnet, Inc.(a)	13,940	871,111

See notes to financial statements.	HSBC FAMILY OF FUNDS 37

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

Common Stocks, continued

	Shares	Value ($)
Software, continued
Fair Isaac Corp.(a)	6,185	1,880,487
Fortinet, Inc.(a)	25,670	2,093,645
Guidewire Software, Inc.(a)	24,290	2,738,455
HubSpot, Inc.(a)	13,818	2,143,172
RealPage, Inc.(a)	42,200	2,555,210
Splunk, Inc.(a)	16,715	2,005,131
		17,482,123
Specialty Retail — 3.0%
Burlington Stores, Inc.(a)	9,230	1,773,729
Five Below, Inc.(a)	15,760	1,971,734
		3,745,463
Technology Hardware, Storage & Peripherals — 1.3%
Pure Storage, Inc., Class A(a)	84,070	1,636,002
Thrifts & Mortgage Finance — 1.8%
Essent Group, Ltd.	43,040	2,241,954
TOTAL COMMON STOCKS
(COST $110,099,123)		123,252,370

Investment Company — 1.2%

Northern Institutional Government
Select Portfolio, Institutional Shares,
2.28%(b)	1,433,546	1,433,546
TOTAL INVESTMENT COMPANY
(Cost $1,433,546)		1,433,546
TOTAL INVESTMENTS
IN SECURITIES
(Cost $111,532,669) — 100.1%		124,685,916
Other Assets (Liabilities) - (0.1)%		(153,346)
NET ASSETS — 100%		$124,532,570
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one day yield that was in effect on October 31, 2019.
ADR - American Depositary Receipt

38 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statement of Assets and Liabilities—as of October 31, 2019

HSBC
Opportunity
Portfolio
Assets:
Investment in securities, at value	$124,685,916
Dividends receivable	6,057
Receivable for investments sold	622,349
Prepaid expenses	771
Total Assets	125,315,093

Liabilities:
Payable for investments purchased	634,960
Accrued expenses and other liabilities:
Investment Management	26,175
Sub-Advisory	57,582
Administration	2,029
Accounting	5,799
Custodian	5,244
Printing	2,264
Professional	39,742
Trustee	1,502
Other	7,226
Total Liabilities	782,523

Net Assets Applicable to investors’ beneficial interest	$124,532,570
Investments in securities, at cost	$111,532,669

See notes to financial statements.	HSBC FAMILY OF FUNDS 39

HSBC FAMILY OF FUNDS

Statement of Operations—For the year ended October 31, 2019

HSBC
Opportunity
Portfolio
Investment Income:
Dividends	$1,050,847
Foreign tax withholding	(7,952)
Total Investment Income	1,042,895

Expenses:
Investment Management Fees	344,638
Sub-Advisory Fees	758,205
Administration	26,423
Accounting	55,350
Compliance Services	31,392
Custodian	32,094
Printing	1,322
Professional	116,930
Trustee	81,002
Other	25,909
Total Expenses	1,473,265

Net Investment Income/(Loss)	$(430,370)

Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment securities	8,207,363
Change in unrealized appreciation/depreciation on investment securities	4,114,230

Net realized/unrealized gains/(losses) on investments	12,321,593
Change in Net Assets Resulting from Operations	$11,891,223

40 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC Opportunity Portfolio
	For the	For the
	year ended	year ended
	October 31, 2019	October 31, 2018
Investment Activities:
Operations:
Net investment income/(loss)	$(430,370)	$(527,575)
Net realized gains/(losses) from investments	8,207,363	24,051,438
Change in unrealized appreciation/depreciation on investments	4,114,230	(13,845,082)
Change in net assets resulting from operations	11,891,223	9,678,781
Proceeds from contributions	8,912,396	19,843,046
Value of withdrawals	(42,456,442)	(21,193,603)
Change in net assets resulting from transactions in investors’ beneficial interest	(33,544,046)	(1,350,557)
Change in net assets	(21,652,823)	8,328,224

Net Assets:
Beginning of period	146,185,393	137,857,169
End of period	$124,532,570	$146,185,393

See notes to financial statements.	HSBC FAMILY OF FUNDS	41

HSBC OPPORTUNITY PORTFOLIO
Financial Highlights

		Ratios/Supplementary Data
				Ratio of Net
				Investment
			Ratio of Net	Income/
		Net Assets at	Expenses to	(Loss) to
	Total	End of Period	Average Net	Average Net	Portfolio
	Return	(000’s)	Assets	Assets	Turnover
HSBC OPPORTUNITY PORTFOLIO
Year Ended October 31, 2019	9.31%	$124,533	1.07%	(0.31)%	81%
Year Ended October 31, 2018	6.99%	146,185	1.04%	(0.34)%	77%
Year Ended October 31, 2017	29.79%	137,857	0.91%	(0.15)%	80%
Year Ended October 31, 2016	(3.14)%	151,228	0.89%	(0.01)%	96%
Year Ended October 31, 2015	(1.57)%	237,595	0.88%	(0.19)%	63%

42 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of October 31, 2019, the Trust is composed of 8 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the HSBC Opportunity Portfolio (the “Portfolio”):

The Portfolio operates as a master fund in a master-feeder arrangement, in which the two feeder funds invest all or part of their investable assets in the Portfolio. The Agreement and Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolio.

The Portfolio is a diversified series of the Trust. Financial statements for all other funds of the Trust are published separately.

The following represents each feeder fund’s proportionate ownership interest in the Portfolio:

Proportionate
Ownership
Interest on
Feeder Fund	October 31, 2019 (%)
Opportunity Fund	6.9
Opportunity Fund (Class I)	93.1

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolio. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust believes the risk of loss to be remote.

The Portfolio is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Portfolio records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received.

HSBC FAMILY OF FUNDS 43

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

The Portfolio makes an allocation of its investment income, expenses and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio on the date of such accrual or gain/loss.

Restricted Securities and Illiquid Investments:

The Portfolio may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be classified as liquid by the Investment Adviser (as defined in Note 4) under the Portfolio’s liquidity risk management program, as approved by the Board. Therefore, not all restricted securities are considered illiquid. To the extent that the Portfolio purchases securities that are restricted as to resale or for which current market quotations are not available, such securities will be valued based upon all relevant factors as outlined in SEC Financial Reporting Release No. 1. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Portfolio. As of October 31, 2019, there were no restricted securities held by the Portfolio.

Allocations:

Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses not directly attributable to the Portfolio are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis.

Federal Income Taxes:

The Portfolio is treated as a partnership for U.S. federal income tax purposes. Accordingly, the Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, feeder funds are allocated for tax purposes their respective share of the Portfolio’s ordinary income and realized gains or losses. It is intended that the Portfolio will continue to be managed in such a way that its feeder funds will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies.

Management of the Portfolio has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3. Investment Valuation Summary

The valuation techniques employed by the Portfolio, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Portfolio’s investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

44 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

Exchange traded domestic equity securities are valued at the last sale price on a national securities exchange (except the NASDAQ Stock Market), or in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price on the date of valuation. Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Investments in other mutual funds are valued at their net asset values (“NAVs”), as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations or an independent pricing service evaluation are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by the Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

As of October 31, 2019, all investments were categorized as Level 1 in the fair value hierarchy. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Portfolio. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolio’s investments pursuant to an Investment Advisory Contract. Westfield Capital Management Company, L.P. (“Westfield”) serves as subadviser for the Portfolio and is paid for its services directly by the Portfolio.

For their services, the Investment Adviser and Westfield receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Portfolio’s average daily net assets. Currently, the Investment Adviser’s contractual fee is 0.25% and Westfield’s contractual fee is 0.55%.

Administration, Fund Accounting and Other Services:

HSBC also serves the Portfolio as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Portfolio (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

HSBC FAMILY OF FUNDS	45

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust, however, the assets of the funds of the HSBC Funds that invest in the Portfolio are not double-counted. For the year ended October 31, 2019, the effective annualized rate was 0.038%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust. For assets invested in the Portfolio by the HSBC Funds, the Portfolio pays half of the administration fee and the feeder funds pay half of the administration fee, for a combination of the total fee rate set forth above.

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $313,915 for the year ended October 31, 2019, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by the Portfolio are reflected on the Statement of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for the Portfolio under the Services Agreement. For its services to the Portfolio, Citi receives an annual fee per portfolio, subject to certain minimums and reimbursement of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statement of Operations.

Other:

The Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser. For the year ended October 31, 2019, the Portfolio did not purchase any such securities.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Portfolio invest.

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the year ended October 31, 2019 were as follows:

	Purchases ($)	Sales ($)
Opportunity Portfolio	109,887,876	141,731,667

46	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

6. Investment Risks:

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Portfolio’s performance. The Portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Market Risk: The value of the Portfolio’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or sector of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Portfolio’s investments in a different country or geographic region.

7. Federal Income Tax Information:

At October 31, 2019, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Opportunity Portfolio	112,578,611	19,473,578	(7,366,273)	12,107,305
____________________

*	The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

8. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of October 31, 2019.

HSBC FAMILY OF FUNDS	47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of HSBC Funds and Shareholders of
HSBC Opportunity Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of HSBC Opportunity Portfolio (one of the funds constituting HSBC Funds, hereafter referred to as the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

48	HSBC FAMILY OF FUNDS

Report of Independent Registered Public Accounting Firm (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 20, 2019

We have served as the auditor of one or more investment companies in the HSBC Funds since 2015.

HSBC FAMILY OF FUNDS	49

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of October 31, 2019 (Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning May 1, 2019 and held through the period ended October 31, 2019.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended October 31, 2019.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
			Actual		(5% return before expenses)
	Annualized	Beginning	Ending	Expenses	Ending	Expenses
	Expense Ratio	Account Value	Account Value	Paid During	Account Value	Paid During
	During Period	5/1/19	10/31/19	Period*	10/31/19	Period*
Opportunity Portfolio	1.03%	$1,000.00	988.50	5.16	$1,020.01	$5.24
____________________

*	Expenses are equal to the average account value over the period multiplied by the Portfolio’s annualized expense ratio, multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

50 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Board of Trustees and Officers (Unaudited)

MANAGEMENT OF THE TRUST

The following table contains information regarding the HSBC Family of Funds’ Board of Trustees (“Trustees”). The HSBC Family of Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling (888) 525-5757.

				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name,	Held	and Length of	Principal Occupation(s)	Overseen	Held by Trustee
Address, Age	with Funds	Time Served	During Past 5 Years	By Trustee*	During Past 5 Years**
NON-INTERESTED
TRUSTEES

MARCIA L. BECK P.O. Box 182845 Columbus, OH 43218-3035 Age: 64	Trustee	Indefinite; 2008 to present	Private Investor (1999 – present)	8	None

SUSAN C. GAUSE P.O. Box 182845 Columbus, OH 43218-3035 Age: 67	Trustee	Indefinite; 2013 to present	Private Investor (2003 - present)	8	Metropolitan Series Fund (2012 – present); and Met Investors Series Trust (2008 – present)

SUSAN S. HUANG P.O. Box 182845 Columbus, OH 43218-3035 Age: 65	Trustee	Indefinite; 2008 to present	Private Investor (2000 - present)	8	None

THOMAS F. ROBARDS P.O. Box 182845 Columbus, OH 43218-3035 Age: 73	Chairman and Trustee	Indefinite; 2005 to present	Private Investor (2003 - present)	8	Ellington Residential
Mortgage REIT (NYSE
listed real estate
investment trust)
(2013 – present);
Ellington Financial Inc.
(NYSE listed financial
services company)
(2007 – present);
and Overseas
Shipholding Group
(OSG) (NYSE listed
					company) (2005-2014)

INTERESTED TRUSTEE

DEBORAH A. HAZELL*** 452 Fifth Avenue New York NY 10018 Age: 56	Trustee	Indefinite; 2011 to present	Director and Chief Executive Officer, HSBC Global Asset Management (USA) Inc. (2011 - present)	8	None
____________________

*	Includes all series of the HSBC Funds.
**	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.
***	Ms. Hazell is considered to be an “Interested Trustee” because she holds positions with HSBC Global Asset Management (USA) Inc.

HSBC FAMILY OF FUNDS 51

HSBC FAMILY OF FUNDS
Board of Trustees and Officers (Unaudited) (continued)

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address, Age	Held Funds	Length of Time Served	During Past 5 Years
OFFICERS

RICHARD A. FABIETTI 452 Fifth Avenue New York, NY 10018 Age: 61	President	One year; 2004 to present	Senior Vice President, HSBC Global Asset Management (USA) Inc. (1998 - present)

JAMES D. LEVY 452 Fifth Avenue New York, NY 10018 Age: 56	Vice President	One year; 2014 to present	Vice President, Product Management, HSBC Global Asset Management (USA) Inc. (2014 – present); Vice President, Mutual Funds Product Development, GE Asset Management Inc. (2007 – 2014)

LAUREN STUNTEBECK 4400 Easton Commons, Suite 200 Columbus, OH 43219-3035 Age: 32	Treasurer	One year; 2019 to present	Vice President, Financial Administration, Citi Fund Services (2019 - present); Senior Manager, Audit, KPMG LLP (2016-2019); Manager, Audit, KPMG LLP (2014-2016)

IOANNIS TZOUGANATOS* Prudential Center 800 Boylston Street, 24th Floor Boston, MA 02199 Age: 43	Secretary	One year; 2015 to present	Vice President, Regulatory Administration, Citi Fund Services (2008 - present)

CHARLES BOOTH* 4400 Easton Commons, Suite 200 Columbus, OH 43219-3035 Age: 59	Chief Compliance Officer	One year; 2015 to present	Director and Compliance Officer, CCO Services, Citi Fund Services (1988 - present)

JAMES M. CURTIS 452 Fifth Avenue New York, NY 10018 Age: 51	Chief Legal Officer	One year; 2018 to present	Associate General Counsel, HSBC Securities (USA) Inc. (2005-2017); Associate General Counsel, HSBC Technology & Services (USA) Inc. (2018-present)
____________________

*	Mr. Tzouganatos and Mr. Booth also are officers of other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

52 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS 53

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISER

HSBC Opportunity Portfolio
Westfield Capital Management Company, L.P.
One Financial Center
Boston, MA 02111

HSBC Frontier Markets Fund
HSBC Global Asset Management (UK) Limited 78 St. James
Street London, United Kingdom, SW1A 1EJ

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183

TRANSFER AGENT

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-AR-EQF-1219	12/19

HSBC Funds

Annual Report
October 31, 2019

FIXED INCOME FUNDS	Class A	Class I
HSBC High Yield Fund (formerly the HSBC Global High Yield Bond Fund)	HBYAX	HBYIX
HSBC Strategic Income Fund (formerly the HSBC Global High Income Bond Fund)	HBIAX	HBIIX

HSBC Family of Funds
Annual Report - October 31, 2019

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	8

Schedules of Portfolio Investments

HSBC High Yield Fund	9
HSBC Strategic Income Fund	17
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	29
Financial Highlights	31
Notes to Financial Statements	33
Report of Independent Registered Public Accounting Firm	51
Other Federal Income Tax Information	53
Table of Shareholder Expenses	54
Board of Trustees and Officers	55
Other Information	57

Glossary of Terms

Bloomberg Barclays Global Aggregate Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg Barclays High Income Bond Composite Index is a customized index that is close to equally weighted across U.S., Euro and EM markets. The Index is comprised of the following indices: Bloomberg Barclays USD Unhedged Emerging Markets Aggregate Index (35%), Bloomberg Barclays U.S. High Yield Ba Index (15%), Bloomberg Barclays U.S. Credit Baa Index (20%), Bloomberg Barclays EuroAgg Corporate Baa USD Hedged Index (15%), and Bloomberg Barclays Pan Euro HY (Euro) BB Rating Only USD Hedged Index (15%).

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

ICE BofA Merrill Lynch BB-B Global High Yield Constrained Index (USD Hedged) is an index that tracks the performance of the United States Dollar, Canadian Dollar, British Pound, and Euro denominated below investment-grade corporate debt publicly issued in the major domestic or Eurobond markets.

ICE BofA Merrill Lynch U.S. High Yield Constrained Index is an index that contains all of the securities in the ICE BofA Merrill Lynch U.S. High Yield Index, but caps issuer exposure at 2%. The ICE BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed markets countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

Purchasing Managers’ Index (“PMI”) is an indicator of the economic health of the manufacturing sector. The PMI is based on five major indicators: new orders, inventory levels, production, supplier deliveries, and the employment environment.

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2 HSBC FAMILY OF FUNDS

Commentary From the Investment Manager (Unaudited)
HSBC Global Asset Management (USA) Inc.

Global Economic Review

The global economy softened during the 12-month period from November 1, 2018 through October 31, 2019. The U.S. Federal Reserve Board (the Fed) moved to protect the U.S. economy from global economic weakness by shifting monetary policy from tightening to easing. Uncertainty stemming from U.S.-China trade conflicts, weakness in the eurozone and a downturn in the manufacturing sector, especially in China, exerted downward pressure on economic growth around the world.

Late in 2018, fears of recession drove steep declines in equity markets. Optimism returned in early 2019 as central banks in China, the U.S. and Europe signaled looser monetary policies. Yet worries about the trade conflict between the U.S. and China and signs of further global economic weakness began to weigh on global equities and investor confidence as the year progressed. In the end, some resilience in the U.S. economy and cautious optimism about the potential for improved international trade relations helped buoy equity markets.

The U.S. economy grew throughout the period, though generally at a slowing rate. Annual GDP1 growth peaked at 3.1% in the first quarter of 2019, rebounding from 2.2% in the fourth quarter of 2018. GDP growth dropped to 1.9% in the second quarter of 2019, and early estimates suggest a similar growth rate in the third quarter. The U.S. unemployment rate fell from an already-low level, ending the period at 3.6%. The solid labor market, low interest rates and strong consumer confidence helped support the U.S. economy. Meanwhile, underlying inflation remained subdued. These positive factors generally outweighed a weak picture for U.S. investments and exports amid slower global growth, trade concerns and elevated political uncertainty.

The U.S. yield curve inverted in August as yields on certain short-term Treasury securities fell below yields on longer-term bonds. An inverted yield curve is widely considered a leading indicator of an economic recession. In reaction to signs that global economic weakness was weighing on U.S. growth, the Fed reduced interest rates three times between July and October, for a total reduction of 75 basis points (0.75%).

Weakening manufacturing data weighed on the eurozone throughout the period. Germany narrowly avoided a technical recession in 2019 due to the manufacturing sector’s extended slump, according to data from the PMI1. A robust labor market continued to support the region’s service sector, however, helping to sustain overall eurozone economic activity throughout the period.

Britain’s attenuated negotiations over Brexit continue to constrain economic performance in the United Kingdom. Businesses have had to contend with a challenging operating environment amid shifting deadlines for an agreement governing the United Kingdom’s exit from the European Union. For example, companies have tended to stockpile goods prior to each proposed deadline, and then subsequently sell down their stockpiles each time the government receives a new extension. The possibility for a wide variety of outcomes, including “no-deal,” “deal” or “no Brexit” scenarios, created (and continues to create) intense uncertainty for businesses and investors. A strong labor market provided a bright spot amid the country’s economic uncertainty.

In Japan, cyclical indicators early in the period fell to their lowest levels since early 2016. Growth remained sluggish through 2019 amid a slowdown in business investment. Meanwhile, softness in global trade—particularly trade with China, a large consumer of many Japanese exports— weighed on the country’s economy.

Emerging market economies remained relatively strong despite heightened geopolitical risks, including lingering trade tensions. Rate cuts from the Fed and looser monetary policy from emerging markets central banks supported these economies. While recent geopolitical instability in Latin America reduced economic growth in that region, the structural characteristics of many other emerging market economies remain strong.

China’s manufacturing exports, domestic orders and industrial profits declined early in the period, as the trade dispute with the U.S. exacerbated the country’s economic downturn. Manufacturing activity picked up briefly in June, but the country’s economic data generally continued to weaken from July through October.

Market review

Global equity markets suffered steep declines late in 2018. Stocks rebounded in early 2019 due in part to easing monetary policy in the U.S. and China, but fell again in May as U.S.-China trade relations deteriorated. Markets continued to rise and fall through the remainder of the period in response to fluctuating trade tensions, mixed economic data and Fed rate cuts. Despite this month-to-month volatility, global equity markets generally delivered positive results for the period.

U.S. stocks ended the period with uneven gains. The Russell 1000® Index1 of large-capitalization U.S. stocks returned 14.15%, while the Russell 2000® Index1 of small-cap stocks produced a 4.91% return.

International equities generally trailed the U.S. stock market. The MSCI EAFE Index1 of developed-market international stocks gained 11.63% (gross of withholding taxes), and the MSCI Emerging Markets Index1 returned 12.29% (gross of withholding taxes).

Global fixed-income markets rallied as looser central bank policies pushed interest rates down and bond prices up. Late in the period, sentiment on U.S.-China trade relations turned cautiously optimistic, easing investor concerns about the global economic outlook and curtailing bond returns. The Bloomberg Barclays Global Aggregate Bond Index1, which tracks the broader global investment-grade fixed income market, posted a 9.54% return for the 12-month period. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index1, which tracks similar bonds in the U.S. market, posted an 11.51% return for the 12-month period.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS 3

Portfolio Reviews (Unaudited)
HSBC High Yield Fund (formerly the HSBC Global High Yield Bond Fund) (Class A Shares and Class I Shares)

by Mary Bowers, Senior Portfolio Manager
Rick Liu, CFA, Senior Portfolio Manager

The HSBC High Yield Fund (the “Fund”) seeks to maximize total return (comprised of capital appreciation and income). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of high-yield securities.

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Fixed income securities are subject to credit and interest rate risk. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. In a declining interest rate environment, the portfolio may generate less income. In a rising interest rate environment, bond prices may fall. Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions. Convertible securities entail risks associated with equity securities (whose value can fluctuate based on changes in a company’s financial condition or overall market conditions); investments in convertible securities are also subject to the risks associated with fixed-income securities. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. The risks of investing in emerging markets countries are greater than the risks generally associated with foreign investments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Loan-related investments are subject to various risks, including credit risk, the risk that the receipt of proceeds may be delayed, and the risk that the investment is or may become illiquid or that the collateral securing the loan may decline in value.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the year ended October 31, 2019, the Fund returned 7.59% (without sales charge) for the Class A Shares and 8.03% for the Class I Shares. That compared to a 8.32% total return for the Fund’s benchmark, the ICE BofA Merrill Lynch U.S. High Yield Constrained Index1, for the same period.

Portfolio Performance

On April 1, 2019, the Fund changed its name, benchmark and investment strategy. The Fund’s new benchmark, the ICE BofA Merrill Lynch US High Yield Constrained Index1, reflects a shift in focus from a global high-yield bond portfolio to a U.S.-focused high-yield bond portfolio targeting consistent monthly income. The Fund retains the ability to invest internationally with the option to tactically allocate up to 30% of its total assets in non-US bonds. It can also invest in loans and asset-backed securities.†

Investor sentiment was negative in the final months of 2018 amid falling oil prices, renewed concerns over trade issues and slowing growth. Market volatility increased, as did fears of a recession, causing investors to sell their riskier assets for safer ones globally. Then, at the beginning of 2019, markets rallied when the Federal Reserve Board indicated a more patient stance toward interest rate hikes causing fears of a recession to fade. As a result, credit markets had a strong start to the year, and spreads for both high-yield and investment-grade bonds tightened over the first quarter. In May and again in early August, however, concerns over the U.S. trade dispute with China resurfaced, causing additional sell-offs of riskier assets, but not enough to erase the strong gains in credit markets from the first quarter.

During the 12-month period ended October 31, 2019, U.S. Treasury yields fell across the curve, which drove up prices and added to the Fund’s absolute returns. The 10-year Treasury ended the period at 1.69%, falling from a high of 3.23% on November 8, 2018. U.S. high-yield credit spreads widened 34 basis points (0.34%), ending at 415 basis points (4.15%), which weighed on the Fund’s returns as prices fell.

The Fund underperformed its previous benchmark (the ICE BofA Merrill Lynch BB-B Global High Yield Constrained Index (USD, Hedged)) between October 31, 2018 and March 31, 2019 mainly due to an underweight allocation to duration as 10-year U.S. Treasury rates fell. Regional allocation also detracted from performance, as the Fund was underweight emerging markets, which was the best performing segment.†

For the period between April 1, 2019 and October 31, 2019, the Class A Shares (without sales charge) produced a 4.05% total return, which outperformed the 2.63% total return of the Fund’s new index, driven by underweight allocations to the underperforming retail and energy sectors, as well as an underweight allocation to CCC rated bonds, the worst performing segment over the period.†

The Fund maintained some exposure to derivatives during the 12-month period under review, namely U.S. Treasury futures for duration management, credit default swaps for credit exposure management, and currency forwards to hedge non-USD exposure. The derivative exposure was for hedging and efficient portfolio management purposes and did not materially impact performance.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC High Yield Fund

The charts above represent a historical since inception performance comparison of a hypothetical investment in the indicated share class versus a similar investment in the Fund’s benchmark and represents the reinvestment of dividends and capital gains in the Fund.

		Average Annual		Expense
Fund Performance		Total Return (%)		Ratio (%)[2]
	Inception	1	Since
As of October 31, 2019*	Date	Year	Inception	Gross	Net
HSBC High Yield Fund Class A1	7/14/15	3.53	3.48	2.60	0.93
HSBC High Yield Fund Class I	7/14/15	8.03	4.78	2.25	0.58
ICE BofA Merrill Lynch U.S. High Yield Constrained Index[3]	—	8.32	5.96	N/A	N/A
ICE BofA Merrill Lynch BB-B Global High Yield Constrained
Index (USD Hedged)[3]	—	10.44	6.28	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2021.

*	Prior to April 1, 2019, the Fund primarily invested in a globally diversified portfolio of high-yield securities. Performance prior to this date is based on the Fund’s former strategy, and future performance will vary.
1	Reflects the maximum sales charge of 3.75%.
2	Reflects the expense ratio as reported in the prospectus dated January 31, 2019, as restated April 2, 2019 and supplemented to date. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.90% and 0.55% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2021. The expense ratios reflected include acquired fund fees and expenses. Additional information pertaining to the October 31, 2019 expense ratios can be found in the financial highlights.
3	For additional information, please refer to the Glossary of Terms.

As of April 1, 2019, the Fund amended its investment strategy to reflect the shift in focus from a global high-yield bond portfolio to a U.S.-focused high-yield bond portfolio. As a result, beginning April 1, 2019, the performance of the Fund is measured against the ICE BofA Merrill Lynch U.S. High Yield Constrained Index. The ICE BofA Merrill Lynch U.S. High Yield Constrained Index contains all of the securities in the ICE BofA Merrill Lynch U.S. High Yield Index, but caps issuer exposure at 2%. The ICE BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. Prior to April 1, 2019, the performance of the Fund was measured against the ICE BofA Merrill Lynch BB-B Global High Yield Constrained Index (USD Hedged), which tracks the performance of United States Dollar, Canadian Dollar, British Pound and Euro denominated below investment-grade corporate debt publicly issued in the major domestic or Eurobond markets. The performance of the indexes does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS	5

Portfolio Reviews (Unaudited)
HSBC Strategic Income Fund (formerly the HSBC Global High Income Bond Fund) (Class A Shares and Class I Shares)

by Jerry Samet, Senior Portfolio Manager
Rick Liu, CFA/Senior Portfolio Manager

The HSBC Strategic Income Fund (the “Fund”) seeks to provide a high level of current income. Under normal circumstances, the Fund invests primarily in a diversified portfolio of higher-yielding securities.

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Fixed income securities are subject to credit and interest rate risk. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. In a declining interest rate environment, the portfolio may generate less income. In a rising interest rate environment, bond prices may fall. Investments in high-yield securities are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions. Convertible securities entail risks associated with equity securities (value can fluctuate based on changes in a company’s financial condition or overall market conditions); investments in convertible securities are also subject to the risks associated with fixed income securities. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. The risks of investing in emerging markets countries are greater than the risks generally associated with foreign investments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Loan-related investments are subject to various risks, including credit risk, the risk that the receipt of proceeds may be delayed, and the risk that the investment is or may become illiquid or that the collateral securing the loan may decline in value.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the year ended October 31, 2019, the Fund returned 9.83% (without sales charge) for the Class A Shares and 10.24% for the Class I Shares. That compared to a 11.51% total return for the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index1, for the same period.

Portfolio Performance

On April 1, 2019, the Fund changed its name, benchmark and investment strategy. The Fund’s new reference benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, reflects a shift in investment focus from a global corporate bond portfolio to a more opportunistic U.S.-focused multi-sector bond portfolio targeting high current income with a more flexible investment approach. The Fund retains the option to invest globally, allowing for up to 30% exposure to non-US bonds. It can also invest in loans and asset-backed securities.†

Investor sentiment was negative in the final months of 2018 amid falling oil prices, renewed concerns over trade issues and slowing growth. Market volatility increased, as did fears of a recession, causing investors to sell their riskier assets for safer ones globally. Then, at the beginning of 2019, markets rallied when the Federal Reserve Board indicated a more patient stance toward interest rate hikes causing fears of a recession to fade. As a result, credit markets had a strong start to the year, and spreads for both high-yield and investment-grade bonds tightened over the first quarter. In May and again in early August, however, concerns over the U.S. trade dispute with China resurfaced, causing additional sell-offs of riskier assets, but not enough to erase the strong gains in credit markets from the first quarter.

During the 12-month period ended October 31, 2019, U.S. Treasury yields fell across the curve, which drove up prices and added to the Fund’s absolute returns. The 10-year Treasury ended the period at 1.69%, falling from a high of 3.23% on November 8, 2018. U.S. investment-grade credit spreads tightened 8 basis points (bps) (0.08%) over the period as investors embraced more risk, finishing at 117 bps (1.17%). This added to the Fund’s returns. However, U.S. high-yield credit spreads widened 34 bps (0.34%), ending at 415 bps (4.15%), which detracted, offsetting those gains.

The Fund underperformed its previous benchmark (the Bloomberg Barclays High Income Composite Index) between October 31, 2018 and March 31, 2019. While the Fund benefited from positive regional and sector allocations, duration positioning and issuer selection detracted from performance. The underweight to duration weighed on performance as 10-year U.S. Treasury rates fell over the period.†

For the period April 1, 2019 to October 31, 2019, the Fund’s Class A Shares (without sales charge) returned 4.70% and the Class I Shares produced a 4.82% total return, and the Fund’s index produced a 5.71% total return. From a yield perspective, the portfolio delivered a 12-month dividend yield of 5.34% for the Class A shares (without sales charge) and 5.55% for the Class I Shares, due to its revised investment objective to provide high levels of monthly income by actively allocating to what it considers the most attractive fixed income segments.†

The Fund maintained some exposure to derivatives during the 12-month period under review, namely U.S. Treasury futures for duration management, credit default swaps for credit exposure management, and currency forwards to hedge non-USD exposure. The derivative exposure was for hedging and efficient portfolio management purposes and did not materially impact performance.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

6	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Strategic Income Fund

The charts above represent a historical since inception performance comparison of a hypothetical investment in the indicated share class versus a similar investment in the Fund’s benchmark and represents the reinvestment of dividends and capital gains in the Fund.

		Average Annual		Expense
Fund Performance		Total Return (%)		Ratio (%)[2]
	Inception	1	Since
As of October 31, 2019*	Date	Year	Inception	Gross	Net
HSBC Strategic Income Fund Class A1	7/14/15	5.76	3.34	2.79	1.05
HSBC Strategic Income Fund Class I	7/14/15	10.24	4.62	2.44	0.70
Bloomberg Barclays U.S. Aggregate Bond Index[3]		11.51	3.65	N/A	N/A
Bloomberg Barclays High Income Bond Composite Index[3]	—	12.68	6.06	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2021.

*	Prior to April 1, 2019, the Fund primarily invested in a globally diversified portfolio of higher yielding securities. Performance prior to this date is based on the Fund’s former strategy, and future performance will vary.
1	Reflects the maximum sales charge of 3.75%.
2	Reflects the expense ratio as reported in the prospectus dated January 31, 2019, as restated April 2, 2019 and supplemented to date. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.05% and 0.70% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2021. The expense ratios reflected include acquired fund fees and expenses. Additional information pertaining to the October 31, 2019 expense ratios can be found in the financial highlights.
3	For additional information, please refer to the Glossary of Terms.

As of April 1, 2019, the Fund amended its investment strategy to reflect the shift in investment focus from a global corporate bond portfolio to a more opportunistic U.S.-focused multi-sector bond portfolio. As a result, beginning April 1, 2019, the performance of the Fund is measured against the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. Prior to April 1, 2019, the performance of the Fund was measured against the Bloomberg Barclays High Income Bond Composite Index, which is a customized index that is close to equally weighted across U.S., Euro and EM markets. The Index is comprised of the following indices: Bloomberg Barclays USD Unhedged Emerging Markets Aggregate Index (35%), Bloomberg Barclays U.S. High Yield Ba Index (15%), Bloomberg Barclays U.S. Credit Baa Index (20%), Bloomberg Barclays EuroAgg Corporate Baa USD Hedged Index (15%), and Bloomberg Barclays Pan Euro HY (Euro) BB Rating Only USD Hedged Index (15%). The performance of the indexes does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS	7

Portfolio Reviews
Portfolio Composition*
October 31, 2019 (Unaudited)

HSBC High Yield Fund
Percentage of Investments at
Geographic Region	Value (%)†
United States	75.8
Luxembourg	5.4
Canada	4.1
United Kingdom	2.9
Ireland	2.3
Australia	1.0
Bahamas	0.9
Bermuda	0.8
Turkey	0.8
France	0.8
Switzerland	0.8
Brazil	0.7
Cayman Islands	0.7
Spain	0.7
Argentina	0.5
Netherlands	0.4
Russian Federation	0.4
Sri Lanka	0.3
South Africa	0.3
Nigeria	0.2
El Salvador	0.1
Israel	0.1
Venezuela	0.0
100.0

HSBC Strategic Income Fund
Percentage of Investments at
Geographic Region	Value (%)†
United States	73.4
United Kingdom	5.0
Ireland	3.1
Canada	2.9
Turkey	1.4
Mexico	1.4
Oman	1.4
Luxembourg	1.3
France	1.3
Netherlands	1.2
Bermuda	1.1
Cayman Islands	1.0
Argentina	0.8
Saudi Arabia	0.7
Indonesia	0.7
India	0.7
Hong Kong SAR	0.7
Russian Federation	0.5
Germany	0.4
Australia	0.4
Sri Lanka	0.3
Bahamas	0.2
Brazil	0.1
Venezuela	0.0
100.0
____________________

*	Portfolio composition is subject to change.
†	Excludes any instruments used for cash management.

8	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of October 31, 2019

Foreign Bonds — 1.6%

	Principal
	Amount †	Value ($)
France — 0.4%
Electricite de France SA, Series E,
5.38% (EUSA12 + 379 bps),
Callable 1/29/25 @ 100 (a)(b)(c)	100,000	127,840
Ireland — 0.3%
Ardagh Packaging Finance PLC/
Ardagh Holdings USA Inc., 2.13%,
8/15/26, Callable 8/15/22
@ 101.06 (a)(d)	100,000	112,747
Luxembourg — 0.5%
Ineos Group Holdings SA, Registered,
5.38%, 8/1/24, Callable 11/15/19
@ 102.69 (a)	100,000	113,959
Kleopatra Holdings 1 SCA, 8.50%,
6/30/23, Callable 12/5/19
@ 102 (a)(d)	109,464	60,793
		174,752
Netherlands — 0.4%
Trivium Packaging Finance, 3.75%,
8/15/26, Callable 8/15/22
@ 101.88 (a)(d)	100,000	115,825
TOTAL FOREIGN BONDS
(COST $ 577,457)		531,164

Yankee Dollars — 20.2%

	Principal
	Amount ($)
Argentina — 0.5%
IRSA Propiedades Comerciales
SA, Registered, 8.75%, 3/23/23,
Callable 3/23/20 @ 104.38 (a)	23,000	18,515
Provincia de Buenos Aires,
Registered, 6.50%, 2/15/23	50,000	16,751
Republic of Argentina,
5.63%, 1/26/22	60,000	25,440
Republic of Argentina,
4.63%, 1/11/23	20,000	8,020
Republic of Argentina,
6.88%, 1/26/27	53,000	20,803
YPF Sociedad Anonima, Registered,
8.50%, 3/23/21	77,000	70,263
		159,792

Australia — 0.9%
FMG Resources August 2006 pty,
Ltd., 4.50%, 9/15/27, Callable
6/15/27 @ 100 (a)(d)	228,000	225,008
Mineral Resources, Ltd., 8.13%,
5/1/27, Callable 5/1/22
@ 106.09 (a)(d)	80,000	84,200
		309,208
Bahamas — 0.8%
Silversea Cruise Finance, 7.25%,
2/1/25, Callable 2/1/20
@ 105.44 (a)(d)	241,000	256,212
Bermuda — 0.7%
Viking Cruises, Ltd., 5.88%, 9/15/27,
Callable 9/15/22 @ 102.94 (a)(d)	219,000	232,688
VOC Escro, Ltd., 5.00%, 2/15/28,
Callable 2/15/23 @ 102.5 (a)(d)	11,000	11,440
		244,128
Brazil — 0.6%
Itau Unibanco Holding SA/KY,
Registered, 5.75%, 1/22/21	200,000	206,602
Canada — 3.8%
Cascades, Inc., 5.50%, 7/15/22,
Callable 12/6/19 @ 101.38 (a)(d)	250,000	253,750
GFL Environmental, Inc., 5.63%,
5/1/22, Callable 12/6/19
@ 102.81 (a)(d)	79,000	80,975
Hudbay Minerals, Inc., 7.25%,
1/15/23, Callable 11/14/19
@ 103.63 (a)(d)	2,000	2,067
Hudbay Minerals, Inc., 7.63%,
1/15/25, Callable 1/15/20
@ 105.72 (a)(d)	61,000	62,106
Iamgold Corp., 7.00%, 4/15/25,
Callable 4/15/20 @ 105.25 (a)(d)	147,000	151,778
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22, Callable 12/15/19
@ 104 (a)(d)	10,000	9,700
New Gold, Inc., 6.25%, 11/15/22,
Callable 11/14/19 @ 102.08 (a)(d)	198,000	197,999
Northwest Acquisitions ULC, 7.13%,
11/1/22, Callable 11/18/19
@ 103.56 (a)(d)	18,000	9,000
Nova Chemicals Corp., 4.88%,
6/1/24, Callable 3/3/24
@ 100 (a)(d)	150,000	152,250
Nova Chemicals Corp., 5.00%,
5/1/25, Callable 1/31/25
@ 100 (a)(d)	34,000	34,170
Nova Chemicals Corp., 5.25%, 6/1/27,
Callable 3/3/27 @ 100 (a)(d)	253,000	259,958
		1,213,753
Cayman Islands — 0.6%
Global Aircraft Leasing Co., Ltd.,
6.50%, 9/15/24, Callable 9/15/21
@ 103.25 (a)(d)	200,000	204,690
El Salvador — 0.1%
Republic of El Salvador, Registered,
7.75%, 1/24/23	35,000	38,238
France — 0.3%
Electricite de France SA, Registered,
5.25% (USSW10 + 371 bps),
Callable 1/29/23 @ 100 (a)(b)(c)	100,000	103,250

See notes to financial statements.	HSBC FAMILY OF FUNDS 9

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
Ireland — 1.7%
AerCap Holdings NV, 5.88% (H15T5Y
+ 454 bps), 10/10/79, Callable
10/10/24 @ 100 (a)(c)	150,000	156,375
Avolon Holdings Funding, Ltd.,
5.13%, 10/1/23, Callable 9/1/23
@ 100 (a)(d)	85,000	91,715
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27, Callable 10/15/22
@ 103.38 (a)(d)	200,000	204,750
Park Aerospace Holdings, 5.25%,
8/15/22, Callable 7/15/22
@ 100 (a)(d)	93,000	99,040
		551,880
Israel — 0.1%
Teva Pharmaceuticals, 3.15%,
10/1/26	50,000	37,625
Luxembourg — 4.4%
Altice Luxembourg SA, 10.50%,
5/15/27, Callable 5/15/22
@ 105.25 (a)(d)	400,000	452,500
Altice SA, 7.63%, 2/15/25, Callable
2/15/20 @ 103.81 (a)(d)	200,000	206,250
ARD Finance SA, 7.13%, 9/15/23,
Callable 11/18/19 @ 103.56 (a)	200,000	207,750
Intelsat Jackson Holdings SA, 8.50%,
10/15/24, Callable 10/15/20
@ 106.38 (a)(d)	326,000	328,343
Telenet Finance Luxembourg Notes
Sarl, 5.50%, 3/1/28, Callable
12/1/22 @ 102.75 (a)(d)	200,000	212,700
		1,407,543
Nigeria — 0.1%
Nigeria Government International
Bond, 5.63%, 6/27/22	45,000	46,404
Russian Federation — 0.3%
LUKOIL International Finance BV,
Registered, 6.66%, 6/7/22	100,000	110,139
South Africa — 0.3%
Republic of South Africa,
5.50%, 3/9/20	100,000	100,950
Spain — 0.6%
Banco BIL Vizcaya Arg, 6.12%
(USSW5 + 387 bps), Callable
11/16/27 @ 100 (a)(b)(c)	200,000	196,750
Sri Lanka — 0.3%
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	100,000	101,500
Switzerland — 0.7%
UBS Group AG, 7.00% (USSW5 +
487 bps), Callable 2/19/25
@ 100 (a)(b)(c)	200,000	223,000
Turkey — 0.7%
Republic of Turkey, 7.00%, 6/5/20	173,000	176,470
Republic of Turkey, 7.38%, 2/5/25	62,000	66,495
		242,965
United Kingdom — 2.7%
Barclays PLC, 7.88% (USSW5 +
677 bps), Callable 3/15/22 @
100 (a)(b)(c)	200,000	213,266
eG Global Finance PLC, 8.50%,
10/30/25, Callable 10/30/21
@ 104.25 (a)(d)	200,000	210,000
Royal Bank of Scotland Group PLC,
8.63% (USSW5 + 760 bps),
Callable 8/15/21 @ 100 (a)(b)(c)	200,000	215,500
Virgin Media Finance PLC, 6.00%,
10/15/24, Callable 11/18/19
@ 103 (a)(d)	200,000	206,250
		845,016
Venezuela — 0.0%NM
Petroleos de Venezuela SA,
Registered, 9.00%, 11/17/21 (e)	35,000	2,100
Petroleos de Venezuela SA,
Registered, 12.75%, 2/17/22 (e)	9,000	540
		2,640
TOTAL YANKEE DOLLARS
(COST $6,566,357)		6,602,285

Corporate Bonds — 68.5%

United States — 68.5%
Acadia Healthcare Co., Inc.,
5.63%, 2/15/23, Callable 12/6/19
@ 102.81(a)	65,000	65,975
Acadia Healthcare Co., Inc.,
6.50%, 3/1/24, Callable 12/6/19
@ 104.88(a)	150,000	155,250
Adient US LLC, 7.00%, 5/15/26,
Callable 5/15/22 @ 103.50(a)(d)	157,000	165,243
AK Steel Corp., 7.50%, 7/15/23,
Callable 12/6/19 @ 103.75(a)	328,000	328,820
Ally Financial, Inc., 4.13%, 3/30/20	135,000	135,945
Ally Financial, Inc., 7.50%, 9/15/20	87,000	90,698
Ally Financial, Inc., 8.00%, 3/15/20	87,000	88,594
American Express Co., 5.20%
(US0003M + 343 bps), Callable
2/15/20 @ 100.00(a)(b)(c)	65,000	65,325
Antero Resources Corp., 5.00%,
3/1/25, Callable 3/1/20
@ 103.75(a)	300,000	196,500
Antero Resources Finance,
5.38%, 11/1/21, Callable 12/6/19
@ 100.00(a)	161,000	143,693

10 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States, continued
Archrock Partners LP/Archrock
Partners Finance Corp.,
6.88%, 4/1/27, Callable 4/1/22
@ 105.16(a)(d)	231,000	238,484
Arconic, Inc., 5.90%, 2/1/27	76,000	84,505
Ascent Resources Utica Holdings
LLC/ARU Finance Corp., 7.00%,
11/1/26, Callable 11/1/21
@ 103.50(a)(d)	42,000	32,130
Banff Merger Sub, Inc., 9.75%,
9/1/26, Callable 9/1/21
@ 104.88(a)(d)	76,000	70,775
Basuch Health Americas, Inc.,
8.50%, 1/31/27, Callable 7/31/22
@ 104.25(a)(d)	45,000	50,625
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/20
@ 102.44(a)	88,000	95,920
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/20
@ 105.00(a)	28,000	31,290
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 12/6/19
@ 101.53(a)(d)	273,000	268,223
Boyd Gaming Corp., 6.88%, 5/15/23,
Callable 11/21/19 @ 103.44(a)	115,000	119,313
Boyne USA, Inc., 7.25%, 5/1/25,
Callable 5/1/21 @ 103.63(a)(d)	60,000	65,550
Cablevision Systems Corp.,
5.88%, 9/15/22	174,000	187,703
Calpine Corp., 5.75%, 1/15/25,
Callable 12/6/19 @ 102.88(a)	110,000	112,750
Calpine Corp., 6.00%, 1/15/22,
Callable 12/6/19 @ 100.00(a)(d)	75,000	75,105
Camelot Finance SA, 4.50%, 11/1/26,
Callable 11/1/22 @ 102.25(a)(d)	20,000	20,208
Capital One Financial Corp., 5.55%
(US0003M + 380 bps), Callable
6/1/20 @ 100.00(a)(b)(c)	120,000	122,198
Carlson Travel, Inc., 6.75%, 12/15/23,
Callable 12/15/19 @ 103.38(a)(d)	300,000	307,593
CCO Holdings LLC, 5.00%, 2/1/28,
Callable 8/1/22 @ 102.50(a)(d)	134,000	140,198
CCO Holdings LLC, 5.13%, 5/1/23,
Callable 12/6/19 @ 102.56(a)(d)	164,000	167,895
CCO Holdings LLC, 5.75%, 1/15/24,
Callable 12/6/19 @ 101.92(a)	14,000	14,346
Centene Corp., 4.75%, 5/15/22,
Callable 12/6/19 @ 102.38(a)	14,000	14,298
Centene Corp., 6.13%, 2/15/24,
Callable 12/6/19 @ 104.59(a)	73,000	75,897
Centene Escrow I Corp., 5.38%,
6/1/26, Callable 6/1/21
@ 104.03(a)(d)	85,000	89,973
Charles River Laboratories
International, Inc., 4.25%, 5/1/28,
Callable 5/1/23 @ 102.13(a)(d)	40,000	40,754
Citigroup, Inc., 5.88% (US0003M
+ 406 bps), Callable 3/27/20
@ 100.00(a)(b)(c)	70,000	70,963
Clearwater Paper Corp.,
5.38%, 2/1/25(d)	363,000	355,740
Cleveland-Cliffs, Inc., 5.88%, 6/1/27,
Callable 6/1/22 @ 102.94(a)(d)	217,000	206,964
CommScope Finance LLC, 6.00%,
6/15/25, Callable 6/15/20
@ 103.00(a)(d)	147,000	131,786
CommScope Finance LLC,
6.00%, 3/1/26, Callable 3/1/22
@ 103.00(a)(d)	97,000	99,668
CommScope Finance LLC,
8.25%, 3/1/27, Callable 3/1/22
@ 104.13(a)(d)	146,000	138,295
Crestwood Midstream Partners LP/
Crestwood Midstream Finance
Corp., 5.63%, 5/1/27, Callable
5/1/22 @ 102.81(a)(d)	42,000	42,263
CSC Holdings LLC, 5.25%, 6/1/24	200,000	215,500
CSC Holdings LLC, 5.38%, 2/1/28,
Callable 2/1/23 @ 102.69(a)(d)	200,000	211,500
CSC Holdings LLC, 5.75%, 1/15/30,
Callable 1/15/25 @ 102.88(a)(d)	200,000	210,500
CSC Holdings LLC, 10.88%,
10/15/25, Callable 10/15/20
@ 105.44(a)(d)	200,000	225,691
DCP Midstream LLC, 8.13%, 8/16/30	77,000	94,518
Dell, Inc., 7.10%, 4/15/28	109,000	126,168
Diamond 1 Finance/Diamond 2,
5.88%, 6/15/21, Callable 11/21/19
@ 101.47(a)(d)	13,000	13,204
Diamond 1 Finance/Diamond 2,
7.13%, 6/15/24, Callable 11/21/19
@ 105.34(a)(d)	174,000	184,483
Diamond Sports Group LLC/
Diamond Sports Finance Co.,
5.38%, 8/15/26, Callable 8/15/22
@ 102.69(a)(d)	200,000	208,750
Diamond Sports Group LLC/Diamond
Sports Finance Co., 6.63%, 8/15/27,
Callable 8/15/22 @ 103.31(a)(d)	200,000	206,000
Dish DBS Corp., 5.00%, 3/15/23	76,000	76,570
DISH DBS Corp., 5.88%, 7/15/22	60,000	62,749
Eagle Holding Co. II LLC, 7.63%,
5/15/22, Callable 12/6/19
@ 101.00(a)(d)	293,000	295,564
Eldorado Resorts, Inc., 6.00%,
9/15/26, Callable 9/15/21
@ 104.50(a)	403,000	441,788
Eldorado Resorts, Inc., 7.00%, 8/1/23,
Callable 12/6/19 @ 103.50(a)	135,000	140,906
Embarq Corp., 8.00%, 6/1/36	197,000	195,030
Energy Transfer Partners LP, 6.25%
(US0003M + 418 bps), Callable
2/15/23 @ 100.00(a)(b)(c)	83,000	77,190

See notes to financial statements.	HSBC FAMILY OF FUNDS 11

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States, continued
EnLink Midstream Partners LP, 6.00%
(US0003M + 411 bps), Callable
12/15/22 @ 100.00(a)(b)(c)	197,000	135,300
Foxtrot Escrow Issuer LLC/Foxtrot
Escrow Corp., 12.25%, 11/15/26,
Callable 11/15/22 @ 106.13(a)(d)	69,000	69,345
Freeport-McMoRan, Inc., 3.88%,
3/15/23, Callable 12/15/22
@ 100.00(a)	44,000	44,660
Freeport-McMoRan, Inc., 5.00%,
9/1/27, Callable 9/1/22
@ 102.50(a)	269,000	274,716
Genesis Energy LP, 5.63%, 6/15/24,
Callable 12/6/19 @ 102.81(a)	40,000	37,300
Genesis Energy LP, 6.00%, 5/15/23,
Callable 12/6/19 @ 103.00(a)	100,000	97,000
Genesis Energy LP, 6.75%, 8/1/22,
Callable 12/6/19 @ 101.69(a)	76,000	76,380
Go Daddy Operating Co. LLC/GD
Finance Co., Inc., 5.25%, 12/1/27,
Callable 6/1/22 @ 102.63(a)(d)	237,000	251,220
Golden Nugget, Inc., 6.75%,
10/15/24, Callable 12/6/19
@ 103.38(a)(d)	150,000	154,515
Golden Nugget, Inc., 8.75%, 10/1/25,
Callable 10/1/20 @ 104.38(a)(d)	133,000	139,983
Gray Television, Inc., 7.00%, 5/15/27,
Callable 5/15/22 @ 105.25(a)(d)	82,000	89,730
Greif, Inc., 6.50%, 3/1/27, Callable
3/1/22 @ 103.25(a)(d)	95,000	102,125
Gulfport Energy Corp., 6.38%,
5/15/25, Callable 5/15/20
@ 104.78(a)	77,000	46,585
Gulfport Energy Corp., 6.00%,
10/15/24, Callable 12/6/19
@ 104.50(a)	196,000	125,930
HCA Healthcare, Inc., 5.88%,
2/15/26, Callable 8/15/25
@ 100.00(a)	200,000	225,000
HCA, Inc., 4.13%, 6/15/29, Callable
3/15/29 @ 100.00(a)	75,000	79,496
HCA, Inc., 7.50%, 2/15/22	64,000	71,008
Herc Holdings, Inc., 5.50%, 7/15/27,
Callable 7/15/22 @ 102.75(a)(d)	200,000	207,250
Infor, Inc., 6.50%, 5/15/22, Callable
11/21/19 @ 101.63(a)	125,000	126,719
IQVIA, Inc., 2.25%, 1/15/28, Callable
7/15/22 @ 101.13(a)(d)	EUR 100,000	113,918
Iron Mountain, Inc., 4.88%, 9/15/29,
Callable 9/15/24 @ 102.44(a)(d)	60,000	61,424
Jacobs Entertainment, Inc.,
7.88%, 2/1/24, Callable 2/1/20
@ 105.91(a)(d)	264,000	280,500
Jaguar Holding Co. II, 6.38%, 8/1/23,
Callable 12/6/19 @ 103.19(a)(d)	69,000	71,415
JBS USA LLC/JBS USA Finance LLC,
5.50%, 1/15/30, Callable 1/15/25
@ 102.75(a)(d)	60,000	64,650
JBS USA LLC/JBS USA Finance LLC,
5.88%, 7/15/24, Callable 12/5/19
@ 102.94(a)	50,000	51,563
JBS USA LLC/JBS USA Finance LLC,
6.50%, 4/15/29, Callable 4/15/24
@ 103.25(a)(d)	233,000	259,219
JPMorgan Chase & Co., 5.00%
(SOFR + 338 bps), Callable 8/1/24
@ 100.00(a)(b)(c)	125,000	129,797
Kinetic Concepts, Inc. / KCI USA, Inc.,
12.50%, 11/1/21, Callable 12/6/19
@ 109.38(a)(d)	189,000	198,204
LABL Escrow Issuer LLC, 6.75%,
7/15/26, Callable 7/15/22
@ 103.38(a)(d)	143,000	148,005
Level 3 Communications, 5.75%,
12/1/22, Callable 12/1/19
@ 100.00(a)	96,000	96,240
Level 3 Financing, Inc., 4.63%,
9/15/27, Callable 9/15/22
@ 102.31(a)(d)	202,000	205,283
Level 3 Financing, Inc., 5.13%, 5/1/23,
Callable 12/6/19 @ 101.28(a)	90,000	91,125
Level 3 Financing, Inc., 5.38%,
1/15/24, Callable 12/6/19
@ 102.69(a)	24,000	24,450
Level 3 Financing, Inc., 5.38%,
5/1/25, Callable 5/1/20
@ 102.69(a)	139,000	143,691
Manitowoc Co., Inc., 9.00%, 4/1/26,
Callable 4/1/22 @ 104.50(a)(d)	122,000	117,273
Match Group, Inc., 5.63%, 2/15/29,
Callable 2/15/24 @ 102.81(a)(d)	165,000	176,756
MGM Growth/MGM Finance, 5.63%,
5/1/24, Callable 2/1/24
@ 100.00(a)	38,000	41,848
MGM Growth/MGM Finance,
5.75%, 2/1/27, Callable 11/1/26
@ 100.00(a)(d)	41,000	46,330
MPH Acquisition Holdings LLC,
7.13%, 6/1/24, Callable 12/6/19
@ 105.34(a)(d)	141,000	131,483
MPT Operating Partnership LP,
4.63%, 8/1/29, Callable 8/1/24
@ 102.31(a)	56,000	58,416
MTS Systems Corp., 5.75%, 8/15/27,
Callable 8/15/22 @ 102.88(a)(d)	44,000	46,090
Navient Corp., 6.13%,
3/25/24, MTN	38,000	39,721
Navient Corp., 6.50%,
6/15/22	100,000	107,000
Navient Corp., 6.75%,
6/15/26, MTN	198,000	206,910
Navient Corp., 7.25%,
1/25/22, MTN	150,000	162,705
Navistar International Corp.,
6.63%, 11/1/25, Callable 11/1/20
@ 103.31(a)(d)	85,000	86,700

12 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States, continued
NRG Energy, Inc., 5.25%, 6/15/29,
Callable 6/15/24 @ 102.63(a)(d)	100,000	107,250
NRG Energy, Inc., 7.25%, 5/15/26,
Callable 5/15/21 @ 103.63(a)	54,000	59,132
Oasis Petroleum, Inc., 6.25%, 5/1/26,
Callable 5/1/21 @ 103.13(a)(d)	51,000	34,706
Olin Corp., 5.63%, 8/1/29, Callable
8/1/24 @ 102.81(a)	148,000	153,664
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25(d)	100,000	105,250
Panther BF Aggregator 2 LP,
6.25%, 5/15/26, Callable 5/15/22
@ 103.13(a)(d)	190,000	200,867
Panther BF Aggregator 2 LP,
8.50%, 5/15/27, Callable 5/15/22
@ 104.25(a)(d)	81,000	81,405
Parsley Energy LLC, 5.25%, 8/15/25,
Callable 8/15/20 @ 103.94(a)(d)	69,000	70,726
Party City Holdings, Inc.,
6.63%, 8/1/26, Callable 8/1/21
@ 103.31(a)(d)	140,000	135,450
PBF Holding Co. LLC, 7.00%,
11/15/23, Callable 12/6/19
@ 103.50(a)	303,000	312,089
PBF Logistics LP, 6.88%, 5/15/23,
Callable 12/6/19 @ 103.44(a)	322,000	330,049
Performance Food Group, Inc.,
5.50%, 10/15/27, Callable 10/15/22
@ 102.75(a)(d)	39,000	41,243
PetSmart, Inc., 5.88%, 6/1/25,
Callable 6/1/20 @ 102.94(a)(d)	231,000	227,535
Plains All American Pipeline LP, 6.12%
(US0003M + 411 bps), Callable
11/15/22 @ 100.00(a)(b)(c)	110,000	102,575
Plastipak Holdings, Inc., 6.25%,
10/15/25, Callable 10/15/20
@ 103.13(a)(d)	227,000	187,275
Polaris Intermediate Corp., 8.50%,
12/1/22, Callable 11/18/19
@ 104.00(a)(d)	248,000	208,320
Prime Security Services Borrower
LLC/Prime Finance, Inc.,
5.25%, 4/15/24(d)	214,000	219,083
Refinitiv US Holdings, Inc., 4.50%,
5/15/26, Callable 11/15/21
@ 102.25(a)(d)	EUR 200,000	241,497
Refinitiv US Holdings, Inc., 6.25%,
5/15/26, Callable 11/15/21
@ 103.13(a)(d)	166,000	180,318
Refinitiv US Holdings, Inc., 8.25%,
11/15/26, Callable 11/15/21
@ 104.13(a)(d)	305,000	342,362
Regionalcare/LifePoint, 9.75%,
12/1/26, Callable 12/1/21
@ 104.88(a)(d)	355,000	389,612
Reynolds Group Issuer, Inc.,
5.13%, 7/15/23, Callable 12/6/19
@ 102.56(a)(d)	72,000	73,868
Reynolds Group Issuer, Inc., 5.75%,
10/15/20, Callable 12/6/19
@ 100.00(a)	214,173	214,912
Scientific Games International, Inc.,
5.00%, 10/15/25, Callable 10/15/20
@ 103.75(a)(d)	150,000	154,500
Scientific Games International, Inc.,
8.25%, 3/15/26, Callable 3/15/22
@ 104.13(a)(d)	258,000	272,835
Scientific Games International, Inc.,
10.00%, 12/1/22, Callable 12/6/19
@ 102.50(a)	147,000	151,226
Select Medical Corp., 6.25%,
8/15/26, Callable 8/15/22
@ 103.13(a)(d)	252,000	268,379
Service Corp. International, 5.13%,
6/1/29, Callable 6/1/24
@ 102.56(a)	60,000	63,900
Sirius XM Radio, Inc., 5.50%, 7/1/29,
Callable 7/1/24 @ 102.75(a)(d)	200,000	216,124
Sprint Communications, Inc.,
6.00%, 11/15/22	125,000	132,188
Sprint Corp., 7.13%, 6/15/24	30,000	32,550
Sprint Corp., 7.25%, 9/15/21	144,000	153,657
Sprint Corp., 7.63%, 3/1/26, Callable
11/1/25 @ 100.00(a)	18,000	19,913
Sprint Corp., 7.88%, 9/15/23	328,000	362,029
Sunoco LP/Sunoco Finance Corp.,
6.00%, 4/15/27, Callable 4/15/22
@ 103.00(a)	121,000	127,050
Talen Energy Supply LLC, 6.63%,
1/15/28, Callable 1/15/23
@ 103.31(a)(d)	60,000	57,900
Targa Resources Partners LP,
5.00%, 1/15/28, Callable 1/15/23
@ 102.50(a)	64,000	63,520
Targa Resources Partners LP,
6.75%, 3/15/24, Callable 12/6/19
@ 103.38(a)	31,000	32,151
Taylor Morrison Communities, Inc.,
5.88%, 6/15/27, Callable 3/15/27
@ 100.00(a)(d)	100,000	111,670
Tegna, Inc., 5.00%, 9/15/29, Callable
9/15/24 @ 102.50(a)(d)	137,000	138,884
Tempo Acquisition LLC, 6.75%,
6/1/25, Callable 6/1/20
@ 103.38(a)(d)	167,000	171,801

See notes to financial statements.	HSBC FAMILY OF FUNDS 13

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States, continued
Tenet Healthcare Corp., 5.13%,
11/1/27, Callable 11/1/22
@ 102.56(a)(d)	101,000	105,290
Tenet Healthcare Corp., 6.25%,
2/1/27, Callable 2/1/22
@ 103.13(a)(d)	127,000	134,144
Tenet Healthcare Corp., 8.13%,
4/1/22	245,000	265,212
The Chemours Co., 5.38%, 5/15/27,
Callable 2/15/27 @ 100.00(a)	65,000	57,758
The Chemours Co., 6.63%, 5/15/23,
Callable 12/6/19 @ 103.31(a)	39,000	38,793
The Chemours Co., 7.00%, 5/15/25,
Callable 5/15/20 @ 103.50(a)	146,000	140,890
T-Mobile US, Inc., 6.00%, 4/15/24,
Callable 11/18/19 @ 104.50(a)	5,000	5,188
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 11/18/19 @ 103.25(a)	150,000	155,812
Truck Hero, Inc., 8.50%, 4/21/24,
Callable 4/30/21 @ 104.25(a)(d)	157,000	155,823
Valeant Pharmaceuticals International,
Inc., 5.50%, 11/1/25, Callable
11/1/20 @ 102.75(a)(d)	200,000	209,002
Viper Energy Partners LP, 5.38%,
11/1/27, Callable 11/1/22
@ 102.69(a)(d)	30,000	30,525
Vistra Operations Co. LLC, 5.00%,
7/31/27, Callable 7/31/22
@ 102.50(a)(d)	243,000	251,505
Wand Merger Corp., 8.13%, 7/15/23,
Callable 7/15/20 @ 104.06(a)(d)	76,000	80,560
Warrior Met Coal, Inc., 8.00%,
11/1/24, Callable 11/1/20
@ 104.00(a)(d)	139,000	141,780
Wyndham Worldwide Corp.,
6.35%, 10/1/25, Callable 7/1/25
@ 100.00(a)(c)	161,000	178,308
XPO Logistics, Inc., 6.75%, 8/15/24,
Callable 8/15/21 @ 103.38(a)(d)	217,000	234,360
Yum! Brands, Inc., 4.75%, 1/15/30,
Callable 10/15/29 @ 100.00(a)(d)	80,000	83,900
Zayo Group LLC/Zayo Capital LLC,
6.00%, 4/1/23, Callable 12/6/19
@ 103.00(a)	147,000	151,191
		22,378,050
TOTAL CORPORATE BONDS
(COST $22,143,761)		22,378,050

Exchange Traded Funds — 4.8%

	Shares	Value ($)
iShares JPMorgan USD Emerging
Markets Bond ETF	10,019	1,138,158
iShares iBoxx High Yield Corporate
Bond ETF	5,000	434,050
TOTAL EXCHANGE TRADED FUNDS
(COST $1,497,772)		1,572,208

Investment Companies — 3.6%

Northern Institutional Government
Assets Portfolio, Institutional
Shares, 2.26%(f)	1,189,851	1,189,851
TOTAL INVESTMENT COMPANIES
(COST $1,189,851)		1,189,851
TOTAL INVESTMENTS IN SECURITIES
(COST $31,975,198) — 98.7%		32,273,558
Other Assets (Liabilities) - 1.3%		423,163
NET ASSETS - 100%		$32,696,721
____________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on October 31, 2019. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	Defaulted security.
(f)	The rate represents the annualized one day yield that was in effect on October 31, 2019.
NM	Not meaningful, amount is less than 0.05%.

bps - Basis Points
ETF - Exchange-Traded Fund
EUR - Euro
EUSA12 - Euro 12 Year Swap Rate
H15T5Y - 5 Year Treasury Constant Maturity Rate
MTN - Medium Term Note
SOFR - Secured Overnight Financing Rate
ULC - Unlimited Liability Co.
US0003M - 3 Month US Dollar LIBOR
USSW5 - USD 5 Year Swap Rate
USSW10 - USD 10 Year Swap Rate

14	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of October 31, 2019:

Percentage of
Industry	Net Assets at Value (%)*
Hotels, Restaurants & Leisure	9.7
Oil, Gas & Consumable Fuels	8.1
Diversified Financial Services	7.6
Media	7.1
Health Care Providers & Services	7.0
Metals & Mining	5.2
Exchange Traded Fund	4.8
Containers & Packaging	4.4
Consumer Finance	4.0
Investment Companies	3.6
Wireless Telecommunication Services	3.4
Banks	3.2
IT Services	3.2
Chemicals	2.9
Electric Utilities	2.1
Sovereign Bond	1.8
Auto Components	1.8
Diversified Telecommunication Services	1.7
Commercial Services & Supplies	1.4
Paper & Forest Products	1.2
Food Products	1.2
Communications Equipment	1.1
Trading Companies & Distributors	1.1
Specialty Retail	1.1
Technology Hardware, Storage
& Peripherals	1.0
Independent Power and Renewable
Electricity Producers	0.9
Pharmaceuticals	0.9
Energy Equipment & Services	0.7
Capital Markets	0.7
Air Freight & Logistics	0.7
Machinery	0.7
Health Care Equipment & Supplies	0.6
Aerospace & Defense	0.6
Equity Real Estate Investment Trusts	0.6
Interactive Media & Services	0.5
Software	0.4
Life Sciences Tools & Services	0.4
Independent Power and Renewable	0.3
Household Durables	0.3
Diversified Consumer Services	0.2
Thrifts & Mortgage Finance	0.2
Food & Staples Retailing	0.1
Electronic Equipment, Instruments
& Components	0.1
Real Estate Management
& Development	0.1
Total	98.7
____________________

*	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Schedule of Portfolio Investments.

See notes to financial statements.	HSBC FAMILY OF FUNDS	15

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

Forward Foreign Currency Exchange Contracts - Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of		Description and amount			Settlement	(Depreciation)
currency to be purchased		of currency to be sold		Counterparty	Date	($)
U.S. Dollar	874,829	European Euro	800,000	Goldman Sachs	11/4/19	(17,561)
U.S. Dollar	894,005	European Euro	800,000	Goldman Sachs	12/3/19	(113)
						(17,674)
			Total unrealized appreciation			$—
			Total unrealized depreciation			(17,674)
			Total net unrealized appreciation/(depreciation)			$(17,674)

16	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of October 31, 2019

Foreign Bonds — 3.7%

	Principal
	Amount †	Value ($)
France — 1.3%
BNP Paribas Cardif SA, 4.03%
(EUR003M + 393 bps), Callable
11/25/25 @ 100 (a)(b)(c)	200,000	248,968
Electricite de France SA, Series
E, 5.38% (EUSA12 + 379 bps),
Callable 1/29/25 @ 100 (a)(b)(c)	100,000	127,840
		376,808
Germany — 0.4%
Commerzbank AG, Series E,
4.00%, 3/30/27	100,000	128,479
Ireland — 0.4%
Ardagh Packaging Finance PLC/
Ardagh Holdings USA Inc., 2.13%,
8/15/26, Callable 8/15/22
@ 101.06 (a)(d)	100,000	112,747
Luxembourg — 1.2%
ARD Finance SA, 6.63%, 9/15/23,
Callable 11/15/19 @ 103.31 (a)	200,000	230,858
Kleopatra Holdings 1 SCA,
Registered, 9.25%, 6/30/23,
Callable 12/5/19
@ 102 (a)	273,660	151,982
		382,840
Netherlands — 0.4%
Trivium Packaging Finance, 3.75%,
8/15/26, Callable 8/15/22
@ 101.88 (a)(d)	100,000	115,825
TOTAL FOREIGN BONDS
(COST $1,166,313)		1,116,699

Yankee Dollars — 22.4%

	Principal
	Amount ($)
Argentina — 0.7%
Provincia de Buenos Aires,
Registered, 6.50%, 2/15/23	174,000	58,292
Republic of Argentina, 5.63%,
1/26/22	110,000	46,641
Republic of Argentina, 5.88%,
1/11/28	83,000	31,541
Republic of Argentina, 6.88%,
1/11/48	170,000	65,876
YPF Sociedad Anonima, Registered,
8.50%, 3/23/21	22,000	20,075
		222,425
Australia — 0.4%
Mineral Resources, Ltd., 8.13%,
5/1/27, Callable 5/1/22
@ 106.09 (a)(d)	74,000	77,885
Westpac Banking Corp., 5.00%
(USISDA05 + 289 bps), Callable
9/21/27 @ 100 (a)(b)(c)	35,000	35,649
		113,534
Bahamas — 0.2%
Silversea Cruise Finance, 7.25%,
2/1/25, Callable 2/1/20
@ 105.44 (a)(d)	48,000	51,030
Bermuda — 1.1%
Aircastle, Ltd., 5.50%, 2/15/22	100,000	106,222
VOC Escro, Ltd., 5.00%, 2/15/28,
Callable 2/15/23 @ 102.5 (a)(d)	203,000	211,120
		317,342
Brazil — 0.1%
Yamana Gold, Inc., 4.63%, 12/15/27,
Callable 9/15/27 @ 100 (a)	18,000	19,035
Canada — 2.9%
Bausch Health Cos., Inc., 5.75%,
8/15/27, Callable 8/15/22
@ 102.88 (a)(d)	157,000	170,492
Enbridge, Inc., 5.50% (US0003M +
342 bps), 7/15/77, Callable 7/15/27
@ 100 (a)(c)	55,000	56,100
Enbridge, Inc., 6.25% (US0003M +
364 bps), 3/1/78, Callable 3/1/28
@ 100 (a)(c)	15,000	16,132
Iamgold Corp., 7.00%, 4/15/25,
Callable 4/15/20 @ 105.25 (a)(d)	39,000	40,268
Kinross Gold Corp., 4.50%, 7/15/27,
Callable 4/15/27 @ 100 (a)	50,000	52,990
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22, Callable 12/15/19
@ 104 (a)(d)	2,000	1,940
New Gold, Inc., 6.25%, 11/15/22,
Callable 11/14/19 @ 102.08 (a)(d)	153,000	152,999
New Gold, Inc., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78 (a)(d)	18,000	17,102
Northwest Acquisitions ULC, 7.13%,
11/1/22, Callable 11/18/19
@ 103.56 (a)(d)	162,000	80,999
Nova Chemicals Corp., 4.88%,
6/1/24, Callable 3/3/24
@ 100 (a)(d)	10,000	10,150
Nova Chemicals Corp., 5.00%,
5/1/25, Callable 1/31/25
@ 100 (a)(d)	17,000	17,085
Nova Chemicals Corp., 5.25%, 6/1/27,
Callable 3/3/27 @ 100 (a)(d)	237,000	243,518
		859,775
Cayman Islands — 1.0%
Global Aircraft Leasing Co., Ltd.,
6.50%, 9/15/24, Callable 9/15/21
@ 103.25 (a)(d)	300,000	307,035
Hong Kong SAR — 0.7%
CK Hutchison Capital Securities 17, Ltd.,
4.00% (H15T5Y + 207 bps), Callable
5/12/22 @ 100 (a)(b)(c)(d)	200,000	200,797
India — 0.7%
ONGC Videsh, Ltd., 3.75%, 5/7/23	200,000	205,949

See notes to financial statements.	HSBC FAMILY OF FUNDS	17

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
Indonesia — 0.7%
Perusahaan Listrik Negara PT,
Registered, 4.13%, 5/15/27, MTN	200,000	209,082
Ireland — 2.6%
AerCap Ireland Capital/Global, 3.50%,
1/15/25, Callable 11/15/24
@ 100 (a)	150,000	154,953
Avolon Holdings Funding, Ltd.,
4.38%, 5/1/26, Callable 3/1/26
@ 100 (a)(d)	400,000	423,176
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27, Callable 10/15/22
@ 103.38 (a)(d)	200,000	204,750
		782,879
Mexico — 1.4%
BBVA Bancomer SA Institucion de
Banca, Registered, 6.50%,
3/10/21	150,000	157,502
Petroleos Mexicanos, 4.88%,
1/24/22	110,000	114,235
Petroleos Mexicanos, 6.50%,
3/13/27	97,000	102,820
Petroleos Mexicanos, 5.35%,
2/12/28	46,000	45,425
		419,982
Netherlands — 0.8%
LYB International Finance II BV,
3.50%, 3/2/27, Callable 12/2/26
@ 100 (a)	200,000	208,391
LyondellBasell Industries NV, 4.63%,
2/26/55, Callable 8/26/54
@ 100 (a)	25,000	25,822
		234,213
Oman — 1.3%
Oman Government International Bond,
Registered, 5.38%, 3/8/27	400,000	396,000
Russian Federation — 0.5%
Gazprom OAO, Registered,
7.29%, 8/16/37	100,000	135,010
Saudi Arabia — 0.7%
Saudi Arabian Oil Co., 4.38%,
4/16/49 (d)	200,000	216,947
Sri Lanka — 0.3%
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	100,000	101,500
Turkey — 1.4%
Republic of Turkey, 6.88%, 3/17/36	68,000	66,991
Republic of Turkey, 4.88%, 4/16/43	200,000	158,963
Turkiye Is Bankasi AS, 6.13%,
4/25/24, MTN	200,000	194,620
		420,574
United Kingdom — 4.9%
Barclays PLC, 4.38%, 1/12/26	200,000	214,914
eG Global Finance PLC, 8.50%,
10/30/25, Callable 10/30/21
@ 104.25 (a)(d)	200,000	210,000
Lloyds Banking Group PLC,
4.65%, 3/24/26	200,000	216,198
Nationwide Building Society, 3.62%
(US0003M + 118 bps), 4/26/23,
Callable 4/26/22 @ 100 (a)(c)(d)	200,000	205,598
Nationwide Building Society, 4.36%
(US0003M + 139 bps), 8/1/24,
Callable 8/1/23 @ 100 (a)(c)(d)	200,000	212,188
Royal Bank of Scotland Group PLC,
3.75% (H15T5Y + 210 bps),
11/1/29, Callable 11/1/24
@ 100 (a)(c)	200,000	201,750
Santander UK Group Holdings, 3.82%
(US0003M + 140 bps), 11/3/28,
Callable 11/3/27 @ 100 (a)(c)	200,000	211,144
		1,471,792
Venezuela — 0.0%NM
Republic of Venezuela, 11.95%,
8/5/31 (e)	30,000	3,113
TOTAL YANKEE DOLLARS
(COST $6,706,134)		6,688,014

Corporate Bonds — 67.4%

United States — 67.4%
Adient US LLC, 7.00%, 5/15/26,
Callable 5/15/22 @ 103.50(a)(d)	144,000	151,560
AK Steel Corp., 7.50%, 7/15/23,
Callable 12/6/19 @ 103.75(a)	224,000	224,560
Alexandria Real Estate Equities, Inc.,
4.00%, 1/15/24, Callable 12/15/23
@ 100.00(a)	55,000	58,899
Ally Financial, Inc., 4.13%, 3/30/20	50,000	50,350
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/21/25 @ 100.00(a)	63,000	70,166
American Express Co., 4.90%
(US0003M + 329 bps), Callable
3/15/20 @ 100.00(a)(b)(c)	400,000	404,033
American Express Co., 5.20%
(US0003M + 343 bps), Callable
2/15/20 @ 100.00(a)(b)(c)	48,000	48,240
Antero Resources Corp., 5.00%,
3/1/25, Callable 3/1/20
@ 103.75(a)	65,000	42,575
Antero Resources Corp., 5.13%,
12/1/22, Callable 12/6/19
@ 101.28(a)	225,000	168,468
Archrock Partners LP/Archrock
Partners Finance Corp.,
6.88%, 4/1/27, Callable 4/1/22
@ 105.16(a)(d)	30,000	30,972

18	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States, continued
Arconic, Inc., 5.90%, 2/1/27	34,000	37,805
AT&T, Inc., 3.31% (US0003M + 118
bps), 6/12/24(c)	40,000	40,695
AT&T, Inc., 4.80%, 6/15/44, Callable
12/15/43 @ 100.00(a)	25,000	27,818
AT&T, Inc., 5.25%, 3/1/37, Callable
9/1/36 @ 100.00(a)	85,000	100,043
AT&T, Inc., 5.65%, 2/15/47, Callable
8/15/46 @ 100.00(a)	75,000	92,761
Bank of America Corp., 6.50%
(US0003M + 417 bps), Callable
10/23/24 @ 100.00(a)(b)(c)	35,000	39,685
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 12/6/19
@ 101.53(a)(d)	164,000	161,129
Boardwalk Pipelines LP, 4.80%,
5/3/29, Callable 2/3/29
@ 100.00(a)	115,000	122,248
Boardwalk Pipelines LP, 5.95%,
6/1/26, Callable 3/1/26
@ 100.00(a)	89,000	99,775
Brandywine Operating Partnership LP,
3.95%, 11/15/27, Callable 8/15/27
@ 100.00(a)	35,000	36,882
Buckeye Partners LP, 6.38%
(US0003M + 402 bps), 1/22/78,
Callable 1/22/23 @ 100.00(a)(c)	55,000	40,150
Building Materials Corp., 6.00%,
10/15/25, Callable 10/15/20
@ 103.00(a)(d)	50,000	52,500
Camelot Finance SA, 4.50%, 11/1/26,
Callable 11/1/22 @ 102.25(a)(d)	20,000	20,208
Capital One Financial Corp., 3.75%,
7/28/26, Callable 6/28/26
@ 100.00(a)	65,000	68,650
Capital One Financial Corp., 4.20%,
10/29/25, Callable 9/29/25
@ 100.00(a)	35,000	37,798
Capital One Financial Corp., 5.55%
(US0003M + 380 bps), Callable
6/1/20 @ 100.00(a)(b)(c)	50,000	50,916
Care Capital Properties, Inc.,
5.13%, 8/15/26, Callable 5/15/26
@ 100.00(a)	145,000	157,076
CCO Holdings LLC, 5.75%, 2/15/26,
Callable 2/15/21 @ 102.88(a)(d)	150,000	158,400
Celgene Corp., 5.00%, 8/15/45,
Callable 2/15/45 @ 100.00(a)	60,000	76,339
Centene Corp., 6.13%, 2/15/24,
Callable 12/6/19 @ 104.59(a)	29,000	30,151
Centene Escrow I Corp., 5.38%,
6/1/26, Callable 6/1/21
@ 104.03(a)(d)	35,000	37,048
Central Garden & Pet Co., 6.13%,
11/15/23, Callable 12/6/19
@ 103.06(a)	31,000	32,046
Charles River Laboratories
International, Inc., 4.25%, 5/1/28,
Callable 5/1/23 @ 102.13(a)(d)	36,000	36,679
Charter Communications Operating
LLC/Capital, 5.75%, 4/1/48,
Callable 10/1/47 @ 100.00(a)	200,000	229,690
Citigroup, Inc., 4.13%, 7/25/28	70,000	75,823
Citigroup, Inc., 4.60%, 3/9/26	40,000	43,995
Citigroup, Inc., 5.80% (US0003M
+ 409 bps), Callable 11/15/19
@ 100.00(a)(b)(c)	50,000	50,025
Clearwater Paper Corp., 4.50%,
2/1/23, Callable 12/6/19
@ 101.50(a)	19,000	19,071
Clearwater Paper Corp.,
5.38%, 2/1/25(d)	190,000	186,200
Cleveland-Cliffs, Inc., 5.88%, 6/1/27,
Callable 6/1/22 @ 102.94(a)(d)	175,000	166,906
CommScope Finance LLC,
6.00%, 3/1/26, Callable 3/1/22
@ 103.00(a)(d)	124,000	127,410
CommScope Finance LLC,
8.25%, 3/1/27, Callable 3/1/22
@ 104.13(a)(d)	75,000	71,042
Continental Resources, 4.90%,
6/1/44, Callable 12/1/43
@ 100.00(a)	110,000	108,901
Crestwood Midstream Partners LP/
Crestwood Midstream Finance
Corp., 5.63%, 5/1/27, Callable
5/1/22 @ 102.81(a)(d)	39,000	39,245
CSC Holdings LLC, 5.25%, 6/1/24	55,000	59,263
CSC Holdings LLC, 5.38%, 2/1/28,
Callable 2/1/23 @ 102.69(a)(d)	200,000	211,500
CSX Corp., 2.60%, 11/1/26, Callable
8/1/26 @ 100.00(a)	100,000	101,869
CSX Corp., 4.30%, 3/1/48, Callable
9/1/47 @ 100.00(a)	40,000	45,078
CSX Corp., 4.75%, 11/15/48, Callable
5/15/48 @ 100.00(a)	25,000	30,393
CyrusOne LP/CyrusOne Finance
Corp., 5.38%, 3/15/27, Callable
3/15/22 @ 102.69(a)	20,000	21,375
DCP Midstream LLC, 8.13%,
8/16/30	55,000	67,513
DCP Midstream Partners, 7.37%
(US0003M + 515 bps), Callable
12/15/22 @ 100.00(a)(b)(c)	40,000	38,500
Dell International LLC/EMC Corp.,
4.90%, 10/1/26, Callable 8/1/26
@ 100.00(a)(d)	200,000	216,984
Dell, Inc., 7.10%, 4/15/28	28,000	32,410
Diamond 1 Finance/Diamond 2,
5.88%, 6/15/21, Callable 11/21/19
@ 101.47(a)(d)	4,000	4,063
Diamond 1 Finance/Diamond 2,
6.02%, 6/15/26, Callable 3/15/26
@ 100.00(a)(d)	50,000	57,062
Diamond Sports Group LLC/
Diamond Sports Finance Co.,
5.38%, 8/15/26, Callable 8/15/22
@ 102.69(a)(d)	185,000	193,093

See notes to financial statements.	HSBC FAMILY OF FUNDS 19

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States, continued
Diamond Sports Group LLC/
Diamond Sports Finance Co.,
6.63%, 8/15/27, Callable 8/15/22
@ 103.31(a)(d)	185,000	190,550
Diamondback Energy, Inc., 4.75%,
11/1/24, Callable 12/6/19
@ 103.56(a)	12,000	12,405
Diamondback Energy, Inc., 5.38%,
5/31/25, Callable 5/31/20
@ 104.03(a)	27,000	28,215
Discover Bank, 3.45%, 7/27/26,
Callable 4/27/26 @ 100.00(a)	250,000	259,444
Discover Financial Services,
3.95%, 11/6/24, Callable 8/6/24
@ 100.00(a)	100,000	106,510
Eagle Holding Co. II LLC, 7.75%,
5/15/22, Callable 12/6/19
@ 101.00(a)(d)	100,000	101,500
Embarq Corp., 8.00%, 6/1/36	150,000	148,499
Enable Midstream Partners LP,
4.95%, 5/15/28, Callable 2/15/28
@ 100.00(a)	245,000	250,936
Energy Transfer Partners LP, 3.60%,
2/1/23, Callable 11/1/22
@ 100.00(a)	100,000	102,839
Energy Transfer Partners LP,
5.30%, 4/15/47, Callable 10/15/46
@ 100.00(a)	25,000	26,454
Energy Transfer Partners LP, 6.00%,
6/15/48, Callable 12/15/47
@ 100.00(a)	25,000	28,924
Energy Transfer Partners LP, 6.25%
(US0003M + 418 bps), Callable
2/15/23 @ 100.00(a)(b)(c)	50,000	46,500
EnLink Midstream Partners LP,
5.45%, 6/1/47, Callable 12/1/46
@ 100.00(a)	80,000	61,200
EnLink Midstream Partners LP, 6.00%
(US0003M + 411 bps), Callable
12/15/22 @ 100.00(a)(b)(c)	51,000	35,027
Enterprise Products Operating
LLC, 5.25% (US0003M + 303
bps), 8/16/77, Callable 8/16/27
@ 100.00(a)(c)	35,000	35,954
Enterprise Products Operating
LLC, 5.38% (US0003M + 257
bps), 2/15/78, Callable 2/15/28
@ 100.00(a)(c)	30,000	29,475
EPR Properties, 4.50%, 6/1/27,
Callable 3/1/27 @ 100.00(a)	35,000	37,485
EPR Properties, 4.75%, 12/15/26,
Callable 9/15/26 @ 100.00(a)	100,000	108,946
EPR Properties, 4.95%, 4/15/28,
Callable 1/15/28 @ 100.00(a)	35,000	38,430
Equinix, Inc., 5.88%, 1/15/26, Callable
1/15/21 @ 102.94(a)	200,000	212,440
Fifth Third Bancorp, 5.23%
(US0003M + 313 bps), Callable
12/6/19 @ 100.00(a)(b)(c)	50,000	50,063
Ford Motor Credit Co. LLC, 5.11%,
5/3/29, Callable 2/3/29
@ 100.00(a)	500,000	506,296
Fortune Brands Home & Security,
Inc., 4.00%, 9/21/23, Callable
8/21/23 @ 100.00(a)	35,000	37,061
Fox Corp., 4.71%, 1/25/29, Callable
10/25/28 @ 100.00(a)(d)	225,000	256,120
Freeport-McMoRan, Inc., 5.00%,
9/1/27, Callable 9/1/22
@ 102.50(a)	246,000	251,228
General Motors Acceptance Corp.,
8.00%, 11/1/31	200,000	279,500
General Motors Financial Co., Inc.,
3.34% (US0003M +
110 bps), 11/6/21(c)	40,000	40,090
General Motors Financial Co., Inc.,
3.55%, 7/8/22	300,000	307,764
General Motors Financial Co., Inc.,
4.35%, 1/17/27, Callable 10/17/26
@ 100.00(a)	80,000	82,506
Genesis Energy LP, 5.63%, 6/15/24,
Callable 12/6/19 @ 102.81(a)	30,000	27,975
Genesis Energy LP, 6.75%, 8/1/22,
Callable 12/6/19 @ 101.69(a)	23,000	23,115
Go Daddy Operating Co. LLC/GD
Finance Co., Inc., 5.25%, 12/1/27,
Callable 6/1/22 @ 102.63(a)(d)	100,000	106,000
Goldman Sachs Group, Inc., 4.22%
(US0003M + 130 bps), 5/1/29,
Callable 5/1/28 @ 100.00(a)(c)	40,000	43,766
Gray Television, Inc., 7.00%, 5/15/27,
Callable 5/15/22 @ 105.25(a)(d)	21,000	22,980
Greif, Inc., 6.50%, 3/1/27, Callable
3/1/22 @ 103.25(a)(d)	374,000	402,050
Gulfport Energy Corp., 6.38%,
5/15/25, Callable 5/15/20
@ 104.78(a)	136,000	82,280
Gulfport Energy Corp., 6.00%,
10/15/24, Callable 12/6/19
@ 104.50(a)	25,000	16,063
HCA, Inc., 4.13%, 6/15/29, Callable
3/15/29 @ 100.00(a)	65,000	68,896
HCA, Inc., 4.50%, 2/15/27, Callable
8/15/26 @ 100.00(a)	50,000	53,991
HCA, Inc., 5.50%, 6/15/47, Callable
12/15/46 @ 100.00(a)	35,000	39,845
HCP, Inc., 3.25%, 7/15/26, Callable
5/15/26 @ 100.00(a)	60,000	62,557
HealthSouth Corp., 5.75%, 11/1/24,
Callable 12/6/19 @ 100.96(a)	30,000	30,338
Herc Holdings, Inc., 5.50%, 7/15/27,
Callable 7/15/22 @ 102.75(a)(d)	180,000	186,525
Hillenbrand., Inc., 4.50%, 9/15/26,
Callable 7/15/26 @ 100.00(a)	300,000	309,512
Host Hotels & Resorts LP, 4.50%,
2/1/26, Callable 11/1/25
@ 100.00(a)	50,000	54,367

20 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

Corporate Bonds, continued

	Principal
	Amount ($)		Value ($)
United States, continued
IQVIA, Inc., 2.25%, 1/15/28, Callable
7/15/22 @ 101.13(a)(d)	EUR	100,000	113,917
Iron Mountain, Inc., 4.88%, 9/15/29,
Callable 9/15/24 @ 102.44(a)(d)		55,000	56,306
Jabil, Inc., 3.95%, 1/12/28, Callable
10/12/27 @ 100.00(a)		183,000	187,530
Jacobs Entertainment, Inc.,
7.88%, 2/1/24, Callable 2/1/20
@ 105.91(a)(d)		150,000	159,375
JBS USA LLC/JBS USA Finance LLC,
5.50%, 1/15/30, Callable 1/15/25
@ 102.75(a)(d)		55,000	59,263
JBS USA LLC/JBS USA Finance LLC,
6.50%, 4/15/29, Callable 4/15/24
@ 103.25(a)(d)		180,000	200,255
JPMorgan Chage & Co., 6.10%
(US0003M + 333 bps), Callable
10/1/24 @ 100.00(a)(b)(c)		40,000	43,913
Kennametal, Inc., 4.63%, 6/15/28,
Callable 3/15/28 @ 100.00(a)		335,000	356,626
Kinder Morgan, Inc., 3.05%,
12/1/19		150,000	150,102
KLA- Tencor Corp., 5.00%, 3/15/49,
Callable 9/15/48 @ 100.00(a)		55,000	65,961
LABL Escrow Issuer LLC, 6.75%,
7/15/26, Callable 7/15/22
@ 103.38(a)(d)		269,000	278,414
Lam Research Corp., 3.75%, 3/15/26,
Callable 1/15/26 @ 100.00(a)		250,000	269,945
Las Vegas Sands Corp., 3.50%,
8/18/26, Callable 6/18/26
@ 100.00(a)		100,000	101,930
Lennar Corp., 4.88%, 12/15/23,
Callable 9/15/23 @ 100.00(a)		20,000	21,400
Level 3 Financing, Inc., 4.63%,
9/15/27, Callable 9/15/22
@ 102.31(a)(d)		183,000	185,974
Level 3 Financing, Inc., 5.38%,
5/1/25, Callable 5/1/20
@ 102.69(a)		150,000	155,063
Lowe’s Cos., Inc., 3.65%, 4/5/29,
Callable 1/5/29 @ 100.00(a)		300,000	322,804
Manitowoc Co., Inc., 9.00%, 4/1/26,
Callable 4/1/22 @ 104.50(a)(d)		34,000	32,683
Match Group, Inc., 5.63%, 2/15/29,
Callable 2/15/24 @ 102.81(a)(d)		166,000	177,828
MGM Growth/MGM Finance, 4.50%,
9/1/26, Callable 6/1/26
@ 100.00(a)		25,000	26,563
Morgan Stanley, 4.35%,
9/8/26, MTN		250,000	272,410
MPT Operating Partnership LP,
4.63%, 8/1/29, Callable 8/1/24
@ 102.31(a)		103,000	107,443
MPT Operating Partnership LP,
5.00%, 10/15/27, Callable 10/15/22
@ 102.50(a)		53,000	55,915
MTS Systems Corp., 5.75%, 8/15/27,
Callable 8/15/22 @ 102.88(a)(d)		41,000	42,948
Navient Corp., 5.88%, 10/25/24		250,000	255,625
Navient Corp., 6.50%, 6/15/22		150,000	160,500
NRG Energy, Inc., 4.45%, 6/15/29,
Callable 3/15/29 @ 100.00(a)(d)		70,000	74,243
NRG Energy, Inc., 5.25%, 6/15/29,
Callable 6/15/24 @ 102.63(a)(d)		90,000	96,525
Olin Corp., 5.00%, 2/1/30, Callable
2/1/24 @ 102.50(a)		250,000	246,249
Olin Corp., 5.63%, 8/1/29, Callable
8/1/24 @ 102.81(a)		136,000	141,205
Omega Healthcare Investors, Inc.,
4.38%, 8/1/23, Callable 6/1/23
@ 100.00(a)		25,000	26,549
Owens-Brockway Packaging, Inc.,
5.00%, 1/15/22(d)		50,000	51,625
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25(d)		226,000	237,865
Panther BF Aggregator 2 LP,
6.25%, 5/15/26, Callable 5/15/22
@ 103.13(a)(d)		244,000	257,956
PBF Holding Co. LLC, 7.00%,
11/15/23, Callable 12/6/19
@ 103.50(a)		25,000	25,750
PBF Holding Co. LLC, 7.25%,
6/15/25, Callable 6/15/20
@ 105.44(a)		38,000	39,710
Performance Food Group, Inc.,
5.50%, 10/15/27, Callable 10/15/22
@ 102.75(a)(d)		36,000	38,070
PetSmart, Inc., 5.88%, 6/1/25,
Callable 6/1/20 @ 102.94(a)(d)		150,000	147,750
Plains All American Pipeline LP, 6.12%
(US0003M + 411 bps), Callable
11/15/22 @ 100.00(a)(b)(c)		13,000	12,123
Plastipak Holdings, Inc., 6.25%,
10/15/25, Callable 10/15/20
@ 103.13(a)(d)		159,000	131,175
PPL Capital Funding, Inc., 4.00%,
9/15/47, Callable 3/15/47
@ 100.00(a)		50,000	51,960
Prime Security Services Borrower
LLC/Prime Finance, Inc.,
5.25%, 4/15/24(d)		157,000	160,729
Prudential Financial, Inc., 5.38%
(US0003M + 303 bps), 5/15/45,
Callable 5/15/25 @ 100.00(a)(c)		300,000	326,911
PulteGroup, Inc., 5.50%, 3/1/26,
Callable 12/1/25 @ 100.00(a)		166,000	185,962
Rayonier AM Products, Inc.,
5.50%, 6/1/24, Callable 12/6/19
@ 102.75(a)(d)		124,000	85,870
Refinitiv US Holdings, Inc., 6.25%,
5/15/26, Callable 11/15/21
@ 103.13(a)(d)		136,000	147,730
Refinitiv US Holdings, Inc., 8.25%,
11/15/26, Callable 11/15/21
@ 104.13(a)(d)		204,000	228,990
Rockies Express Pipeline LLC,
4.95%, 7/15/29, Callable 4/15/29
@ 100.00(a)(d)		70,000	69,754

See notes to financial statements.	HSBC FAMILY OF FUNDS 21

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

Corporate Bonds, continued

	Principal
	Amount ($)		Value ($)
United States, continued
Sabine Pass Liquefaction LLC,
5.63%, 3/1/25, Callable 12/1/24
@ 100.00(a)		35,000	39,156
Sabra Health Care LP/Sabra Capital
Corp., 4.80%, 6/1/24, Callable
5/1/24 @ 100.00(a)		50,000	52,665
Sabre Global, Inc., 5.25%, 11/15/23,
Callable 12/6/19 @ 102.63(a)(d)		32,000	32,800
Santander Holdings USA, Inc., 3.50%,
6/7/24, Callable 5/7/24
@ 100.00(a)		225,000	231,798
SBA Communications Corp.,
4.88%, 9/1/24, Callable 12/6/19
@ 103.66(a)		20,000	20,775
Scientific Games International, Inc.,
5.00%, 10/15/25, Callable 10/15/20
@ 103.75(a)(d)		150,000	154,500
Senior Housing Properties Trust,
4.75%, 2/15/28, Callable 8/15/27
@ 100.00(a)		230,000	237,102
Service Corp. International, 4.63%,
12/15/27, Callable 12/15/22
@ 102.31(a)		65,000	67,925
Service Corp. International, 5.13%,
6/1/29, Callable 6/1/24
@ 102.56(a)		55,000	58,575
Sirius XM Radio, Inc., 5.50%, 7/1/29,
Callable 7/1/24 @ 102.75(a)(d)		183,000	197,754
Spectra Energy Partners, 4.50%,
3/15/45, Callable 9/15/44
@ 100.00(a)		15,000	16,430
Sprint Corp., 7.63%, 3/1/26, Callable
11/1/25 @ 100.00(a)		75,000	82,969
Sprint Corp., 7.88%, 9/15/23		90,000	99,338
Sprint Spectrum/Spec I,
4.74%, 3/20/25(d)		300,000	319,877
Sunoco Logistics Partners Operations
LP, 5.40%, 10/1/47, Callable 4/1/47
@ 100.00(a)		40,000	42,948
Sunoco LP/Sunoco Finance Corp.,
6.00%, 4/15/27, Callable 4/15/22
@ 103.00(a)		17,000	17,850
Synchrony Financial, 3.70%, 8/4/26,
Callable 5/4/26 @ 100.00(a)		30,000	30,932
Synovus Financial Corp., 3.13%,
11/1/22, Callable 10/1/22
@ 100.00(a)		20,000	20,308
Talen Energy Supply LLC, 6.63%,
1/15/28, Callable 1/15/23
@ 103.31(a)(d)		55,000	53,075
Targa Resources Partners LP,
5.00%, 1/15/28, Callable 1/15/23
@ 102.50(a)		15,000	14,888
Targa Resources Partners LP,
5.25%, 5/1/23, Callable 12/6/19
@ 100.88(a)		30,000	30,113
Tegna, Inc., 5.00%, 9/15/29, Callable
9/15/24 @ 102.50(a)(d)		125,000	126,719
Tenet Healthcare Corp., 5.13%,
11/1/27, Callable 11/1/22
@ 102.56(a)(d)		94,000	97,992
Tenneco, Inc., 5.00%, 7/15/26,
Callable 7/15/21 @ 102.50(a)		3,000	2,385
The Chemours Co., 5.38%, 5/15/27,
Callable 2/15/27 @ 100.00(a)		25,000	22,215
The Chemours Co., 7.00%, 5/15/25,
Callable 5/15/20 @ 103.50(a)		134,000	129,310
The Goldman Sachs Group, Inc.,
4.75%, 10/12/21	EUR	100,000	121,275
Time Warner Cable, Inc., 4.50%,
9/15/42, Callable 3/15/42
@ 100.00(a)		100,000	99,662
Truck Hero, Inc., 8.50%, 4/21/24,
Callable 4/30/21 @ 104.25(a)(d)		143,000	141,928
United Rentals, Inc., 6.50%, 12/15/26,
Callable 12/15/21 @ 103.25(a)		127,000	137,478
Vistra Operations Co. LLC, 5.00%,
7/31/27, Callable 7/31/22
@ 102.50(a)(d)		105,000	108,675
Warrior Met Coal, Inc., 8.00%,
11/1/24, Callable 11/1/20
@ 104.00(a)(d)		16,000	16,320
WellCare Health Plans, Inc.,
5.38%, 8/15/26, Callable 8/15/21
@ 104.03(a)(d)		50,000	53,188
Wells Fargo & Co., 5.89% (US0003M
+ 377 bps), Callable 12/15/19
@ 100.00(a)(b)(c)		27,000	27,338
Welltower, Inc., 4.13%, 3/15/29,
Callable 12/15/28 @ 100.00(a)		30,000	32,863
Welltower, Inc., 4.95%, 9/1/48,
Callable 3/1/48 @ 100.00(a)		35,000	42,737
WRKCo, Inc., 3.90%, 6/1/28, Callable
3/1/28 @ 100.00(a)		70,000	75,032
WRKCo, Inc., 4.65%, 3/15/26,
Callable 1/15/26 @ 100.00(a)		50,000	55,260
Yum! Brands, Inc., 4.75%, 1/15/30,
Callable 10/15/29 @ 100.00(a)(d)		73,000	76,559
Zayo Group LLC/Zayo Capital LLC,
6.00%, 4/1/23, Callable 12/6/19
@ 103.00(a)		50,000	51,426
			20,092,191
TOTAL CORPORATE BONDS
(COST $19,436,977)			20,092,191

U.S. Treasury Obligations — 4.5%

U.S. Treasury Bills — 1.1%
1.53%, 3/26/20(f)		325,000	322,982
U.S. Treasury Bonds — 0.5%
2.88%, 5/15/49		26,000	29,926
3.38%, 11/15/48		86,000	108,216
			138,142

22 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

U.S. Treasury Obligations, continued

	Principal
	Amount ($)	Value ($)
U.S. Treasury Notes — 2.9%
1.25%, 8/31/24	16,000	15,804
1.63%, 8/15/29	29,000	28,827
2.38%, 5/15/29	492,000	521,693
2.50%, 2/28/21	100,000	101,176
2.63%, 2/15/29	186,000	201,083
		868,583
TOTAL U. S. TREASURY OBLIGATIONS
(COST $1,290,314)		1,329,707

Investment Companies — 0.3%

	Shares
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 2.26%(g)	84,585	84,585
TOTAL INVESTMENT COMPANIES
(COST $84,585)		84,585
TOTAL INVESTMENTS
IN SECURITIES
(COST $28,684,323) — 98.3%		29,311,196
Other Assets (Liabilities) - 1.7%		521,994
NET ASSETS - 100%		$29,833,190

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on October 31, 2019. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	Defaulted security.
(f)	Rate presented represents the effective yield at time of purchase.
(g)	The rate represents the annualized one day yield that was in effect on October 31, 2019.
NM Not meaningful, amount is less than 0.05%.

bps - Basis Points
EUR - Euro
EUR003M - 3 Month EUR LIBOR
EUSA12 - Euro 12 Year Swap Rate
H15T5Y - 5 Year Treasury Constant Maturity Rate
MTN - Medium Term Note
ULC - Unlimited Liability Co.
USISDA05 - 5 Year ICE Swap Rate
US0003M - 3 Month US Dollar LIBOR

See notes to financial statements.	HSBC FAMILY OF FUNDS 23

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of October 31, 2019:

Percentage of
Industry	Net Assets at Value (%)*
Oil, Gas & Consumable Fuels	10.8
Consumer Finance	10.4
Banks	7.3
Containers & Packaging	5.2
Equity Real Estate Investment Trusts	4.8
Media	4.5
U.S. Treasury Obligation	4.5
Chemicals	3.8
Metals & Mining	3.7
Hotels, Restaurants & Leisure	3.6
Sovereign Bond	3.1
Diversified Financial Services	2.8
Wireless Telecommunication Services	2.4
Machinery	2.3
Trading Companies & Distributors	2.0
Auto Components	1.9
Electric Utilities	1.7
IT Services	1.6
Specialty Retail	1.6
Diversified Telecommunication Services	1.5
Aerospace & Defense	1.5
Capital Markets	1.5
Thrifts & Mortgage Finance	1.4
Health Care Providers & Services	1.4
Semiconductors &
Semiconductor Equipment	1.1
Insurance	1.1
Technology Hardware, Storage
& Peripherals	1.0
Food Products	0.9
Electronic Equipment, Instruments
& Components	0.8
Household Durables	0.7
Paper & Forest Products	0.7
Industrial Conglomerates	0.7
Communications Equipment	0.7
Interactive Media & Services	0.6
Road & Rail	0.6
Independent Power and Renewable	0.6
Pharmaceuticals	0.6
Commercial Services & Supplies	0.5
Life Sciences Tools & Services	0.5
Diversified Consumer Services	0.4
Building Products	0.3
Investment Companies	0.3
Biotechnology	0.3
Independent Power and Renewable
Electricity Producers	0.2
Food & Staples Retailing	0.1
Software	0.1
Household Products	0.1
Energy Equipment & Services	0.1
Total	98.3
____________________

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Schedule of Portfolio Investments.

24	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of October 31, 2019 (continued)

Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at		Notional		Paid/	Appreciation/
	Pay Fixed	Payment	October 31,	Expiration	Amount	Value	(Received)	(Depreciation)
Underlying Instrument	Rate (%)	Frequency	2019 (%)(b)	Date	($)(c)	($)	($)	($)
CDX N.A. High Yield Index,
Series 33	5.00	Quarterly	3.40	12/20/24	1,050,000	(74,288)	(62,459)	(11,829)
CDX N.A. Investment Grade Index,
Series 33	1.00	Quarterly	0.55	12/20/24	12,500,000	(271,414)	(255,474)	(15,940)
						(345,702)	(317,933)	(27,769)

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

Forward Foreign Currency Exchange Contracts - Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of		Description and amount			Settlement	(Depreciation)
currency to be purchased		of currency to be sold		Counterparty	Date	($)
U.S. Dollar	1,580,089	European Euro	1,445,000	UBS AG	11/4/19	(31,791)
U.S. Dollar	80,485	European Euro	72,020	Goldman Sachs	12/3/19	(8)
						(31,799)

Forward Foreign Currency Exchange Contracts - Long Contracts
						Net Unrealized
						Appreciation/
Description and amount of		Description and amount			Settlement	(Depreciation)
currency to be purchased		of currency to be sold		Counterparty	Date	($)
European Euro	45,000	U.S. Dollar	50,184	UBS AG	11/4/19	13
						13

			Total unrealized appreciation			$13
			Total unrealized depreciation			(31,799)
			Total net unrealized appreciation/(depreciation)			$(31,786)
See notes to financial statements.	HSBC FAMILY OF FUNDS	25

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities – as of October 31, 2019

	HSBC	HSBC
	High Yield	Strategic Income
	Fund	Fund
Assets:
Investment in securities, at value	$32,273,558	$29,311,196
Foreign currency, at value	50,029	20,136
Cash held as collateral at brokers for centrally cleared swaps	—	154,076
Unrealized appreciation on forward foreign currency exchange contracts	—	13
Interest and dividends receivable	519,137	417,723
Receivable for investments sold	57,641	405,592
Receivable from Investment Adviser	19,275	12,246
Variation margin on centrally cleared swap agreements	—	8,890
Prepaid expenses and other assets	10,858	10,754
Total Assets	32,930,498	30,340,626
Liabilities:
Distributions payable	20,038	17,008
Unrealized depreciation on forward foreign currency exchange contracts	17,674	31,799
Payable for investments purchased	87,812	350,567
Payable for capital shares redeemed	261	558
Accrued expenses and other payables:
Administration	1,073	979
Shareholder Servicing	662	194
Accounting	8,249	8,967
Custodian	2,016	757
Printing	7,831	6,622
Professional	79,333	79,332
Transfer Agent	1,521	1,317
Trustee	1,499	1,499
Other	5,808	7,837
Total Liabilities	233,777	507,436
Net Assets	$32,696,721	$29,833,190
____________________

Amounts designated as ”—” are $0.00 or have been rounded to $0.00.

26	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities – as of October 31, 2019 (continued)

	HSBC	HSBC
	High Yield	Strategic Income
	Fund	Fund
Composition of Net Assets:
Paid in capital	$33,083,595	$28,989,591
Total distributable earnings/(loss)	(386,874)	843,599
Net Assets	$32,696,721	$29,833,190

Net Assets:
Class A Shares	$3,252,826	$284,838
Class I Shares	29,443,895	29,548,352
Total	$32,696,721	$29,833,190
Shares Outstanding:
($ 0.001 par value, unlimited number of shares authorized):
Class A Shares	332,919	27,883
Class I Shares	3,002,611	2,873,969
Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$9.77	$10.22
Class I Shares	$9.81	$10.28
Maximum Sales Charge:
Class A Shares	3.75%	3.75%
Maximum Offering Price per share
(Net Asset Value / (100%-maximum sales charge))
Class A Shares	$10.15	$10.62
Investments in securities, at cost	$31,975,198	$28,684,323
Foreign currency, at cost	$49,169	$19,825

See notes to financial statements.	HSBC FAMILY OF FUNDS	27

HSBC FAMILY OF FUNDS

Statements of Operations – For the year ended October 31, 2019

		HSBC
	HSBC	Strategic
	High Yield	Income
	Fund	Fund
Investment Income:
Interest	$1,661,036	$1,368,136
Dividends	138,241	25,633
Foreign tax withholding	(582)	(5,240)
Total Investment Income	1,798,695	1,388,529
Expenses:
Investment Management	203,128	185,377
Operational Support:
Class A Shares	2,736	146
Administration:
Class A Shares	1,049	55
Class I Shares	10,929	10,876
Shareholder Servicing:
Class A Shares	6,566	219
Accounting	82,980	94,153
Compliance Services	31,392	31,392
Custodian	10,641	12,681
Printing	15,778	12,335
Professional	179,584	181,771
Transfer Agent	15,047	13,292
Trustee	80,999	80,999
Registration fees	31,324	31,224
Other	30,685	32,775
Total expenses before fee and expense reductions	702,838	687,295
Fees contractually reduced/reimbursed by Investment Adviser	(450,112)	(461,092)
Net Expenses	252,726	226,203

Net Investment Income	1,545,969	1,162,326

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments in securities and foreign
currency translations	(460,632)	356,698
Net realized gains/(losses) from futures contracts	7,147	1,305
Net realized gains/(losses) from forward foreign currency exchange contracts	192,505	260,551
Net realized gains/(losses) from swap agreements	24,384	(25,468)
Change in unrealized appreciation/depreciation on investments in
securities and foreign currency translations	1,224,119	1,253,995
Change in unrealized appreciation/depreciation on futures contracts	5,726	(1,088)
Change in unrealized appreciation/depreciation on forward foreign currency contracts	(124,879)	(171,537)
Change in unrealized appreciation/depreciation on swap agreements	(21,488)	(65,851)
Net realized/unrealized gains/(losses) on investments	846,882	1,608,605
Change in Net Assets Resulting from Operations	$2,392,851	$2,770,931

28	HSBC FAMILY OF FUNDS	See notes to financial statements.

     HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC High		HSBC Strategic
	Yield Fund		Income Fund
	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	October 31,	October 31,	October 31,	October 31,
	2019	2018	2019	2018
Investment Activities:
Operations:
Net investment income/(loss)	$1,545,969	$1,377,783	$1,162,326	$919,439
Net realized gains/(losses) from investments	(236,596)	585,419	593,086	405,561
Change in unrealized appreciation/depreciation on investments	1,083,478	(2,107,032)	1,015,519	(1,922,987)
Change in net assets resulting from operations	2,392,851	(143,830)	2,770,931	(597,987)

Distributions to shareholders:
Class A Shares	(167,218)	(107,796)	(8,530)	(6,841)
Class I Shares	(1,836,512)	(1,389,290)	(1,733,815)	(943,491)
Tax return of capital:
Class A Shares	(7,784)	—	—	—
Class I Shares	(85,484)	—	—	—
Change in net assets resulting from distributions to shareholders	(2,096,998)	(1,497,086)	(1,742,345)	(950,332)
Change in net assets resulting from capital transactions	2,284,750	1,667,615	1,546,304	638,556
Change in net assets	2,580,603	26,699	2,574,890	(909,763)

Net Assets:
Beginning of period	30,116,118	30,089,419	27,258,300	28,168,063
End of period	$32,696,721	$30,116,118	$29,833,190	$27,258,300
____________________

Amounts designated as ”—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	29

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC High		HSBC Strategic
	Yield Fund		Income Fund
	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	October 31,	October 31,	October 31,	October 31,
	2019	2018	2019	2018
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$841,156	$503,745	$157,133	$1,210
Dividends reinvested	171,883	105,282	6,970	6,334
Value of shares redeemed	(186,338)	(129,960)	(1,350)	(167,569)
Class A Shares capital transactions	826,701	479,067	162,753	(160,025)

Class I Shares:
Proceeds from shares issued	—	—	56,120	—
Dividends reinvested	1,458,049	1,188,548	1,327,431	806,095
Value of shares redeemed	—	—	—	(7,514)
Class I Shares capital transactions	1,458,049	1,188,548	1,383,551	798,581
Change in net assets resulting from capital transactions	$2,284,750	$1,667,615	$1,546,304	$638,556

SHARE TRANSACTIONS:
Class A Shares:
Issued	86,335	50,036	15,353	119
Reinvested	17,866	10,601	699	622
Redeemed	(19,146)	(12,981)	(133)	(16,730)
Change in Class A Shares	85,055	47,656	15,919	(15,989)

Class I Shares:
Issued	—	—	5,450	—
Reinvested	151,401	119,271	133,096	79,251
Redeemed	—	—	—	(717)
Change in Class I Shares	151,401	119,271	138,546	78,534
____________________

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

30	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC HIGH YIELD FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions						Ratios/Supplementary Data
			Net Realized										Ratio of Net	Ratio of
			and								Net		Investment	Expenses
	Net Asset	Net	Unrealized			Net Realized					Assets	Ratio of Net	Income/	to Average
	Value,	Investment	Gains/	Total from	Net	Gains from			Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income/	(Losses) from	Investment	Investment	Investment	Return of	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Capital	Distributions	of Period	Return(b)	(000’s)	Assets(c)	Assets(c)	Reductions)(c)	(b)(d)
CLASS A SHARES
Year Ended October 31, 2019	$9.69	$0.45	$0.26	$0.71	$(0.60)	$—	$(0.03)	$(0.63)	$9.77	7.59%	$3,253	1.12%	4.63%	2.55%	76	%(e)
Year Ended October 31, 2018	10.24	0.42	(0.50)	(0.08)	(0.47)	—	—	(0.47)	9.69	(0.84)%	2,402	1.15%	4.24%	2.57%	50%
Year Ended October 31, 2017	9.97	0.42	0.30	0.72	(0.45)	—	—	(0.45)	10.24	7.45%	2,049	1.15%	4.15%	1.81%	42%
Year Ended October 31, 2016	9.67	0.41	0.28	0.69	(0.39)	—	—	(0.39)	9.97	7.37%	558	1.15%	4.27%	1.72%	50%
Period Ended October 31, 2015(f)	10.00	0.12	(0.34)	(0.22)	(0.11)	—	—	(0.11)	9.67	(2.23)%	140	1.15%	4.13%	1.93%	31%
CLASS I SHARES
Year Ended October 31, 2019	9.72	0.48	0.27	0.75	(0.63)	—	(0.03)	(0.66)	9.81	8.03%	29,444	0.78%	4.98%	2.22%	76	%(e)
Year Ended October 31, 2018	10.26	0.46	(0.50)	(0.04)	(0.50)	—	—	(0.50)	9.72	(0.41)%	27,714	0.80%	4.59%	2.22%	50%
Year Ended October 31, 2017	9.98	0.45	0.31	0.76	(0.48)	—	—	(0.48)	10.26	7.84%	28,040	0.80%	4.50%	1.48%	42%
Year Ended October 31, 2016	9.68	0.45	0.26	0.71	(0.41)	—	—	(0.41)	9.98 (g)	7.68%	26,168	0.80%	4.64%	1.59%	50%
Period Ended October 31, 2015(f)	10.00	0.13	(0.34)	(0.21)	(0.11)	—	—	(0.11)	9.68	(2.15)%	24,378	0.80%	4.45%	1.64%	31%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Portfolio turnover increased significantly during the year due to change in investment strategy of the Fund.
(f)	Commencement of operations on July 14, 2015.
(g)	The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.
Amounts designated as “—“ are $ 0.00 or have been rounded to $ 0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	31

HSBC STRATEGIC INCOME FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net Realized									Ratio of Net	Ratio of
			and							Net		Investment	Expenses
	Net Asset	Net	Unrealized			Net Realized				Assets	Ratio of Net	Income/	to Average
	Value,	Investment	Gains/	Total from	Net	Gains from		Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income/	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	of Period	Return(b)	(000’s)	Assets(c)	Assets(c)	Reductions)(c)	(b)(d)
CLASS A SHARES
Year Ended October 31, 2019	$9.88	$0.37	$0.57	$0.94	$(0.60)	$—	$(0.60)	$10.22	9.83%	$285	1.13%	3.72%	2.58%	104	%(e)
Year Ended October 31, 2018	10.45	0.30	(0.55)	(0.25)	(0.32)	—	(0.32)	9.88	(2.39)%	118	1.15%	2.94%	2.61%	51%
Year Ended October 31, 2017	10.24	0.29	0.23	0.52	(0.31)	—	(0.31)	10.45	5.24%	292	1.15%	2.86%	1.81%	44%
Year Ended October 31, 2016	9.83	0.30	0.38	0.68	(0.27)	—	(0.27)	10.24	7.04%	107	1.15%	2.99%	1.71%	47%
Period Ended October 31, 2015(f)	10.00	0.09	(0.18)	(0.09)	(0.08)	—	(0.08)	9.83	(0.93)%	99	1.15%	2.89%	1.89%	24%
CLASS I SHARES
Year Ended October 31, 2019	9.92	0.41	0.57	0.98	(0.62)	—	(0.62)	10.28	10.24%	29,548	0.79%	4.08%	2.41%	104	%(e)
Year Ended October 31, 2018	10.49	0.34	(0.56)	(0.22)	(0.35)	—	(0.35)	9.92	(2.12)%	27,140	0.80%	3.32%	2.44%	51%
Year Ended October 31, 2017	10.26	0.33	0.23	0.56	(0.33)	—	(0.33)	10.49	5.62%	27,876	0.80%	3.21%	1.58%	44%
Year Ended October 31, 2016	9.83	0.33	0.39	0.72	(0.29)	—	(0.29)	10.26	7.43%	26,505	0.80%	3.34%	1.61%	47%
Period Ended October 31, 2015(f)	10.00	0.10	(0.18)	(0.08)	(0.09)	—	(0.09)	9.83	(0.84)%	24,696	0.80%	3.24%	1.61%	24%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Portfolio turnover increased significantly during the year due to change in investment strategy of the Fund.
(f)	Commencement of operations on July 14, 2015.
Amounts designated as “—“ are $ 0.00 or have been rounded to $ 0.00.

32	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of October 31, 2019, the Trust is composed of 8 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC High Yield Fund
(formerly HSBC Global High Yield Bond Fund)*	High Yield Fund

HSBC Strategic Income Fund
(formerly HSBC Global High Income Bond Fund)*	Strategic Income Fund
____________________

*	The Fund changed its name and principal investment strategy effective April 1, 2019.

Financial statements for all other funds of the Trust are published separately. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The share classes offered by each Fund and the maximum sales charge for Class A Shares are summarized in the following table.

	Share	Class A Shares
Fund	Classes Offered	Maximum Sales Charge
High Yield Fund	A, I	3.75*%
Strategic Income Fund	A, I	3.75*%

*	Effective October 1, 2019. Prior to October 1, 2019, the maximum sales charge was 4.75%.

Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

HSBC FAMILY OF FUNDS	33

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

Securities Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

Foreign Currency Translation:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Foreign Taxes:

Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue foreign capital gains taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

Restricted Securities and Illiquid Investments:

The Funds may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be classified as liquid by the Investment Adviser (as defined in Note 4) under the Funds’ liquidity risk management program, as approved by the Board of Trustees (the “Board”). Therefore, not all restricted securities are considered illiquid. To the extent that a Fund purchases securities that are restricted as to resale or for which current market quotations are not available, such securities will be valued based upon all relevant factors as outlined in Securities and Exchange Commission Financial Reporting Release No. 1. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

34	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

Participation Notes and Participatory Notes:

The Funds may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instruments at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a Fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a Fund that holds them to counterparty risk (and this risk may be amplified if the Fund purchases P-notes from only a small number of issuers).

Derivative Instruments:

All open derivative positions at period end are reflected on each Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

Each Fund may enter into forward foreign currency exchange contracts. The Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. Forward foreign currency exchange contracts may involve credit or market risk in excess of the amounts reflected on the Statements of Assets and Liabilities.

During the year ended October 31, 2019, the Funds entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes. The notional amount of forward foreign currency exchange contracts outstanding as of October 31, 2019 and the monthly average notional amount for these contracts during the year ended October 31, 2019 were as follows:

	Outstanding		Monthly Average
	Notional Amount ($)		Notional Amount ($)
	Long	Short	Long		Short
Forward Foreign Currency Exchange Contracts:
High Yield Fund	—	(1,768,834)	—		(3,428,385)
Strategic Income Fund	50,184	(1,660,574)	46,111	(a)	(4,588,621)
____________________

(a)	For the period December 1, 2018 to February 28, 2019 and October 1, 2019 to October 31, 2019.

HSBC FAMILY OF FUNDS	35

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Notes to Financial Statements—as of October 31, 2019 (continued)

Futures Contracts:

The Funds may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the year ended October 31, 2019, the Funds invested in futures contracts to gain exposure to certain markets and for hedging purposes. As of October 31, 2019, the funds did not hold any futures contracts. The monthly average notional amount for these contracts for the year ended October 31, 2019 were as follows:

	Monthly Average
	Notional Amount ($)
	Long		Short
Futures Contracts:
High Yield Fund	359,677	(a)	—
Strategic Income Fund	402,916	(a)	(360,109	)(a)
____________________

(a)	For the period November 1, 2018 to February 28, 2019.

Swap Agreements:

The Funds may enter into swap contracts in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swaps”). The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term ‘specified’ index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

The Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument with a Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as a liability or asset, respectively. These upfront receipts and payments are amortized or accreted to gains or losses over the life of the swap agreement. Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in “unrealized appreciation or depreciation on swap agreements”. Daily changes in valuation of centrally cleared swaps, if any, are recorded as “variation margin on swap agreements”. Net periodic payments received or paid by the Funds are recorded as “realized gains or losses on swap agreements”. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty are generally collateralized by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or by pledging such securities as collateral.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Fund as a seller of protection

36	HSBC FAMILY OF FUNDS

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Notes to Financial Statements—as of October 31, 2019 (continued)

could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding for which a Fund is the seller of protection are disclosed in the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to a Fund. Swap agreements may involve credit or market risk in excess of the amounts reflected on the Statements of Assets and Liabilities.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

During the year ended October 31, 2019, the Funds entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk. The notional amount of swap agreements outstanding as of October 31, 2019 and the monthly average notional amount for these agreements during the year ended October 31, 2019 were as follows:

	Outstanding		Monthly Average
	Notional Amount ($)		Notional Amount ($)
	Buy	Sell	Buy	Sell
	Protection	Protection	Protection	Protection
Credit Default Swap Agreements:
High Yield Fund	—	—	—	(416,350	)(a)
Strategic Income Fund	13,550,000	—	6,081,214 (b)	(627,000	)(a)
____________________

(a)	For the period November 1, 2018 to February 28, 2019.
(b)	For the period April 1, 2019 to October 31, 2019.

HSBC FAMILY OF FUNDS	37

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Notes to Financial Statements—as of October 31, 2019 (continued)

Summary of Derivative Instruments:

The following is a summary of the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2019:

	Assets		Liabilities
	Unrealized		Unrealized
	Appreciation		Depreciation
	on Forward		on Forward
	Foreign		Foreign
	Currency	Swap	Currency	Swap
	Exchange	Agreements	Exchange	Agreements
Fund	Contracts ($)	at Value ($)*	Contracts ($)	at Value ($)*
Foreign Exchange Rate Risk Exposure:
High Yield Fund	—	—	17,674	—
Strategic Income Fund	13	—	31,799	—

Credit Contracts Risk Exposure:
Strategic Income Fund	—	—	—	345,702
____________________

*	Total fair value is presented by Primary Risk Exposure. For forward foreign currency contracts, such amounts represent the appreciation (for asset derivatives) or depreciation (for liability derivatives). Centrally cleared swaps are reported at value, which includes movements of variation margin. The Statements of Assets and Liabilities only reflect the current day variation margin.

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended October 31, 2019:

	Realized Gain (Loss) on Derivatives
	Recognized as a Result from Operations
	Net Realized
	Gains (Losses)	Net Realized	Net Realized
	from Forward	Gains (Losses)	Gains (Losses)
	Foreign Currency	from Futures	from Swap
Fund	Exchange Contracts ($)	Contracts ($)	Agreements ($)
Foreign Exchange Rate Risk Exposure:
High Yield Fund	192,505	—	—
Strategic Income Fund	260,551	—	—

Credit Contracts Risk Exposure:
High Yield Fund	—	—	24,384
Strategic Income Fund	—	—	(25,468)

Interest Rate Risk Exposure:
High Yield Fund	—	7,147	—
Strategic Income Fund	—	1,305	—

38	HSBC FAMILY OF FUNDS

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Notes to Financial Statements—as of October 31, 2019 (continued)

	Net Change in Unrealized Appreciation/Depreciation
	on Derivatives Recognized as a Result from Operations
	Change in Unrealized	Change in	Change in
	Appreciation/	Unrealized	Unrealized
	Depreciation	Appreciation/	Appreciation/
	on Forward	Depreciation	Depreciation
	Foreign Currency	on Futures	on Swap
Fund	Exchange Contracts ($)	Contracts ($)	Agreements ($)
Foreign Exchange Rate Risk Exposure:
High Yield Fund	(124,879)	—	—
Strategic Income Fund	(171,537)	—	—

Credit Contracts Risk Exposure:
High Yield Fund	—	—	(21,488)
Strategic Income Fund	—	—	(65,851)

Interest Rate Risk Exposure:
High Yield Fund	—	5,726	—
Strategic Income Fund	—	(1,088)	—

The Funds are generally subject to master netting arrangements that allow for amounts owed between each Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting arrangements do not apply to amounts owed to/from different counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to legally enforceable master netting arrangements in the Statements of Assets and Liabilities. The tables below present the gross and net amounts of the assets and liabilities with any offsets to reflect the Funds’ ability to reflect the master netting arrangements at October 31, 2019 in the Statements of Assets and Liabilities.

As of October 31, 2019, each Fund’s derivative assets and liabilities by type are as follows:

	High		Strategic
	Yield Fund		Income Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency contracts	$—	$17,674	$13	$31,799
Swap agreements	—	—	8,890	—
Total derivative assets and liabilities in the Statement of
Assets and Liabilities	—	17,674	8,903	31,799
Derivative asset and liabilities not subject to a master netting agreement
or similar agreement (“MNA”)	—	—	(8,890)	—
Total assets and liabilities subject to a MNA	$—	$17,674	$13	$31,799

HSBC FAMILY OF FUNDS 39

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Notes to Financial Statements—as of October 31, 2019 (continued)

The following table represents each Fund’s derivative assets by counterparty net of amounts available for offset under a master netting arrangement and net of the related collateral received by each Fund as of October 31, 2019:

	Derivative Assets	Derivatives	Non-cash	Cash	Net Amount
	Subject to a MNA	Available for	Collateral	Collateral	of Derivative
Counterparty	by Counterparty	Offset	Received (a)	Received (a)	Assets
Strategic Income Fund:
UBS AG	$13	$(13)	$—	$—	$—
Total	$13	$(13)	$—	$—	$—
____________________

(a)

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

The following table represents each Fund’s derivative liabilities by counterparty net of amounts available for offset under a master netting arrangement and net of the related collateral pledged by each Fund as of October 31, 2019:

	Derivative
	Liabilities	Derivatives	Non-cash		Net Amount of
	Subject to a MNA	Available	Collateral	Cash Collateral	Derivative
Counterparty	by Counterparty	for Offset	Pledged (a)	Pledged (a)	Liabilities
High Yield Fund:
Goldman Sachs	$17,674	$—	$—	$—	$17,674
Total	$17,674	$—	$—	$—	$17,674
Strategic Income Fund:
Goldman Sachs	$8	$—	$—	$—	$8
UBS AG	31,791	(13)	—	—	31,778
Total	$31,799	$(13)	$—	$—	$31,786
____________________

(a)

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Pursuant to each Fund’s ISDA Master Agreement for trading over-the-counter derivatives (“ISDA”), each Fund must notify counterparties if its net asset value (“NAV”) declines below a predetermined level over specified periods. In the event a Fund’s NAV declines below one of the predetermined levels, the decline may trigger an Additional Termination Event under the ISDA (“NAV Decline Trigger Event”) whereby each counterparty would have the right to declare an Early Termination Date, terminate the ISDA, and close-out all outstanding derivatives positions according to the close-out procedures of the ISDA. Pursuant to the terms of the ISDA, following a NAV Decline Trigger Event, counterparties may agree to waive their right to declare an Early Termination Date and thereby waive their right to terminate the ISDA and close-out any outstanding derivatives positions.

In addition to the provisions relating to Additional Termination Events, under the terms of the Credit Support Annex to the ISDA, parties to an ISDA are required to post collateral to the other party if any of their derivatives positions are in a position of net liability. If either party fails to post required collateral and such failure is not remedied following subsequent notice, the failure to post collateral may be an Additional Termination Event and the other party may declare an Early Termination Event, terminate the ISDA, and close out any outstanding derivatives position. As of October 31, 2019, for derivatives positions where the Funds were in a position of net liability, the balance of any collateral posted is included in the Statements of Assets and Liabilities.

40 HSBC FAMILY OF FUNDS

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Notes to Financial Statements—as of October 31, 2019 (continued)

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared and distributed monthly from each Fund. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Bonds and other fixed income securities (other than short-term obligations) are valued at the evaluated bid price, as of the time NAV is determined, supplied by an approved independent pricing service, based upon market transactions for normal, institutional-size trading units of similar securities, as well as yield, quality, coupon rate, maturity, callability or prepayment option, type and size of issue, trading characteristics and other market data (“matrix valuations”), without exclusive reliance on quoted prices on an exchange or over-the-counter prices. Because quoted prices on exchanges or over-the-counter prices are believed to reflect more accurately the fair value of such securities, matrix valuations are typically categorized as Level 2 in the fair value hierarchy.

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Notes to Financial Statements—as of October 31, 2019 (continued)

Investments in other mutual funds are valued at their NAVs, as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded option contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the prevailing forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and certain options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

Securities or other assets for which market quotations or an independent pricing service evaluation are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ NAV is calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When a Fund uses such a valuation model, the value assigned to the Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Funds to a significant extent.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

42 HSBC FAMILY OF FUNDS

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Notes to Financial Statements—as of October 31, 2019 (continued)

The following is a summary of the valuation inputs used as of October 31, 2019 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of country descriptions is disclosed in the Schedule of Portfolio Investments for each Fund:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
High Yield Fund
Investment Securities:
Foreign Bonds	—	531,164	—	531,164
Yankee Dollars	—	6,602,285	—	6,602,285
Corporate Bonds	—	22,378,050	—	22,378,050
Exchange Traded Funds	1,572,208	—	—	1,572,208
Investment Company	1,189,851	—	—	1,189,851
Total Investment Securities	2,762,059	29,511,499	—	32,273,558
Other Financial Instruments: (a)
Forward Foreign Currency Contracts	—	(17,674)	—	(17,674)
Total Investments	2,762,059	29,493,825	—	32,255,884

Strategic Income Fund
Investment Securities:
Foreign Bonds	—	1,116,699	—	1,116,699
Yankee Dollars	—	6,688,014	—	6,688,014
Corporate Bonds	—	20,092,191	—	20,092,191
U.S. Treasury Obligations	—	1,329,707	—	1,329,707
Investment Company	84,585	—	—	84,585
Total Investment Securities	84,585	29,226,611	—	29,311,196
Other Financial Instruments: (a)
Centrally Cleared Credit Default Swaps	—	(345,702)	—	(345,702)
Forward Foreign Currency Contracts	—	(31,786)	—	(31,786)
Total Investments	84,585	28,849,123	—	28,933,708
____________________

(a)

Other financial instruments would include derivative instruments, such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and swap agreements, which are valued at fair value.

HSBC FAMILY OF FUNDS 43

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC’’ or the “Investment Adviser’’), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services in this capacity, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at annual rate of:

Fund	Fee Rate (%)
High Yield Fund	0.65
Strategic Income Fund	0.65

HSBC also provides support services to the Funds pursuant to a Support Services Agreement in connection with the operation of certain classes of shares of the Funds. For its services in this capacity, HSBC is entitled to a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares of each of the Funds, at an annual rate of 0.10%. HSBC is not entitled to a support services fee for Class I Shares.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Funds (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $ 50 billion	0.0265
In excess of $ 50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust. For the year ended October 31, 2019, the effective annualized rate was 0.038%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust, subject to certain allocations in cases where one fund invests some or all of its assets in another fund.

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $ 50 billion	0.0065
In excess of $ 50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $313,915 for the year ended October 31, 2019, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

44 HSBC FAMILY OF FUNDS

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Notes to Financial Statements—as of October 31, 2019 (continued)

In addition, Citi provides fund accounting services for each Fund under the Services Agreement. As fund accountant, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursements of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside”), serves the Trust as Distributor (the “Distributor”). For the year ended October 31, 2019, Foreside, as Distributor, received $859 in commissions from sales of the Trust.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares of the Funds.

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

DST Asset Manager Solutions, Inc. (“DST”) provides transfer agency services for each Fund. As transfer agent, DST receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2021, the total annual expenses of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributable to the Funds’ investments in investment companies, as applicable. The applicable classes of each Fund have their own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual
		Expense
Fund	Class	Limitations(%)
High Yield Fund	A	0.90	*
High Yield Fund	I	0.55	*
Strategic Income Fund	A	1.05	*
Strategic Income Fund	I	0.70	*
____________________

*

Effective October 1, 2019. Prior to October 1, 2019, the contractual expense limitations for Class A and Class I Shares of each of High Yield Fund and Strategic Income Fund were 1.15% and 0.80%, respectively.

HSBC FAMILY OF FUNDS 45

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Notes to Financial Statements—as of October 31, 2019 (continued)

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the year ended October 31, 2019, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of October 31, 2019, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
	2022 ($)	2021 ($)	2020 ($)	Total ($)
High Yield Fund	450,112	428,942	192,107	1,071,161
Strategic Income Fund	461,092	454,308	207,463	1,122,863

Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/reimbursed by the Investment Adviser, Administrator and Citi as Sub-Administrator are reported separately on the Statements of Operations, as applicable.

Other:

The Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser. For the year ended October 31, 2019, the Funds purchased the following amounts of such securities:

Purchases ($)
High Yield Fund	1,372,000
Strategic Income Fund	1,644,000

The Funds may use related party broker-dealers. For the year ended October 31, 2019, there were no brokerage commissions paid to broker-dealers affiliated with the Adviser.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the year ended October 31, 2019 were as follows:

	Purchases ($)	Sales ($)
High Yield Fund	25,013,450	21,927,083
Strategic Income Fund	26,368,345	25,706,495

For the year ended October 31, 2019, purchases and sales of long-term U.S. government securities were as follows:

	Purchases ($)	Sales ($)
Strategic Income Fund	3,182,269	2,515,750

46 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

6. Investment Risks:

Derivatives Risk: The term “derivatives” covers a broad range of investments, including swaps, futures, options and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of a Fund’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less liquid than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.

Loan-Related Investments Risk: Loan-related investments, such as loan participations and assignments, are subject to numerous risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be or become illiquid or less liquid and difficult to value. Increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Transactions in many loans are subject to extended trade settlement periods, which could delay the Fund’s receipt of proceeds from the sale of a loan.

HSBC FAMILY OF FUNDS 47

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

7. Federal Income Tax Information:

At October 31, 2019, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
High Yield Fund	31,978,826	994,860	(700,128)	294,732
Strategic Income Fund	28,366,390	1,315,017	(715,913)	599,104
____________________

*	The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on derivatives.

The tax cost of investments generally includes the cost of securities and any upfront premiums paid or received on derivatives, as applicable. The tax unrealized appreciation/(depreciation) includes securities and derivatives that are not considered realized for tax purposes, as applicable.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2019, was as follows:

	Distributions paid from
				Total
	Ordinary	Total Taxable	Return of	Distributions
	Income ($)	Distributions ($)	Capital ($)	Paid ($)(1)
High Yield Fund	2,002,019	2,002,019	93,268	2,095,287
Strategic Income Fund	1,738,789	1,738,789	—	1,738,789
____________________

(1)	Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2018, was as follows:

	Distributions paid from
			Total
	Ordinary	Total Taxable	Distributions
	Income ($)	Distributions ($)	Paid ($)(1)
High Yield Fund	1,490,708	1,490,708	1,490,708
Strategic Income Fund	940,577	940,577	940,577
____________________

(1)	Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

48 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

As of the tax year ended October 31, 2019, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

		Undistributed			Accumulated	Unrealized	Total
	Undistributed	Long-Term			Capital and	Appreciation/	Accumulated
	Ordinary	Capital	Accumulated	Distributions	Other	(Depreciation)	Earnings/
	Income ($)	Gains ($)	Earnings ($)	Payable ($)*	Losses ($)	($)(1)	(Deficit) ($)
High Yield Fund	—	—	—	(20,038)	(662,561)	295,725	(386,874)
Strategic Income
Fund	100,681	166,643	267,324	(17,008)	—	593,283	843,599
____________________

*	Distributions payable may differ from the amounts reported in the Statements of Assets and Liabilities because distributions payable on a tax basis include those dividends that will be reinvested.
(1)

The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on derivatives.

As of the tax year ended October 31, 2019, the High Yield Fund has net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

	Short Term	Long Term
	Amount ($)	Amount ($)	Total ($)
High Yield Fund	443,272	219,289	662,561

During the year ended October 31, 2019, the Strategic Income Fund utilized CLCFs as follows:

Total ($)
Strategic Income Fund	46,013

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the tax year ended October 31, 2019, the Funds had no deferred losses.

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., certain gain/loss, differing treatment on certain swap agreements, and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and the realization for tax purposes of unrealized gains/losses on derivatives) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

	Accumulated Net Investment
	Income/(Distributions	Accumulated Net	Paid-In
	in Excess of Net	Realized	Capital
	Investment Income) ($)*	Gains/(Losses) ($)*	($)
High Yield Fund	181,983	(181,983)	—
Strategic Income Fund	327,353	(327,352)	(1)
____________________

*	These components of capital are presented together as “Total distributable earnings/(loss)” on the Statements of Assets and Liabilities.

HSBC FAMILY OF FUNDS	49

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of October 31, 2019 (continued)

The reclassifications for the Funds relate primarily to foreign currency gains or losses, and the differing treatment of investments in swap agreements.

8. Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

Number of
	shareholders with		Number of
	ownership of voting		shareholders with
	securities of the		ownership of voting
	Portfolio greater		securities of the
	than 10% and less	% owned in	Portfolio greater	% owned in
	than 25% of the total	aggregate by	than 25% of the total	aggregate by
	Portfolio’s outstanding	10%-25%	Portfolio’s outstanding	greater than 25%
Fund	voting securities	shareholders	voting securities	shareholders
High Yield Fund	—	—	1	90%*
Strategic Income Fund	—	—	1	99%*
____________________

*	Owned by the Investment Adviser or an affiliate.

9. Recent Accounting Pronouncements:

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. The Funds will adopt and apply ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-08, as of November 1, 2019, the amortized cost basis of investments will be reduced and unrealized appreciation of investments will be increased, but there will be no impact on net assets or overall results from operations.

10. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of October 31, 2019.

50	HSBC FAMILY OF FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of HSBC Funds and Shareholders of HSBC High Yield Fund and HSBC Strategic Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of HSBC High Yield Fund and HSBC Strategic Income Fund (two of the funds constituting HSBC Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

HSBC FAMILY OF FUNDS	51

Report of Independent Registered Public Accounting Firm (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 20, 2019

We have served as the auditor of one or more investment companies in the HSBC Funds since 2015.

52	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Other Federal Income Tax Information—as of October 31, 2019 (Unaudited)

During the year ended October 31, 2019, the following Funds designated the maximum amount allowable as interest-related dividends for certain non-U.S. resident investors:

Qualified Interest
Income %
High Yield Fund	73.60%
Strategic Income Fund	53.76%

HSBC FAMILY OF FUNDS	53

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses - as of October 31, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare the cost with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning May 1, 2019 and held through the period ended October 31, 2019.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended October 31, 2019.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Annualized	Beginning	Ending	Expenses	Ending	Expenses
	Expense Ratio	Account Value	Account Value	Paid During	Account Value	Paid During
	During Period	5/1/19	10/31/19	Period*	10/31/19	Period*
High Yield Fund - Class A	1.10%	$1,000.00	$1,029.50	$5.63	$1,019.66	$5.60
High Yield Fund - Class I	0.76%	1,000.00	1,032.20	3.89	1,021.37	3.87
Strategic Income Fund - Class A	1.12%	1,000.00	1,039.00	5.76	1,019.56	5.70
Strategic Income Fund - Class I	0.78%	1,000.00	1,040.00	4.01	1,021.27	3.97
____________________

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

54	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Board of Trustees and Officers (Unaudited)

MANAGEMENT OF THE TRUST

The following table contains information regarding the HSBC Family of Funds’ Board of Trustees (“Trustees”). The HSBC Family of Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling (888) 525-5757.

Portfolios in
	Position(s)	Term of Office		Fund Complex	Other Directorships
	Held with	and Length of	Principal Occupation(s)	Overseen By	Held by Trustee
Name, Address, Age	Funds	Time Served	During Past 5 Years	Trustee*	During Past 5 Years**
NON-INTERESTED
TRUSTEES

MARCIA L. BECK	Trustee	Indefinite;	Private Investor (1999 – present)	8	None
P.O. Box 182845		2008 to
Columbus, OH		present
43218-3035
Age: 64

SUSAN C. GAUSE	Trustee	Indefinite;	Private Investor (2003 - present)	8	Metropolitan Series Fund
P.O. Box 182845		2013 to			(2012 – present); and
Columbus, OH		present			Met Investors Series
43218-3035					Trust (2008 – present)
Age: 67

SUSAN S. HUANG	Trustee	Indefinite;	Private Investor (2000 - present)	8	None
P.O. Box 182845		2008 to
Columbus, OH		present
43218-3035
Age: 65

THOMAS F. ROBARDS	Chairman and	Indefinite;	Private Investor (2003 - present)	8	Ellington Residential
P.O. Box 182845	Trustee	2005 to			Mortgage REIT (NYSE
Columbus, OH		present			listed real estate
43218-3035					investment trust) (2013
Age: 73					– present); Ellington
Financial Inc. (NYSE
listed financial services
company) (2007 –
present); and Overseas
Shipholding Group (OSG)
(NYSE listed company)
(2005-2014)

INTERESTED TRUSTEE

DEBORAH A. HAZELL***	Trustee	Indefinite;	Director and Chief Executive Officer,	8	None
452 Fifth Avenue		2011 to	HSBC Global Asset Management (USA)
New York		present	Inc. (2011 - present)
NY 10018
Age: 56
____________________

*	Includes all series of the HSBC Funds.
**

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

***	Ms. Hazell is considered to be an “Interested Trustee” because she holds positions with HSBC Global Asset Management (USA) Inc.

HSBC FAMILY OF FUNDS	55

HSBC FAMILY OF FUNDS
Board of Trustees and Officers (Unaudited) (continued)

	Position(s) Held	Term of Office and	Principal Occupation(s)
Name, Address, Age	Funds	Length of Time Served	During Past 5 Years
OFFICERS

RICHARD A. FABIETTI	President	One year;	Senior Vice President, HSBC Global Asset Management (USA)
452 Fifth Avenue		2004 to present	Inc. (1998 - present)
New York, NY 10018
Age: 61

JAMES D. LEVY	Vice President	One year;	Vice President, Product Management, HSBC Global Asset
452 Fifth Avenue		2014 to present	Management (USA) Inc. (2014 – present); Vice President,
New York, NY 10018			Mutual Funds Product Development, GE Asset Management Inc.
Age: 56			(2007 – 2014)

LAUREN STUNTEBECK	Treasurer	One year;	Vice President, Financial Administration, Citi Fund Services
4400 Easton Commons,		2019 to present	(2019 - present); Senior Manager, Audit, KPMG LLP (2016-2019);
Suite 200			Manager, Audit, KPMG LLP (2014-2016)
Columbus, OH 43219-3035
Age: 32

IOANNIS TZOUGANATOS*	Secretary	One year;	Vice President, Regulatory Administration, Citi Fund Services
Prudential Center		2015 to present	(2008 - present)
800 Boylston Street, 24th Floor
Boston, MA 02199
Age: 43

CHARLES BOOTH*	Chief Compliance	One year;	Director and Compliance Officer, CCO Services,
4400 Easton Commons,	Officer	2015 to present	Citi Fund Services (1988 - present)
Suite 200
Columbus,
OH 43219-3035
Age: 59

JAMES M. CURTIS	Chief Legal Officer	One year;	Associate General Counsel, HSBC Securities (USA) Inc. (2005-
452 Fifth Avenue		2018 to present	2017); Associate General Counsel, HSBC Technology & Services
New York, NY 10018			(USA) Inc. (2018-present)
Age: 51
____________________

*	Mr. Tzouganatos and Mr. Booth also are officers of other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

56	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS	57

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients:
HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

SUB-ADVISERS

HSBC Strategic Income Fund
HSBC Global Asset Management (UK) Limited
78 St. James Street
London, United Kingdom, SW1A 1EJ

For All Other Shareholders:

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183

TRANSFER AGENT

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.emfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-AR-FIF-1219	12/19

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Tom Robards and Marcia Beck, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees,
2019	$242,630
2018	$283,225

(b) Audit-Related Fees,
2019	$0
2018	$0

(c) Tax Fees,
2019	$115,700
2018	$115,700

Fees for both 2018 and 2019 relate primarily to the preparation of federal and state income and excise tax returns and the review of excise tax distributions.

(d) All Other Fees,
2019	$0
2018	$0

(e)(1) The audit committee is required to pre-approve all audit and permitted non-audit services performed by the registrant’s independent auditors in accordance with the audit committee charter and the Investment Company Act of 1940.

(e)(2)
2019	0%
2018	0%

(f) Not applicable.

(g) Non-Audit Fees,
2019	$3,407,000
2018	$2,279,700

Fees for 2018 and 2019 represent PricewaterhouseCoopers LLP services provided to the Funds and to HSBC Bank and affiliates related to general corporate, state and local tax assistance, accounting matters and various advisory projects.

(h) The audit committee considered the nonaudit services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser, and believes the services are compatible with the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC FUNDS

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	December 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	December 19, 2019

By (Signature and Title)	/s/ Lauren Stuntebeck
Lauren Stuntebeck
Treasurer

Date	December 19, 2019